UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07455

                                                 Virtus Opportunities Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                                             Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

                                             Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end:  September 30

Date of reporting period: December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Duff & Phelps Global Infrastructure Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2018
($ reported in thousands)
	Shares	Value
Common Stocks—98.8%
Communication Services—1.8%
Cellnex Telecom SA 144A (Spain)(1)	57,741	$ 1,481
Energy—16.5%
Antero Midstream GP LP (United States)	48,870	546
Cheniere Energy, Inc. (United States)(2)	35,169	2,082
Enbridge, Inc. (Canada)	78,040	2,425
Kinder Morgan, Inc. (United States)	108,464	1,668
ONEOK, Inc. (United States)	18,375	991
Pembina Pipeline Corp. (Canada)	45,045	1,337
Targa Resources Corp. (United States)	17,428	628
TransCanada Corp. (Canada)	57,411	2,050
Williams Cos., Inc. (The) (United States)	74,474	1,642
		13,369

Industrials—26.6%
Aena SME SA (Spain)(1)	10,681	1,661
Aeroports de Paris (France)	5,990	1,136
Atlantia SpA (Italy)	94,545	1,958
CSX Corp. (United States)	27,320	1,697
East Japan Railway Co. (Japan)	15,290	1,355
Flughafen Zuerich AG Registered Shares (Switzerland)	7,784	1,287
Norfolk Southern Corp. (United States)	11,277	1,686
Sydney Airport (Australia)	346,296	1,642
Transurban Group (Australia)	686,868	5,636
Union Pacific Corp. (United States)	9,002	1,244
Vinci SA (France)	27,298	2,253
		21,555

Real Estate—10.6%
American Tower Corp. (United States)	31,182	4,933
Crown Castle International Corp. (United States)	33,615	3,651
		8,584

Utilities—43.3%
American Electric Power Co., Inc. (United States)	38,732	2,895
American Water Works Co., Inc. (United States)	20,424	1,854
Atmos Energy Corp. (United States)	19,563	1,814
CMS Energy Corp. (United States)	30,634	1,521
Dominion Energy, Inc. (United States)	38,776	2,771
DTE Energy Co. (United States)	9,378	1,034
Enel SpA (Italy)	188,382	1,089
Evergy, Inc. (United States)	38,492	2,185
Fortis, Inc. (Canada)	46,531	1,551
Iberdrola SA (Spain)	172,419	1,386
National Grid plc (United Kingdom)	122,179	1,190
Naturgy Energy Group SA (Spain)	50,236	1,281
NextEra Energy, Inc. (United States)	30,149	5,241
NiSource, Inc. (United States)	51,953	1,317
ONE Gas, Inc. (United States)	11,961	952
Orsted A/S 144A (Denmark)(1)	33,965	2,271
	Shares	Value

Utilities—continued
Public Service Enterprise Group, Inc. (United States)	34,212	$ 1,781
Sempra Energy (United States)	27,642	2,991
		35,124

Total Common Stocks (Identified Cost $75,261)		80,113

Total Long-Term Investments—98.8% (Identified Cost $75,261)		80,113

TOTAL INVESTMENTS—98.8% (Identified Cost $75,261)		80,113
Other assets and liabilities, net—1.2%		987
NET ASSETS—100.0%		$81,100

Abbreviation:
LP	Limited Partnership

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities amounted to a value of $5,413 or 6.7% of net assets.
(2)	Non-income producing.

Country Weightings (Unaudited)†
United States	59%
Canada	9
Australia	9
Spain	7
France	4
Italy	4
Denmark	3
Other	5
Total	100%
† % of total investments as of December 31, 2018.
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):
	Total Value at December 31, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$80,113	$80,113
Total Investments	$80,113	$80,113
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2018.
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
See Notes to Schedule of Investments.
0

Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2018
($ reported in thousands)
	Shares	Value
Common Stocks—99.2%
Australia—3.7%
Dexus Property Group	218,339	$ 1,633
GPT Group (The) - In Specie(1)(2)	13,566	—
National Storage REIT	2,228,270	2,755
Scentre Group	651,389	1,789
		6,177

Belgium—0.6%
Shurgard Self Storage SA(2)	37,121	1,031
Canada—1.3%
Boardwalk Real Estate Investment Trust	76,000	2,105
China—1.0%
GDS Holdings Ltd. ADR(2)	73,500	1,697
France—1.5%
Klepierre SA	78,980	2,440
Germany—6.3%
ADO Properties SA 144A(3)	38,042	1,984
TLG Immobilien AG	105,300	2,922
Vonovia SE	123,919	5,621
		10,527

Hong Kong—7.5%
Link REIT	423,504	4,289
Swire Properties Ltd.	1,008,000	3,540
Wharf Real Estate Investment Co., Ltd.	802,000	4,798
		12,627

India—1.4%
Ascendas India Trust	3,001,800	2,379
Ireland—2.7%
Green REIT plc	1,532,723	2,371
Irish Residential Properties REIT plc	1,371,000	2,120
		4,491

Japan—11.5%
GLP J-REIT	2,189	2,235
Hulic Co., Ltd.	196,900	1,769
Invesco Office J-REIT, Inc.	16,300	2,281
Invincible Investment Corp.	9,250	3,815
Kenedix Office Investment Corp.	347	2,216
Mitsubishi Estate Co., Ltd.	319,000	5,034
Mitsui Fudosan Logistics Park, Inc.	655	1,853
		19,203

Mexico—0.5%
Prologis Property Mexico SA de CV	558,800	862
Netherlands—0.8%
Unibail-Rodamco-Westfield	8,778	1,362
Norway—1.5%
Entra ASA 144A(3)	194,500	2,591
	Shares	Value

Singapore—1.1%
Mapletree Logistics Trust	2,048,600	$ 1,894
Spain—1.5%
Inmobiliaria Colonial SOCIMI SA	275,000	2,563
Sweden—0.5%
Kungsleden AB	123,000	873
United Kingdom—7.4%
Derwent London plc	70,410	2,560
Empiric Student Property plc	527,359	621
Safestore Holdings plc	322,557	2,082
Segro plc	193,928	1,455
UNITE Group plc (The)	407,900	4,191
Workspace Group plc	153,800	1,556
		12,465

United States—48.4%
Alexandria Real Estate Equities, Inc.	36,665	4,225
American Homes 4 Rent Class A	150,750	2,992
Apartment Investment & Management Co. Class A	48,100	2,111
AvalonBay Communities, Inc.	21,765	3,788
Brixmor Property Group, Inc.	130,533	1,918
Cousins Properties, Inc.	384,400	3,037
CubeSmart	111,575	3,201
CyrusOne, Inc.	43,200	2,284
Digital Realty Trust, Inc.	47,815	5,095
Douglas Emmett, Inc.	75,695	2,583
Duke Realty Corp.	141,331	3,661
Equity Residential	24,115	1,592
Essex Property Trust, Inc.	8,427	2,066
Extra Space Storage, Inc.	41,645	3,768
Healthcare Trust of America, Inc. Class A	124,500	3,151
Highwoods Properties, Inc.	20,506	793
Host Hotels & Resorts, Inc.	150,208	2,504
Kilroy Realty Corp.	32,922	2,070
Mid-America Apartment Communities, Inc.	34,900	3,340
Paramount Group, Inc.	158,440	1,990
Prologis, Inc.	120,425	7,071
Regency Centers Corp.	50,950	2,990
RLJ Lodging Trust	102,550	1,682
Ryman Hospitality Properties, Inc.	13,100	874
Simon Property Group, Inc.	30,231	5,079
Spirit Realty Capital, Inc.	44,200	1,558
Sun Communities, Inc.	41,756	4,247
Vornado Realty Trust	24,170	1,499
		81,169

Total Common Stocks (Identified Cost $157,939)		166,456

Total Long-Term Investments—99.2% (Identified Cost $157,939)		166,456

TOTAL INVESTMENTS—99.2% (Identified Cost $157,939)		166,456
Other assets and liabilities, net—0.8%		1,315
NET ASSETS—100.0%		$167,771
See Notes to Schedule of Investments.

Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(2)	Non-income producing.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities amounted to a value of $4,575 or 2.7% of net assets.

Country Weightings (Unaudited)†
United States	49%
Japan	12
Hong Kong	8
United Kingdom	7
Germany	6
Australia	4
Ireland	3
Other	11
Total	100%
† % of total investments as of December 31, 2018.
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):
	Total Value at December 31, 2018	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$166,456	$166,456	$— *
Total Investments	$166,456	$166,456	$— *

*	Includes internally fair valued security.
There were no securities valued using significant observable inputs (Level 2) at December 31, 2018.
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended December 31, 2018.
See Notes to Schedule of Investments.

Duff & Phelps International Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2018
($ reported in thousands)
	Shares	Value
Common Stocks—97.2%
Australia—7.2%
Dexus Property Group	115,718	$ 866
GPT Group (The) - In Specie(1)(2)(3)	588,920	—
National Storage REIT	785,514	971
Scentre Group	388,171	1,066
		2,903

Belgium—0.8%
Shurgard Self Storage SA(3)	11,591	322
Canada—4.1%
Boardwalk Real Estate Investment Trust	28,000	776
First Capital Realty, Inc.	34,205	472
RioCan Real Estate Investment Trust	22,150	386
		1,634

China—1.6%
GDS Holdings Ltd. ADR(3)	28,500	658
France—4.2%
Klepierre SA	28,331	875
Mercialys SA	60,300	827
		1,702

Germany—9.4%
ADO Properties SA 144A(4)	11,822	617
TLG Immobilien AG	38,300	1,063
Vonovia SE	45,974	2,085
		3,765

Hong Kong—15.4%
Hysan Development Co., Ltd.	168,000	799
Link REIT	207,441	2,101
Swire Properties Ltd.	383,000	1,345
Wharf Real Estate Investment Co., Ltd.	321,000	1,920
		6,165

India—1.6%
Ascendas India Trust	831,100	659
Ireland—4.4%
Green REIT plc	571,542	884
Irish Residential Properties REIT plc	570,000	882
		1,766

Japan—22.6%
GLP J-REIT	1,001	1,022
Hulic Co., Ltd.	89,500	804
Invesco Office J-REIT, Inc.	6,700	938
Invincible Investment Corp.	3,572	1,473
Kenedix Office Investment Corp.	190	1,214
Kenedix Retail REIT Corp.	354	804
Mitsubishi Estate Co., Ltd.	132,000	2,083
	Shares	Value

Japan—continued
Mitsui Fudosan Logistics Park, Inc.	266	$ 752
		9,090

Mexico—1.2%
Prologis Property Mexico SA de CV	312,000	481
Netherlands—3.4%
Unibail-Rodamco-Westfield	8,875	1,377
Norway—2.5%
Entra ASA 144A(4)	74,000	986
Singapore—1.6%
Mapletree Logistics Trust	680,100	629
Spain—2.2%
Inmobiliaria Colonial SOCIMI SA	95,100	886
Sweden—1.5%
Castellum AB	10,999	203
Kungsleden AB	56,000	397
		600

United Kingdom—13.5%
Derwent London plc	24,246	882
Empiric Student Property plc	428,850	505
Safestore Holdings plc	170,376	1,100
Segro plc	131,368	986
UNITE Group plc (The)	117,700	1,209
Workspace Group plc	72,100	729
		5,411

Total Common Stocks (Identified Cost $37,508)		39,034

Total Long-Term Investments—97.2% (Identified Cost $37,508)		39,034

Short-Term Investment—0.8%
Money Market Mutual Fund—0.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.292%) (5)	308,484	308
Total Short-Term Investment (Identified Cost $308)		308

TOTAL INVESTMENTS—98.0% (Identified Cost $37,816)		39,342
Other assets and liabilities, net—2.0%		809
NET ASSETS—100.0%		$40,151

Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See Notes to Schedule of Investments.

Duff & Phelps International Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
Footnote Legend:
(1)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(2)	Amount is less than $500.
(3)	Non-income producing.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities amounted to a value of $1,603 or 4.0% of net assets.
(5)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
Japan	23%
Hong Kong	16
United Kingdom	14
Germany	10
Australia	7
Ireland	4
France	4
Other	22
Total	100%
† % of total investments as of December 31, 2018.
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):
	Total Value at December 31, 2018	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$39,044	$39,034	$— *
Short-Term Investment	308	308	—
Total Investments	$39,352	$39,342	$— *

*	Includes internally fair valued security.
There were no securities valued using significant observable inputs (Level 2) at December 31, 2018.
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended December 31, 2018.
See Notes to Schedule of Investments.

Duff & Phelps Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2018
($ reported in thousands)
	Shares	Value
Common Stocks—99.4%
Real Estate Investment Trusts—99.4%
Data Centers—9.4%
CoreSite Realty Corp.	27,481	$ 2,397
CyrusOne, Inc.	294,870	15,593
Digital Realty Trust, Inc.	305,551	32,557
		50,547

Health Care—4.4%
Healthcare Realty Trust, Inc.	182,675	5,195
Healthcare Trust of America, Inc. Class A	732,000	18,527
		23,722

Industrial/Office—30.3%
Industrial—11.7%
Duke Realty Corp.	838,659	21,721
Prologis, Inc.	706,332	41,476
		63,197

Office—18.6%
Alexandria Real Estate Equities, Inc.	226,205	26,068
Cousins Properties, Inc.	2,025,439	16,001
Douglas Emmett, Inc.	481,169	16,422
Highwoods Properties, Inc.	182,328	7,054
Kilroy Realty Corp.	235,966	14,838
Paramount Group, Inc.	979,841	12,307
Vornado Realty Trust	122,195	7,580
		100,270

Total Industrial/Office		163,467

Lodging/Resorts—8.2%
Host Hotels & Resorts, Inc.	1,155,286	19,259
RLJ Lodging Trust	814,302	13,354
Ryman Hospitality Properties, Inc.	82,000	5,469
Summit Hotel Properties, Inc.	617,000	6,003
		44,085

Residential—25.5%
Apartments—17.0%
Apartment Investment & Management Co. Class A	425,600	18,675
AvalonBay Communities, Inc.	146,890	25,566
Equity Residential	170,695	11,268
Essex Property Trust, Inc.	55,904	13,708
Mid-America Apartment Communities, Inc.	235,200	22,509
	Shares	Value

Residential—continued
Apartments—continued
		91,726

Manufactured Homes—4.9%
Equity LifeStyle Properties, Inc.	44,803	$ 4,351
Sun Communities, Inc.	215,680	21,937
		26,288

Single Family Homes—3.6%
American Homes 4 Rent Class A	989,600	19,644
Total Residential		137,658

Retail—13.6%
Free Standing—1.0%
Spirit Realty Capital, Inc.	161,200	5,682
Regional Malls—5.8%
Simon Property Group, Inc.	187,241	31,455
Shopping Centers—6.8%
Brixmor Property Group, Inc.	916,596	13,465
Federal Realty Investment Trust	25,900	3,057
Regency Centers Corp.	341,500	20,039
		36,561

Total Retail		73,698

Self Storage—8.0%
CubeSmart	631,550	18,119
Extra Space Storage, Inc.	246,087	22,266
Public Storage	15,300	3,097
		43,482

Total Common Stocks (Identified Cost $404,207)		536,659

Total Long-Term Investments—99.4% (Identified Cost $404,207)		536,659

TOTAL INVESTMENTS—99.4% (Identified Cost $404,207)		536,659
Other assets and liabilities, net—0.6%		3,498
NET ASSETS—100.0%		$540,157
See Notes to Schedule of Investments.

Duff & Phelps Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):
	Total Value at December 31, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$536,659	$536,659
Total Investments	$536,659	$536,659
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2018.
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
See Notes to Schedule of Investments.

Virtus Herzfeld Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2018
($ reported in thousands)
	Shares	Value
Closed End Funds(1)—92.4%
Equity Funds—40.3%
Adams Natural Resources Fund, Inc.	125,690	$ 1,831
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	38,707	413
Boulder Growth & Income Fund, Inc.(2)	312,623	3,261
Central Securities Corp.	160,445	3,984
Cornerstone Strategic Value Fund, Inc.	186,890	2,089
Cornerstone Total Return Fund, Inc.	10,555	117
Gabelli Healthcare & WellnessRx Trust (The)(2)	85,355	790
General American Investors Co., Inc.(2)	45,971	1,307
Kayne Anderson Midstream/Energy Fund, Inc.	67,668	653
Kayne Anderson MLP Investment Co.	57,881	796
Salient Midstream & MLP Fund(2)	108,495	802
Tekla Healthcare Opportunities Fund(2)	147,030	2,467
Tortoise Energy Infrastructure Corp.(2)	27,762	553
Tortoise Pipeline & Energy Fund, Inc.	67,361	836
Tortoise Power and Energy Infrastructure Fund, Inc.	61,259	977
		20,876

Fixed Income Funds—23.4%
Apollo Tactical Income Fund, Inc.	119,931	1,652
Brookfield Real Assets Income Fund, Inc.	31,587	602
Highland Floating Rate Opportunities Fund	199,537	2,554
Nuveen Credit Strategies Income Fund(2)	330,943	2,449
Nuveen Floating Rate Income Opportunity Fund	130,600	1,178
OFS Credit Co., Inc.	32,821	501
PGIM Short Duration High Yield Fund, Inc.	93,189	1,214
PIMCO Dynamic Credit and Mortgage Income Fund(2)	92,918	1,956
		12,106

International Equity Funds—28.7%
Aberdeen Global Dynamic Dividend Fund	96,056	817
Aberdeen Japan Equity Fund, Inc.	92,393	600
Aberdeen Total Dynamic Dividend Fund	250,432	1,806
India Fund, Inc. (The)	25,787	522
Japan Smaller Capitalization Fund, Inc.	32,210	267
Mexico Equity & Income Fund, Inc.	26,420	267
Morgan Stanley India Investment Fund, Inc.	50,000	1,002
New Germany Fund, Inc. (The)	71,309	834
NexPoint Strategic Opportunities Fund	232,759	4,639
Source Capital, Inc.	20,883	680
Taiwan Fund, Inc. (The)	84,216	1,277
Tekla World Healthcare Fund(2)	158,653	1,839
Templeton Dragon Fund, Inc.	19,655	334
		14,884

Total Closed End Funds (Identified Cost $52,105)		47,866

	Shares	Value

Preferred Stocks—5.4%
Financials—5.4%
Eagle Point Credit Co., Inc., 6.750%	34,138	$ 845
Eagle Point Credit Co., Inc. Series A, 7.750%(2)	9,682	244
Medallion Financial Corp., 9.000%	66,421	1,680
		2,769

Total Preferred Stocks (Identified Cost $2,759)		2,769

Total Long-Term Investments—97.8% (Identified Cost $54,864)		50,635

Short-Term Investment—3.8%
Money Market Mutual Fund(1)—3.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.292%)	1,961,461	1,961
Total Short-Term Investment (Identified Cost $1,961)		1,961

Securities Lending Collateral(1)—6.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.292%)(3)	3,551,993	3,552
Total Securities Lending Collateral (Identified Cost $3,552)		3,552

TOTAL INVESTMENTS—108.4% (Identified Cost $60,377)		56,148
Other assets and liabilities, net—(8.4)%		(4,371)
NET ASSETS—100.0%		$51,777

Abbreviation:
MLP	Master Limited Partnership

Footnote Legend:
(1)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.
(2)	All or a portion of security is on loan.
(3)	Represents security purchased with cash collateral received for securities on loan.
See Notes to Schedule of Investments.

Virtus Herzfeld Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):
	Total Value at December 31, 2018	Level 1 Quoted Prices
Closed End Funds	$47,866	$47,866
Equity Securities:
Preferred Stocks	2,769	2,769
Securities Lending Collateral	3,552	3,552
Short-Term Investment	1,961	1,961
Total Investments	$56,148	$56,148
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2018.
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
See Notes to Schedule of Investments.

Horizon Wealth Masters Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2018
($ reported in thousands)
	Shares	Value
Common Stocks—99.8%
Communication Services—12.7%
Alphabet, Inc. Class C(1)	310	$ 321
AMC Networks, Inc. Class A(1)	5,876	322
CBS Corp. Class B	7,000	306
Comcast Corp. Class A	9,020	307
Discovery, Inc. Class C(1)	12,614	291
DISH Network Corp. Class A(1)	11,353	284
Facebook, Inc. Class A(1)	2,382	312
GCI Liberty, Inc. Class A(1)	7,406	305
IAC/InterActiveCorp (1)	1,789	327
Liberty Braves Group Class C(1)	12,971	323
Liberty Broadband Corp. Class C(1)	4,256	307
Liberty Global plc Class C(1)	14,881	307
Liberty Latin America Ltd. Class C(1)	20,041	292
Liberty Media Corp. Class C(1)	10,588	325
Liberty Sirius XM Group Class C(1)	8,467	313
Liberty TripAdvisor Holdings, Inc. Class A(1)	18,848	300
Lions Gate Entertainment Corp. Class B	23,122	344
Madison Square Garden Co. (The) Class A(1)	1,234	330
MSG Networks, Inc. Class A(1)	13,191	311
News Corp. Class A	26,818	304
Viacom, Inc. Class B	11,865	305
		6,536

Consumer Discretionary—24.0%
Amazon.com, Inc.(1)	213	320
American Eagle Outfitters, Inc.	17,540	339
AutoNation, Inc.(1)	9,321	333
Buckle, Inc. (The)(2)	16,738	324
Carnival Corp.	5,771	284
Choice Hotels International, Inc.	4,520	323
Columbia Sportswear Co.	3,784	318
Dick’s Sporting Goods, Inc.	9,785	305
Dillard’s, Inc. Class A(2)	5,297	319
DSW, Inc. Class A	13,223	327
eBay, Inc.(1)	11,212	315
Expedia Group, Inc.	2,757	311
Gap, Inc. (The)	12,631	325
Garmin Ltd.	5,109	323
Horton (D.R.), Inc.	8,904	309
Hyatt Hotels Corp. Class A	4,772	323
International Speedway Corp. Class A	7,354	322
L Brands, Inc.	11,671	300
Lands’ End, Inc.(1)	23,181	329
Las Vegas Sands Corp.	6,198	323
Lennar Corp. Class A	7,731	303
Liberty Expedia Holdings, Inc. Class A(1)	7,932	310
Marriott International, Inc. Class A	2,983	324
Marriott Vacations Worldwide Corp.	4,697	331
Mohawk Industries, Inc.(1)	2,716	318
Newell Brands, Inc.	15,567	289
Nordstrom, Inc.	6,791	316
Penn National Gaming, Inc.(1)	16,057	302
Penske Automotive Group, Inc.	8,180	330
Qurate Retail Group, Inc.(1)	16,282	318
Ralph Lauren Corp.	3,142	325
Red Rock Resorts, Inc. Class A	14,959	304
Restaurant Brands International, Inc.	5,996	314
Sears Hometown and Outlet Stores, Inc.(1)(2)	157,239	335
Tesla, Inc.(1)	953	317
Under Armour, Inc. Class C(1)	19,083	309
	Shares	Value

Consumer Discretionary—continued
Urban Outfitters, Inc.(1)	9,609	$ 319
Weight Watchers International, Inc.(1)	7,539	291
Wendy’s Co. (The)	19,414	303
		12,330

Consumer Staples—6.7%
Boston Beer Co., Inc. (The) Class A(1)	1,259	303
Brown-Forman Corp. Class B	6,970	332
Constellation Brands, Inc. Class A	1,846	297
Estee Lauder Cos., Inc. (The) Class A	2,470	321
Hostess Brands, Inc.(1)	28,847	316
Lancaster Colony Corp.	1,720	304
Monster Beverage Corp.(1)	6,420	316
Nomad Foods Ltd.(1)	18,672	312
PriceSmart, Inc.	5,330	315
Spectrum Brands Holdings, Inc.	7,311	309
Tootsie Roll Industries, Inc.(2)	9,182	307
		3,432

Energy—5.4%
Cheniere Energy, Inc.(1)	5,344	316
Continental Resources, Inc.(1)	7,757	312
CVR Energy, Inc.	9,482	327
Exterran Corp.(1)	16,819	298
Hess Corp.	6,904	280
Par Pacific Holdings, Inc.(1)	22,027	312
RPC, Inc.(2)	30,477	301
Transocean Ltd.(1)	45,639	317
W&T Offshore, Inc.(1)	69,061	284
		2,747

Financials—13.2%
American Financial Group, Inc.	3,544	321
Berkley (W.R.) Corp.	4,352	322
Berkshire Hathaway, Inc. Class B(1)	1,628	332
BOK Financial Corp.	4,332	318
Brown & Brown, Inc.	11,736	323
Charles Schwab Corp. (The)	7,994	332
Cohen & Steers, Inc.	9,379	322
Erie Indemnity Co. Class A	2,490	332
First Citizens BancShares, Inc. Class A	864	326
Franklin Resources, Inc.	10,912	324
Greenlight Capital Re Ltd. Class A(1)	35,760	308
Hilltop Holdings, Inc.	18,739	334
Jefferies Financial Group, Inc.	18,235	316
Loews Corp.	7,081	322
Mercury General Corp.	6,027	312
Morningstar, Inc.	2,842	312
National General Holdings Corp.	13,540	328
PJT Partners, Inc. Class A	8,248	320
Raymond James Financial, Inc.	4,447	331
Third Point Reinsurance Ltd.(1)	33,048	319
Virtu Financial, Inc. Class A	13,376	344
		6,798

Health Care—3.0%
AquaBounty Technologies, Inc.(1)(2)	149,556	307
Bruker Corp.	10,789	321
Danaher Corp.	3,155	325
Intrexon Corp.(1)(2)	44,514	291
See Notes to Schedule of Investments.

Horizon Wealth Masters Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Shares	Value

Health Care—continued
NantKwest, Inc.(1)(2)	258,475	$ 300
		1,544

Industrials—12.4%
Air Lease Corp.	9,885	299
Cintas Corp.	1,924	323
Colfax Corp.(1)	15,098	316
Covanta Holding Corp.	22,187	298
FedEx Corp.	1,955	315
Fortive Corp.	4,770	323
Heartland Express, Inc.	18,249	334
Herc Holdings, Inc.(1)	11,827	307
Hertz Global Holdings, Inc.(1)	21,341	291
Manitowoc Co., Inc. (The)(1)	21,958	324
MasTec, Inc.(1)	8,077	328
MSC Industrial Direct Co., Inc. Class A	4,148	319
Navistar International Corp.(1)	12,363	321
Rollins, Inc.	8,999	325
Seaspan Corp.(2)	40,553	318
Timken Co. (The)	8,747	326
W.W. Grainger, Inc.	1,142	322
Welbilt, Inc.(1)	26,713	297
Werner Enterprises, Inc.	10,512	311
XPO Logistics, Inc.(1)	6,108	348
		6,345

Information Technology—8.2%
Amkor Technology, Inc.(1)	51,326	337
Anixter International, Inc.(1)	5,824	316
Conduent, Inc.(1)	29,097	309
EchoStar Corp. Class A(1)	8,822	324
Intuit, Inc.	1,623	319
Oracle Corp.	6,839	309
Paychex, Inc.	4,898	319
Pegasystems, Inc.	6,826	327
RealPage, Inc.(1)	6,699	323
salesforce.com, Inc.(1)	2,419	331
SS&C Technologies Holdings, Inc.	7,112	321
TTEC Holdings, Inc.	12,074	345
Xerox Corp.	15,358	303
		4,183

Materials—5.7%
Freeport-McMoRan, Inc.	31,222	322
LyondellBasell Industries NV Class A	3,935	327
NewMarket Corp.	819	338
Novagold Resources, Inc.(1)(2)	85,874	339
Platform Specialty Products Corp.(1)	31,171	322
Scotts Miracle-Gro Co. (The)	5,126	315
	Shares	Value

Materials—continued
Silgan Holdings, Inc.	13,290	$ 314
TimkenSteel Corp.(1)	35,442	310
Westlake Chemical Corp.	5,098	337
		2,924

Real Estate—8.5%
American Homes 4 Rent Class A	15,823	314
Colony Capital, Inc.	65,549	307
Equity LifeStyle Properties, Inc.	3,223	313
Equity Residential	4,657	307
Gaming and Leisure Properties, Inc.	9,506	307
Host Hotels & Resorts, Inc.	18,437	307
Howard Hughes Corp. (The)(1)	3,317	324
JBG SMITH Properties	8,707	303
Marcus & Millichap, Inc.(1)	9,621	330
Seritage Growth Properties Class A(2)	9,303	301
Simon Property Group, Inc.	1,848	311
Taubman Centers, Inc.	6,859	312
Urban Edge Properties	18,296	304
Vornado Realty Trust	4,917	305
		4,345

Total Common Stocks (Identified Cost $44,032)		51,184

Total Long-Term Investments—99.8% (Identified Cost $44,032)		51,184

Securities Lending Collateral—5.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.292%)(3)(4)	2,622,272	2,622
Total Securities Lending Collateral (Identified Cost $2,622)		2,622

TOTAL INVESTMENTS—104.9% (Identified Cost $46,654)		53,806
Other assets and liabilities, net—(4.9)%		(2,504)
NET ASSETS—100.0%		$51,302

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.
See Notes to Schedule of Investments.

Horizon Wealth Masters Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):
	Total Value at December 31, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$51,184	$51,184
Securities Lending Collateral	2,622	2,622
Total Investments	$53,806	$53,806
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2018.
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
See Notes to Schedule of Investments.

KAR Emerging Markets Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2018
($ reported in thousands)
	Shares	Value
Common Stocks—80.4%
Communication Services—21.1%
Addcn Technology Co., Ltd, (Taiwan)	309,000	$ 2,408
Auto Trader Group plc (United Kingdom)	362,700	2,103
Autohome, Inc. ADR (China)	26,785	2,095
Pico Far East Holdings Ltd. (Hong Kong)	3,144,780	1,137
Sarana Menara Nusantara Tbk PT (Indonesia)	42,368,400	2,033
Sea Ltd. ADR (Thailand)(1)	153,655	1,739
SINA Corp. (China)(1)	37,455	2,009
Wirtualna Polska Holding SA (Poland)	85,500	1,206
		14,730

Consumer Discretionary—6.8%
Ace Hardware Indonesia Tbk PT (Indonesia)	6,561,000	680
Baozun, Inc. Sponsored ADR (China)(1)	44,890	1,311
Fila Korea Ltd. (South Korea)	27,400	1,314
Goldlion Holdings Ltd. (Hong Kong)	1,533,284	603
Samyang Optics Co., Ltd. (South Korea)	72,500	838
		4,746

Consumer Staples—10.2%
AVI Ltd. (South Africa)	169,360	1,197
Compania Cervecerias Unidas SA Sponsored ADR (Chile)	39,530	993
Heineken Malaysia Bhd (Malaysia)	337,900	1,673
Taisun International Holding Corp. (Taiwan)	470,074	1,935
Union de Cervecerias Peruanas Backus y Johnston SAA Class I (Peru)	123,200	751
Wawel SA (Poland)	2,643	589
		7,138

Financials—8.2%
CARE Ratings Ltd. (India)	134,840	1,906
Korea Ratings Corp. (South Korea)	4,450	207
Tisco Financial Group PCL Foreign Share (Thailand)	209,900	504
Vostok New Ventures Ltd. (Sweden)(1)	460,524	3,133
		5,750

Industrials—19.0%
104 Corp. (Taiwan)	267,000	1,320
51job, Inc. ADR (China)(1)	16,500	1,030
Hsin Yung Chien Co., Ltd. (Taiwan)	163,000	423
Hy-Lok Corp. (South Korea)	26,360	389
Kerry TJ Logistics Co., Ltd. (Taiwan)	1,211,000	1,399
Lumax International Corp., Ltd. (Taiwan)	761,379	1,548
S-1 Corp. (South Korea)	15,300	1,378
Sarine Technologies Ltd. (India)	1,688,500	564
Sinmag Equipment Corp. (Taiwan)	254,513	923
Sporton International Inc. (Taiwan)	270,720	1,246
Taiwan Secom Co., Ltd. (Taiwan)	488,874	1,406
Voltronic Power Technology Corp. (Taiwan)	97,000	1,695
		13,321

Information Technology—9.5%
Cafe24 Corp. (South Korea)(1)	24,875	2,448
	Shares	Value

Information Technology—continued
Douzone Bizon Co., Ltd. (South Korea)	37,163	$ 1,729
Linx SA (Brazil)	169,700	1,427
TOTVS SA (Brazil)	144,000	1,009
		6,613

Materials—5.6%
Corp. Moctezuma SAB de C.V. (Mexico)	427,400	1,392
SH Kelkar & Co., Ltd. (India)	596,240	1,467
Sniezka SA (Poland)	31,243	647
Yung Chi Paint & Varnish Manufacturing Co., Ltd. (Taiwan)	178,000	409
		3,915

Total Common Stocks (Identified Cost $57,302)		56,213

Total Long-Term Investments—80.4% (Identified Cost $57,302)		56,213

Short-Term Investment—20.3%
Money Market Mutual Fund—20.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.292%)(2)	14,180,218	14,180
Total Short-Term Investment (Identified Cost $14,180)		14,180

TOTAL INVESTMENTS—100.7% (Identified Cost $71,482)		70,393
Other assets and liabilities, net—(0.7)%		(478)
NET ASSETS—100.0%		$69,915

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.

Country Weightings (Unaudited)†
Taiwan	21%
United States	20
South Korea	12
China	9
India	6
Sweden	4
Indonesia	4
Other	24
Total	100%
† % of total investments as of December 31, 2018.
See Notes to Schedule of Investments.

KAR Emerging Markets Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):
	Total Value at December 31, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$56,213	$56,213
Short-Term Investment	14,180	14,180
Total Investments	$70,393	$70,393
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2018.
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
See Notes to Schedule of Investments.

KAR International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2018
($ reported in thousands)
	Shares	Value
Common Stocks—95.1%
Communication Services—28.3%
Addcn Technology Co., Ltd, (Taiwan)	2,445,000	$ 19,051
Ascential plc (United Kingdom)	3,653,300	17,555
Auto Trader Group plc (United Kingdom)	5,548,945	32,167
Autohome, Inc. ADR (China)	320,917	25,105
carsales.com Ltd. (Australia)	1,551,650	12,022
CTS Eventim AG & Co. KGaA (Germany)	500,000	18,664
MarkLines Co. Ltd. (Japan)	50,640	554
Pico Far East Holdings Ltd. (Hong Kong)	48,317,668	17,462
REA Group Ltd. (Australia)	125,410	6,535
Rightmove plc (United Kingdom)	7,511,400	41,384
Scout24 AG (Germany)	799,825	36,803
SINA Corp. (China)(1)	526,072	28,219
		255,521

Consumer Discretionary—4.5%
Asante, Inc. (Japan)	417,500	7,641
Gocompare.Com Group plc (United Kingdom)	10,585,000	9,228
Goldlion Holdings Ltd. (Hong Kong)	37,551,316	14,770
Moneysupermarket.com Group PLC (United Kingdom)	2,484,200	8,724
		40,363

Consumer Staples—5.3%
Heineken Malaysia Bhd (Malaysia)	3,594,600	17,797
Taisun International Holding Corp. (Taiwan)	2,412,626	9,929
Union de Cervecerias Peruanas Backus y Johnston SAA Class I (Peru)	534,327	3,260
Wawel SA (Poland)	74,182	16,532
		47,518

Energy—3.4%
Computer Modelling Group Ltd. (Canada)	1,558,500	6,952
Pason Systems, Inc. (Canada)	1,777,695	23,817
		30,769

Financials—13.3%
CARE Ratings Ltd. (India)	686,500	9,702
Euroz Ltd. (Australia)	5,725,940	4,477
Gruppo Mutuionline SpA (Italy)	207,132	3,764
Korea Ratings Corp. (South Korea)	88,578	4,112
Mortgage Advice Bureau Holdings Ltd. (United Kingdom)	2,743,849	18,011
Numis Corp. plc (United Kingdom)	2,616,107	7,986
Sabre Insurance Group plc (United Kingdom)	7,955,700	27,683
Vostok New Ventures Ltd. (Sweden)(1)	6,465,848	43,991
		119,726

Health Care—5.3%
DVx, Inc. (Japan)	347,100	3,167
Haw Par Corp., Ltd. (Singapore)	3,637,619	32,081
WIN-Partners Co., Ltd. (Japan)	1,445,765	12,689
		47,937

Industrials—20.0%
104 Corp. (Taiwan)	216,000	1,068
AIT Corp. (Japan)	865,600	7,305
Asiakastieto Group Oyj (Finland)	828,329	23,347
Golden Friends Corp. (Taiwan)	4,588,000	8,478
	Shares	Value

Industrials—continued
Haitian International Holdings Ltd. (Hong Kong)	7,290,000	$ 14,058
Howden Joinery Group plc (United Kingdom)	3,931,900	21,830
Hy-Lok Corp. (South Korea)	647,559	9,547
JOST Werke AG (Germany)	672,388	20,338
Kerry TJ Logistics Co., Ltd. (Taiwan)	10,460,000	12,081
Lumax International Corp., Ltd. (Taiwan)	8,754,259	17,801
Sinmag Equipment Corp. (Taiwan)	1,454,020	5,275
SJR in Scandinavia AB Class B (Sweden)	1,625,740	8,071
WABCO Holdings, Inc. (United States)(1)	293,100	31,461
		180,660

Information Technology—10.3%
Alten SA (France)	306,244	25,509
Bouvet ASA (Norway)	527,340	11,954
Cafe24 Corp. (South Korea)(1)	207,000	20,370
Carel Industries SPA (Italy)(1)	754,255	7,809
Douzone Bizon Co., Ltd. (South Korea)	231,060	10,747
e-Credible Co., Ltd. (South Korea)	390,500	5,494
Webstep AS (Norway)	3,831,491	11,078
		92,961

Materials—4.7%
Corp. Moctezuma SAB de C.V. (Mexico)	4,704,896	15,322
SH Kelkar & Co., Ltd. (India)	2,876,237	7,078
Sniezka SA (Poland)	796,925	16,503
Transpaco Ltd. (South Africa)	2,611,009	3,993
		42,896

Total Common Stocks (Identified Cost $927,418)		858,351

Total Long-Term Investments—95.1% (Identified Cost $927,418)		858,351

Short-Term Investment—1.4%
Money Market Mutual Fund—1.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.292%)(2)	12,346,612	12,347
Total Short-Term Investment (Identified Cost $12,346)		12,347

TOTAL INVESTMENTS—96.5% (Identified Cost $939,764)		870,698
Other assets and liabilities, net—3.5%		31,370
NET ASSETS—100.0%		$902,068

Abbreviations:
ADR	American Depositary Receipt
PLC	Public Limited Company

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedule of Investments.

KAR International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
Country Weightings (Unaudited)†
United Kingdom	21%
Germany	9
Taiwan	8
China	6
Sweden	6
South Korea	6
Hong Kong	5
Other	39
Total	100%
† % of total investments as of December 31, 2018.
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):
	Total Value at December 31, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$858,351	$858,351
Short-Term Investment	12,347	12,347
Total Investments	$870,698	$870,698
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2018.
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
See Notes to Schedule of Investments.

Newfleet Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2018
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—8.7%
U.S. Treasury Bond
2.500%, 2/15/46	$2,405	$ 2,176
3.000%, 8/15/48	1,890	1,884
U.S. Treasury Note
1.125%, 2/28/19	110	110
2.875%, 8/15/28	1,440	1,463
Total U.S. Government Securities (Identified Cost $5,558)		5,633

Municipal Bonds—4.6%
California—1.4%
State of California, Build America Bonds Taxable 7.600%, 11/1/40	520	757
University of California, Series B-A, Taxable 4.428%, 5/15/48	140	143
		900

Georgia—0.4%
Rockdale County Water & Sewerage Authority Revenue Taxable 3.060%, 7/1/24	255	253
Idaho—0.3%
Idaho Health Facilities Authority Saint Luke’s Health System Revenue Taxable 5.020%, 3/1/48	170	179
New York—2.1%
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-3 5.000%, 8/1/40	610	692
Port Authority of New York & New Jersey, Consolidated Bonds Revenue 5.000%, 4/15/57	640	713
		1,405

Virginia—0.4%
City of Bristol, General Obligation Taxable 4.210%, 1/1/42	285	289
Total Municipal Bonds (Identified Cost $3,089)		3,026

Foreign Government Securities—2.1%
Argentine Republic 7.125%, 7/6/36	360	258
Dominican Republic
144A 5.950%, 1/25/27(1)	100	100
144A 6.000%, 7/19/28(1)	150	149
Kingdom of Abu Dhabi 144A 2.500%, 10/11/22(1)	200	194
Republic of Indonesia 144A 8.500%, 10/12/35(1)	245	329
Republic of Turkey 4.875%, 10/9/26	200	177
	Par Value	Value

Sultanate of Oman 144A 5.375%, 3/8/27(1)	$ 200	$ 175
Total Foreign Government Securities (Identified Cost $1,466)		1,382

Mortgage-Backed Securities—17.1%
Agency—3.0%
Federal Home Loan Mortgage Corporation
Pool #G01980 5.000%, 12/1/35	20	22
Pool #G08628 4.000%, 2/1/45	271	276
Pool #G07961 3.500%, 3/1/45	245	247
Federal National Mortgage Association
Pool #812352 5.000%, 4/1/20	10	10
Pool #886416 5.000%, 8/1/21	1	1
Pool #323702 6.000%, 5/1/29	17	18
Pool #535371 6.500%, 5/1/30	1	1
Pool #590108 7.000%, 7/1/31	6	6
Pool #880117 5.500%, 4/1/36	25	27
Pool #938574 5.500%, 9/1/36	100	108
Pool #909092 6.000%, 9/1/37	14	16
Pool #909220 6.000%, 8/1/38	123	133
Pool #986067 6.000%, 8/1/38	9	10
Pool #AA7001 5.000%, 6/1/39	379	403
Pool #931995 5.000%, 9/1/39	98	104
Pool #931983 5.500%, 9/1/39	235	251
Pool #AE2496 4.500%, 9/1/40	147	155
Pool #AX3195 4.000%, 9/1/44	70	72
Pool #AS9393 4.000%, 4/1/47	86	88
Government National Mortgage Association Pool #443000 6.500%, 9/15/28	22	23
		1,971

Non-Agency—14.1%
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(1)	195	204
2015-SFR2, C 144A 4.691%, 10/17/45(1)	125	129
2015-SFR1, A 144A 3.467%, 4/17/52(1)	210	209
See Notes to Schedule of Investments.

Newfleet Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates, 2003-AR3, M4 (1 month LIBOR - 5.850%) 3.596%, 6/25/33(2)	$ 111	$ 110
Angel Oak Mortgage Trust I LLC
2018-1, A1 144A 3.258%, 4/27/48(1)(2)	108	107
2018-2, A1 144A 3.674%, 7/27/48(1)(2)	45	45
Aventura Mall Trust 2013-AVM, C 144A 3.743%, 12/5/32(1)(2)	325	330
Banc of America Funding Trust
2004-B, 2A1 4.936%, 11/20/34(2)	36	36
2005-1, 1A1 5.500%, 2/25/35	63	62
Banc of America Mortgage Trust 2005-3, 1A15 5.500%, 4/25/35	46	46
Bank of America (Countrywide) Asset-Backed Certificates 2005-1, AF5A 4.951%, 7/25/35(2)	158	162
Bank of America (Merrill Lynch - Countrywide) Home Loan Mortgage Pass-Through-Trust 2004-6, 1A2 4.158%, 5/25/34(2)	169	168
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(1)	160	162
2017-SPL5, B1 144A 4.000%, 6/28/57(1)(2)	100	100
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(1)(2)	100	101
Caesars Palace Las Vegas Trust 2017-VICI, C 144A 4.138%, 10/15/34(1)	120	121
Colony Starwood Homes Trust 2016-2A, C (1 month LIBOR + 2.150%) 144A 4.605%, 12/17/33(1)(2)	145	145
COLT Mortgage Loan Trust Funding LLC
2017-1, A3 144A 3.074%, 5/27/47(1)(2)	36	36
2018-1, A1 144A 2.930%, 2/25/48(1)(2)	83	82
CoreVest American Finance Trust 2018-2, A 144A 4.026%, 11/15/52(1)	130	131
Ellington Financial Mortgage Trust 2018-1, A1FX 144A 4.140%, 10/25/58(1)(2)	97	97
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(1)(2)	87	86
2018-1, A23 144A 3.500%, 11/25/57(1)(2)	77	76
2018-2, A41 144A 4.500%, 10/25/58(1)(2)	94	96
GMAC Mortgage Corp. Loan Trust 2004-AR1, 12A 4.317%, 6/25/34(2)	111	112
GSAA Home Equity Trust 2005-12, AF3W 4.999%, 9/25/35(2)	46	46
Homeward Opportunities Fund I Trust 2018-2, A1 144A 3.985%, 11/25/58(1)(2)	100	100
JPMorgan Chase (WaMu) Mortgage Pass-Through Certificates 2003-S11, 3A5 5.950%, 11/25/33	83	83
	Par Value	Value

Non-Agency—continued
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C22, A4 3.801%, 9/15/47	$ 195	$ 198
JPMorgan Chase Mortgage Trust
2016-1, M2 144A 3.750%, 4/25/45(1)(2)	104	105
2016-2, M2 144A 3.750%, 12/25/45(1)(2)	141	141
2017-3, 2A2 144A 2.500%, 8/25/47(1)(2)	117	113
2017-5, A1 144A 3.176%, 10/26/48(1)(2)	261	259
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(1)	57	58
MetLife Securitization Trust 2017-1A, M1 144A 3.693%, 4/25/55(1)(2)	100	100
Morgan Stanley - Bank of America (Merrill Lynch) Trust
2013-C13, AS 4.266%, 11/15/46	360	372
2015-C22, AS 3.561%, 4/15/48	310	309
New Residential Mortgage Loan Trust
2018-4A, A1S (1 month LIBOR + 0.750%) 144A 3.256%, 1/25/48(1)(2)	91	91
2014-1A, A 144A 3.750%, 1/25/54(1)(2)	154	154
2015-2A, A1 144A 3.750%, 8/25/55(1)(2)	118	118
2016-1A, A1 144A 3.750%, 3/25/56(1)(2)	95	95
2016-4A, B1A 144A 4.500%, 11/25/56(1)(2)	166	172
2018-1A, A1A 144A 4.000%, 12/25/57(1)(2)	96	97
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%) 4.231%, 3/25/35(2)	120	121
Oak Hill Advisors Residential Loan Trust 2017-NPL2, A1 144A 3.000%, 7/25/57(1)	87	85
OBX Trust 2018-EXP2, 1A1 144A 4.000%, 11/25/48(1)(2)	160	160
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(1)	150	151
Pretium Mortgage Credit Partners I LLC 2017-NPL5, A1 144A 3.327%, 12/30/32(1)(2)	67	66
Progress Residential Trust 2018-SFR2, B 144A 3.841%, 8/17/35(1)	100	100
Residential Asset Securitization Trust 2005-A1, A3 5.500%, 4/25/35	105	107
Sequoia Mortgage Trust 2013-8, B1 3.529%, 6/25/43(2)	102	101
Towd Point Mortgage Trust
2015-1, A2 144A 3.250%, 10/25/53(1)(2)	150	149
2016-1, A1B 144A 2.750%, 2/25/55(1)(2)	92	91
2015-5, A2 144A 3.500%, 5/25/55(1)(2)	220	219
2017-1, M1 144A 3.750%, 10/25/56(1)(2)	100	98
See Notes to Schedule of Investments.

Newfleet Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2018-4, A1 144A 3.000%, 6/25/58(1)(2)	$ 158	$ 154
2018-SJ1, A1 144A 4.000%, 10/25/58(1)(2)	105	105
2015-2, 1M1 144A 3.250%, 11/25/60(1)(2)	445	434
Tricon American Homes Trust 2017-SFR1, A 144A 2.716%, 9/17/34(1)	100	97
Vericrest Opportunity Loan Trust LX LLC 2017-NPL7, A1 144A 3.250%, 6/25/47(1)	42	42
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A 3.375%, 10/25/47(1)	150	148
Vericrest Opportunity Loan Trust LXIX LLC 2018-NPL5, A1A 144A 4.213%, 8/25/48(1)	194	194
Vericrest Opportunity Loan Trust LXX LLC 2018-NPL6, A1A 144A 4.115%, 9/25/48(1)	94	94
Vericrest Opportunity Loan Trust LXXI LLC 2018-NPL7, A1A 144A 3.967%, 9/25/48(1)(2)	91	90
Verus Securitization Trust
2017-2A, A1 144A 2.485%, 7/25/47(1)(2)	127	125
2018-1, A1 144A 2.929%, 2/25/48(1)(2)	96	95
2018-2, A1 144A 3.677%, 6/1/58(1)(2)	148	147
2018-3, A1 144A 4.108%, 10/25/58(1)(2)	160	159
Wells Fargo Commercial Mortgage Trust 2015-LC20, B 3.719%, 4/15/50	300	290
		9,186

Total Mortgage-Backed Securities (Identified Cost $11,141)		11,157

Asset-Backed Securities—9.9%
Automobiles—6.1%
ACC Trust
2018-1, A 144A 3.700%, 12/21/20(1)	96	96
2018-1, B 144A 4.820%, 5/20/21(1)	165	165
American Credit Acceptance Receivables Trust 2018-4, C 144A 3.970%, 1/13/25(1)	195	196
Avis Budget Rental Car Funding LLC (AESOP) 2016-1A, A 144A 2.990%, 6/20/22(1)	200	199
Capital Auto Receivables Asset Trust 2017-1, C 144A 2.700%, 9/20/22(1)	185	183
CarMax Auto Owner Trust 2015-2, C 2.390%, 3/15/21	235	234
Centre Point Funding LLC 2012-2A, 1 144A 2.610%, 8/20/21(1)	123	122
Drive Auto Receivables Trust
2015-DA, C 144A 3.380%, 11/15/21(1)	36	36
	Par Value	Value

Automobiles—continued
2017-2, C 2.750%, 9/15/23	$ 220	$ 220
DT Auto Owner Trust
2016-4A, C 144A 2.740%, 10/17/22(1)	122	122
2018-3A, C 144A 3.790%, 7/15/24(1)	145	146
Exeter Automobile Receivables Trust
2015-2A, C 144A 3.900%, 3/15/21(1)	210	211
2018-3A, C 144A 3.710%, 6/15/23(1)	205	206
Flagship Credit Auto Trust
2016-2, B 144A 3.840%, 9/15/22(1)	145	145
2017-3, C 144A 2.910%, 9/15/23(1)	220	218
Foursight Capital Automobile Receivables Trust 2017-1, B 144A 3.050%, 12/15/22(1)	175	174
GLS Auto Receivables Trust
2017-1A, B 144A 2.980%, 12/15/21(1)	220	219
2018-3A, C 144A 4.180%, 7/15/24(1)	240	242
Hyundai Auto Lease Securitization Trust 2018-A, A2A 144A 2.550%, 8/17/20(1)	151	150
OneMain Direct Auto Receivables Trust 2017-2A, C 144A 2.820%, 7/15/24(1)	185	183
Prestige Auto Receivables Trust 2017-1A, C 144A 2.810%, 1/17/23(1)	220	217
Tesla Auto Lease Trust 2018-A, A 144A 2.320%, 12/20/19(1)	92	92
Westlake Automobile Receivables Trust 2017-2A, C 144A 2.590%, 12/15/22(1)	220	218
		3,994

Other—3.4%
Aqua Finance Trust 2017-A, A 144A 3.720%, 11/15/35(1)	159	156
AXIS Equipment Finance Receivables IV LLC 2018-1A, A2 144A 3.240%, 12/20/23(1)	180	180
CCG Receivables Trust 2018-1, A2 144A 2.500%, 6/16/25(1)	500	497
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(1)	183	177
Dell Equipment Finance Trust 2017-2, A3 144A 2.190%, 10/24/22(1)	170	169
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(1)	96	96
Drug Royalty II LP 2 2014-1, A2 144A 3.484%, 7/15/23(1)	47	47
MVW Owner Trust 2017-1A, A 144A 2.420%, 12/20/34(1)	157	154
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(1)	180	180
See Notes to Schedule of Investments.

Newfleet Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Other—continued
Prosper Marketplace Issuance Trust
2017-2A, B 144A 3.480%, 9/15/23(1)	$ 185	$ 185
2018-1A, A 144A 3.110%, 6/17/24(1)	80	79
SoFi Consumer Loan Program LLC 2017-1, A 144A 3.280%, 1/26/26(1)	85	85
TGIF Funding LLC 2017-1A, A2 144A 6.202%, 4/30/47(1)	180	179
		2,184

Student Loan—0.4%
Laurel Road Prime Student Loan Trust 2017-B, A2FX 144A 2.770%, 8/25/42(1)	207	205
SoFi Professional Loan Program LLC 2015-A, A2 144A 2.420%, 3/25/30(1)	34	33
		238

Total Asset-Backed Securities (Identified Cost $6,446)		6,416

Corporate Bonds and Notes—45.6%
Communication Services—2.5%
AT&T, Inc. 4.100%, 2/15/28	349	336
Charter Communications Operating LLC 4.908%, 7/23/25	185	184
Comcast Corp.
3.950%, 10/15/25	87	88
4.150%, 10/15/28	42	43
Discovery Communications LLC 3.950%, 3/20/28	175	162
DISH DBS Corp. 5.875%, 7/15/22	140	129
Frontier Communications Corp.
7.625%, 4/15/24	130	67
144A 8.500%, 4/1/26(1)	70	61
Meredith Corp. 144A 6.875%, 2/1/26(1)	135	132
Sprint Spectrum Co., LLC 144A 4.738%, 3/20/25(1)	200	196
Verizon Communications, Inc.
4.125%, 3/16/27	180	180
(3 month LIBOR + 1.100%) 3.716%, 5/15/25(2)	70	68
		1,646

Consumer Discretionary—3.3%
Beazer Homes USA, Inc. 6.750%, 3/15/25	125	107
Bunge Ltd. Finance Corp. 4.350%, 3/15/24	135	133
CRH America, Inc. 144A 3.875%, 5/18/25(1)	35	34
Dollar Tree, Inc. 4.000%, 5/15/25	100	96
Eldorado Resorts, Inc. 144A 6.000%, 9/15/26(1)	45	43
	Par Value	Value

Consumer Discretionary—continued
frontdoor, Inc. 144A 6.750%, 8/15/26(1)	$ 85	$ 81
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(1)	60	61
General Motors Financial Co., Inc. 3.450%, 4/10/22	30	29
GLP Capital LP 5.750%, 6/1/28	195	197
Graham Holdings Co. 144A 5.750%, 6/1/26(1)	150	150
Horton (D.R.), Inc. 4.750%, 2/15/23	220	223
Lear Corp. 3.800%, 9/15/27	220	201
Lennar Corp. 5.250%, 6/1/26	135	127
PulteGroup, Inc. 6.375%, 5/15/33	120	109
QVC, Inc. 4.375%, 3/15/23	265	254
Tenneco, Inc. 5.000%, 7/15/26	145	112
TRI Pointe Group, Inc. 5.875%, 6/15/24	100	89
William Lyon Homes, Inc. 6.000%, 9/1/23	130	117
		2,163

Consumer Staples—2.2%
Anheuser-Busch Cos LLC 144A 3.650%, 2/1/26(1)	185	175
Anheuser-Busch InBev Worldwide, Inc. 4.000%, 4/13/28	105	101
Bacardi Ltd. 144A 4.700%, 5/15/28(1)	170	163
Conagra Brands, Inc. 4.300%, 5/1/24	165	164
CVS Health Corp.
2.875%, 6/1/26	255	232
4.300%, 3/25/28	158	155
Flowers Foods, Inc. 4.375%, 4/1/22	275	277
Kraft Heinz Foods Co. (The) 3.000%, 6/1/26	180	161
		1,428

Energy—3.9%
Andeavor Logistics LP 4.250%, 12/1/27	185	175
Bristow Group, Inc. 144A 8.750%, 3/1/23(1)(3)	65	46
Cheniere Energy Partners LP 144A 5.625%, 10/1/26(1)	70	65
Enbridge Energy Partners LP
4.375%, 10/15/20	30	30
5.875%, 10/15/25	145	157
Energy Transfer Operating LP 4.200%, 4/15/27	185	173
EP Energy LLC 144A 8.000%, 11/29/24(1)(3)	70	52
See Notes to Schedule of Investments.

Newfleet Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Energy—continued
Helmerich & Payne, Inc. 144A 4.650%, 3/15/25(1)	$ 115	$ 117
HollyFrontier Corp. 5.875%, 4/1/26	190	192
Jagged Peak Energy LLC 144A 5.875%, 5/1/26(1)	125	116
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	245	283
MPLX LP 4.875%, 12/1/24	255	260
NuStar Logistics LP 5.625%, 4/28/27	150	140
Sabine Pass Liquefaction LLC
6.250%, 3/15/22	140	147
4.200%, 3/15/28	35	34
State Oil Co. of the Azerbaijan Republic REGS 6.950%, 3/18/30(4)	200	215
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(1)	50	48
USA Compression Partners LP 144A 6.875%, 4/1/26(1)	135	130
Valero Energy Partners LP 4.500%, 3/15/28	175	171
		2,551

Financials—16.9%
AerCap Ireland Capital Ltd. 3.950%, 2/1/22	200	196
Allstate Corp. (The) Series B 5.750%, 8/15/53(5)	180	175
Apollo Management Holdings LP 144A 4.000%, 5/30/24(1)	190	190
Ares Capital Corp.
3.500%, 2/10/23	75	71
4.250%, 3/1/25	145	138
Ares Finance Co., LLC 144A 4.000%, 10/8/24(1)	270	258
Athene Holding Ltd. 4.125%, 1/12/28	175	159
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)	195	176
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 5.125%, 1/18/33(1)	200	174
Banco de Credito e Inversiones 144A 3.500%, 10/12/27(1)	300	270
Banco Santander Chile 144A 3.875%, 9/20/22(1)	215	214
Bank of America Corp.
3.004%, 12/20/23	255	248
4.200%, 8/26/24	338	335
Bank of Montreal 3.803%, 12/15/32	303	281
Brighthouse Financial, Inc. 3.700%, 6/22/27	195	165
BrightSphere Investment Group plc 4.800%, 7/27/26	200	193
Brookfield Finance LLC 4.000%, 4/1/24	232	229
Capital One Financial Corp.
4.200%, 10/29/25	180	174
3.750%, 7/28/26	200	183
	Par Value	Value

Financials—continued
Citigroup, Inc.
3.200%, 10/21/26	$ 131	$ 121
(3 month LIBOR + 1.250%) 4.047%, 7/1/26(2)	310	303
Discover Bank 4.682%, 8/9/28	250	245
Fairfax Financial Holdings Ltd. 144A 4.850%, 4/17/28(1)	200	192
FS KKR Capital Corp.
4.250%, 1/15/20	165	165
4.750%, 5/15/22	40	40
Goldman Sachs Group, Inc. (The) 5.750%, 1/24/22	500	523
Guanay Finance Ltd. 144A 6.000%, 12/15/20(1)	177	178
ICAHN Enterprises LP 6.375%, 12/15/25	130	125
iStar, Inc. 5.250%, 9/15/22	135	126
Jefferies Financial Group, Inc. 5.500%, 10/18/23	150	153
Jefferies Group LLC
6.875%, 4/15/21	22	23
5.125%, 1/20/23	34	35
4.850%, 1/15/27	100	96
JPMorgan Chase & Co. 3.300%, 4/1/26	365	348
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(1)	215	225
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(1)	245	247
Morgan Stanley
4.100%, 5/22/23	155	155
3.125%, 7/27/26	365	337
6.375%, 7/24/42	435	533
Navient Corp. 6.750%, 6/25/25	135	115
Prudential Financial, Inc.
5.875%, 9/15/42	75	76
5.625%, 6/15/43(5)	160	157
S&P Global, Inc. 4.000%, 6/15/25	195	199
Santander Holdings USA, Inc.
4.450%, 12/3/21	125	127
3.700%, 3/28/22	149	146
4.400%, 7/13/27	70	66
SBA Tower Trust 144A 2.877%, 7/9/21(1)	320	314
Societe Generale S.A. 144A 4.750%, 11/24/25(1)	200	198
Springleaf Finance Corp. 6.875%, 3/15/25	100	89
Synchrony Financial 3.950%, 12/1/27	170	143
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(1)	160	162
Toronto-Dominion Bank (The) 3.625%, 9/15/31	240	227
Trinity Acquisition plc 4.400%, 3/15/26	80	80
UBS AG 7.625%, 8/17/22	500	532
See Notes to Schedule of Investments.

Newfleet Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Financials—continued
Wells Fargo & Co.
3.550%, 9/29/25	$ 145	$ 141
Series S 5.900%, (6)	255	243
		11,014

Health Care—3.6%
AbbVie, Inc.
2.850%, 5/14/23	135	130
3.600%, 5/14/25	65	62
3.200%, 5/14/26	110	102
Allergan Funding SCS 3.450%, 3/15/22	100	99
Anthem, Inc.
3.650%, 12/1/27	50	48
4.101%, 3/1/28	185	182
Bausch Health Cos., Inc.
144A 6.500%, 3/15/22(1)	10	10
144A 7.000%, 3/15/24(1)	15	15
144A 5.500%, 11/1/25(1)	65	61
Becton Dickinson & Co.
3.363%, 6/6/24	38	37
3.700%, 6/6/27	125	118
(3 month LIBOR + 0.875%) 3.678%, 12/29/20(2)	60	59
Cardinal Health, Inc.
3.200%, 3/15/23	130	126
3.410%, 6/15/27	75	68
Centene Corp. 144A 5.375%, 6/1/26(1)	30	29
Cigna Corp.
144A 4.125%, 11/15/25(1)	7	7
144A 4.375%, 10/15/28(1)	218	219
Elanco Animal Health, Inc. 144A 4.900%, 8/28/28(1)	39	40
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(1)	35	35
HCA, Inc. 5.375%, 2/1/25	145	141
Shire Acquisitions Investments Ireland DAC 2.400%, 9/23/21	80	77
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(1)	110	110
Takeda Pharmaceutical Co., Ltd. 144A 4.000%, 11/26/21(1)	200	203
Zimmer Biomet Holdings, Inc.
3.550%, 4/1/25	140	133
(3 month LIBOR + 0.750%) 3.554%, 3/19/21(2)	220	218
		2,329

Industrials—1.8%
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(1)	200	180
CNH Industrial N.V. 4.500%, 8/15/23	153	154
Oshkosh Corp. 4.600%, 5/15/28	226	222
Owens Corning 3.400%, 8/15/26	200	183
	Par Value	Value

Industrials—continued
Penske Truck Leasing Co., LP 144A 4.125%, 8/1/23(1)	$ 170	$ 170
TransDigm, Inc. 6.375%, 6/15/26	65	60
United Air Lines, Inc. Pass-Through-Trust 2007-1, A 6.636%, 7/2/22	175	182
		1,151

Information Technology—1.5%
Broadcom Corp.
3.000%, 1/15/22	80	77
3.625%, 1/15/24	145	137
Citrix Systems, Inc. 4.500%, 12/1/27	130	124
Dell International LLC
144A 6.020%, 6/15/26(1)	40	40
144A 8.100%, 7/15/36(1)	85	92
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	120	121
Verisk Analytics, Inc. 4.000%, 6/15/25	190	191
VMware, Inc.
2.950%, 8/21/22	94	90
3.900%, 8/21/27	100	89
		961

Materials—4.2%
Anglo American Capital plc 144A 4.000%, 9/11/27(1)	200	181
ArcelorMittal 6.125%, 6/1/25	220	230
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(1)(5)	200	208
CRH America Finance, Inc. 144A 3.400%, 5/9/27(1)	200	184
DowDuPont, Inc. 4.493%, 11/15/25	192	198
Glencore Funding LLC 144A 4.000%, 3/27/27(1)	185	168
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(1)	375	371
NewMarket Corp. 4.100%, 12/15/22	288	295
NOVA Chemicals Corp.
144A 4.875%, 6/1/24(1)	65	59
144A 5.000%, 5/1/25(1)	95	85
Rusal Capital Designated Activity Co. 144A 5.125%, 2/2/22(1)	200	150
SABIC Capital II BV 144A 4.500%, 10/10/28(1)	200	199
Syngenta Finance N.V. 144A 4.441%, 4/24/23(1)	200	193
Vulcan Materials Co. 3.900%, 4/1/27	185	175
		2,696

Real Estate—3.7%
Alexandria Real Estate Equities, Inc. 3.950%, 1/15/27	120	117
Brixmor Operating Partnership LP 3.875%, 8/15/22	55	55
See Notes to Schedule of Investments.

Newfleet Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Real Estate—continued
Corporate Office Properties LP 3.600%, 5/15/23	$ 265	$ 257
EPR Properties 4.750%, 12/15/26	245	242
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	125	122
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	190	181
Hospitality Properties Trust 4.950%, 2/15/27	220	216
Kilroy Realty LP 4.375%, 10/1/25	190	191
LifeStorage LP
3.500%, 7/1/26	195	183
3.875%, 12/15/27	75	71
MPT Operating Partnership LP
6.375%, 3/1/24	15	15
5.000%, 10/15/27	80	73
Physicians Realty LP 3.950%, 1/15/28	200	189
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	155	146
Select Income REIT 4.500%, 2/1/25	190	179
Welltower, Inc. 4.000%, 6/1/25	200	198
		2,435

Utilities—2.0%
American Electric Power Co., Inc. Series I 3.650%, 12/1/21	77	78
Duke Energy Corp. 2.650%, 9/1/26	205	187
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(1)	200	182
Exelon Corp. 3.497%, 6/1/22	255	249
FirstEnergy Transmission LLC 144A 4.350%, 1/15/25(1)	210	212
PSEG Power LLC 3.850%, 6/1/23	56	56
Southern Power Co. 4.150%, 12/1/25	230	228
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(1)	110	97
		1,289

Total Corporate Bonds and Notes (Identified Cost $30,731)		29,663

Leveraged Loans(2)—7.4%
Aerospace—0.1%
Atlantic Aviation FBO, Inc. (1 month LIBOR + 3.750%) 6.130%, 12/6/25	20	20
	Par Value	Value

Aerospace—continued
TransDigm, Inc. Tranche E (1 month LIBOR + 2.500%) 5.022%, 5/30/25	$ 60	$ 56
		76

Consumer Durables—0.3%
Fluidra, S.A. (1 month LIBOR + 2.250%) 4.772%, 7/2/25	135	130
Global Appliance, Inc. Tranche B (1 month LIBOR + 4.000%) 6.530%, 9/29/24	99	93
		223

Consumer Non-Durables—0.2%
Herbalife Nutrition Ltd. Tranche B (1 month LIBOR + 3.250%) 5.772%, 8/18/25	20	19
Kronos Acquisition Intermediate, Inc. (1 month LIBOR + 4.000%) 6.522%, 5/15/23	133	125
		144

Energy—0.0%
Moda Ingleside Energy Center LLC (1 month LIBOR + 3.250%) 5.772%, 9/29/25	10	10
Financial—0.3%
Financial & Risk US Holdings, Inc. (1 month LIBOR + 3.750%) 6.272%, 10/1/25	185	176
Genworth Holdings, Inc. (1 month LIBOR + 4.500%) 6.955%, 3/7/23	5	5
		181

Food / Tobacco—0.4%
Aramark Intermediate HoldCo Corp. Tranche B-3 (1 month LIBOR + 1.750%) 4.272%, 3/11/25	70	68
CHG PPC Parent LLC First Lien (1 month LIBOR + 2.750%) 5.272%, 3/31/25	69	67
H-Food Holdings, LLC
(1 month LIBOR + 3.688%) 6.210%, 5/23/25	20	19
Tranche B-2 (1 month LIBOR + 4.000%) 6.522%, 5/23/25	80	79
		233

Food and Drug—0.2%
Albertson’s LLC Tranche B-7 (1 month LIBOR + 3.000%) 5.522%, 11/17/25	101	96
Gaming / Leisure—0.7%
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 5.270%, 4/29/24	69	64
Scientific Games International, Inc. Tranche B-5 (2 month LIBOR + 2.750%) 5.259%, 8/14/24	104	98
See Notes to Schedule of Investments.

Newfleet Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—continued
Seminole Tribe of Florida Tranche B (1 month LIBOR + 1.750%) 4.272%, 7/8/24	$ 118	$ 116
Station Casinos LLC Tranche B (1 month LIBOR + 2.500%) 5.030%, 6/8/23	83	80
Wyndham Hotels & Resorts, Inc. Tranche B (1 month LIBOR + 1.750%) 4.272%, 5/30/25	105	100
		458

Healthcare—1.1%
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 5.129%, 11/27/25	35	33
(1 month LIBOR + 3.000%) 5.379%, 6/2/25	19	18
CCS-CMGC Holdings, Inc. First Lien (1 month LIBOR + 5.500%) 8.022%, 10/1/25	95	92
CHG Healthcare Services, Inc. First Lien (3 month LIBOR + 3.000%) 5.525%, 6/7/23	120	114
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 6.272%, 10/10/25	139	129
Iqvia, Inc. Tranche B-3 (1 month LIBOR + 1.750%) 4.272%, 6/11/25	129	125
Quorum Health Corp. (1 month LIBOR + 6.750%) 9.272%, 4/29/22	52	52
Regionalcare Hospital Partners Holdings, Inc. Tranche B (3 month LIBOR + 4.500%) 7.129%, 11/16/25	140	132
		695

Housing—0.7%
American Builders & Contractors Supply Co., Inc. Tranche B-2 (1 month LIBOR + 2.000%) 4.522%, 10/31/23	174	165
Capital Automotive LP Tranche B-2 (1 month LIBOR + 2.500%) 5.030%, 3/25/24	162	156
Summit Materials LLC (1 month LIBOR + 2.000%) 4.522%, 11/21/24	145	138
		459

Information Technology—0.9%
BMC Software Finance, Inc. (3 month LIBOR + 4.250%) 7.053%, 10/2/25	135	130
Kronos, Inc. First Lien (3 month LIBOR + 3.000%) 5.541%, 11/1/23	104	99
Rackspace Hosting, Inc. Tranche B (3 month LIBOR + 3.000%) 5.582%, 11/3/23	161	142
Renaissance Holding Corp. First Lien (1 month LIBOR + 3.250%) 5.772%, 5/30/25	100	92
SS&C Technologies Holdings, Inc.
Tranche B-3 (1 month LIBOR + 2.250%) 4.772%, 4/16/25	118	111
	Par Value	Value

Information Technology—continued
Tranche B-4 (1 month LIBOR + 2.250%) 4.772%, 4/16/25	$ 45	$ 42
		616

Manufacturing—0.2%
Accudyne Industries Borrower S.C.A. (1 month LIBOR + 3.000%) 5.522%, 8/18/24	145	137
Media / Telecom - Cable/Wireless Video—0.5%
CSC Holdings LLC (3 month LIBOR + 2.250%) 4.745%, 1/15/26	150	142
Telenet Financing USD LLC (1 month LIBOR + 2.250%) 4.705%, 8/15/26	175	166
		308

Media / Telecom - Diversified Media—0.2%
Crown Finance US, Inc. (1 month LIBOR + 2.500%) 5.022%, 2/28/25	154	145
Media / Telecom - Telecommunications—0.3%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 5.272%, 1/31/25	173	161
Media / Telecom - Wireless Communications—0.1%
Digicel International Finance Ltd. Tranche B (3 month LIBOR + 3.250%) 5.960%, 5/27/24	10	9
SBA Senior Finance II LLC (1 month LIBOR + 2.000%) 4.530%, 4/11/25	80	76
		85

Metals / Minerals—0.1%
Covia Holdings Corp. (3 month LIBOR + 3.750%) 6.553%, 6/1/25	104	75
Retail—0.1%
Bass Pro Group LLC (1 month LIBOR + 5.000%) 7.522%, 9/25/24	35	33
Service—0.5%
Frontdoor, Inc. (1 month LIBOR + 2.500%) 5.063%, 8/16/25	100	96
Red Ventures LLC Tranche B-1 (1 month LIBOR + 3.000%) 5.522%, 11/8/24	119	113
Sedgwick Claims Management Services, Inc. (3 month LIBOR + 3.250%) 0.000%, 12/31/25(7)	5	5
TKC Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 6.280%, 2/1/23	114	108
		322

Transportation - Automotive—0.1%
Navistar, Inc. Tranche B (1 month LIBOR + 3.500%) 5.890%, 11/6/24	94	91
See Notes to Schedule of Investments.

Newfleet Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Utility—0.4%
Brookfield WEC Holdings, Inc. (Westinghouse Electric Co., LLC) First Lien (1 month LIBOR + 3.750%) 6.272%, 8/1/25	$ 100	$ 97
Vistra Operations Co., LLC
(1 month LIBOR + 2.000%) 4.522%, 8/4/23	69	66
(1 month LIBOR + 2.000%) 4.473%, 12/31/25	80	76
		239

Total Leveraged Loans (Identified Cost $5,055)		4,787

	Shares
Preferred Stocks—2.4%
Financials—1.9%
Bank of New York Mellon Corp. (The) Series E, 4.950%	150 (8)	146
Huntington Bancshares, Inc. Series E, 5.700%	145 (8)	129
JPMorgan Chase & Co. Series Z, 5.300%	225 (8)	222
KeyCorp Series D, 5.000%	140 (8)	128
M&T Bank Corp. Series F, 5.125%	195 (8)	185
MetLife, Inc. Series D, 5.875%	78 (8)	75
PNC Financial Services Group, Inc. (The) Series R, 4.850%	215 (8)	197
PNC Financial Services Group, Inc. (The) Series S, 5.000%	195 (8)	179
		1,261

Industrials—0.5%
General Electric Co. Series D, 5.000%	426 (8)	326
Total Preferred Stocks (Identified Cost $1,740)		1,587

Affiliated Mutual Fund—1.0%
Virtus Newfleet Credit Opportunities Fund Class R6(9)	76,016	682
Total Affiliated Mutual Fund (Identified Cost $760)		682

Total Long-Term Investments—98.8% (Identified Cost $65,986)		64,333

Securities Lending Collateral—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.292%)(10)(11)	51,989	52
Total Securities Lending Collateral (Identified Cost $52)		52

TOTAL INVESTMENTS—98.9% (Identified Cost $66,038)		64,385
Other assets and liabilities, net—1.1%		687
NET ASSETS—100.0%		$65,072
Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities amounted to a value of $21,740 or 33.4% of net assets.
(2)	Variable rate security. Rate disclosed is as of December 31, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	All or a portion of security is on loan.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Interest payments may be deferred.
(6)	No contractual maturity date.
(7)	This loan will settle after December 31, 2018, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(8)	Value shown as par value.
(9)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(11)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United States	88%
Canada	2
Chile	2
Netherlands	1
Switzerland	1
Luxembourg	1
United Kingdom	1
Other	4
Total	100%
† % of total investments as of December 31, 2018.
See Notes to Schedule of Investments.

Newfleet Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):
	Total Value at December 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$ 6,416	$ —	$ 6,416
Corporate Bonds and Notes	29,663	—	29,663
Foreign Government Securities	1,382	—	1,382
Leveraged Loans	4,787	—	4,787
Mortgage-Backed Securities	11,157	—	11,157
Municipal Bonds	3,026	—	3,026
U.S. Government Securities	5,633	—	5,633
Equity Securities:
Preferred Stocks	1,587	—	1,587
Affiliated Mutual Fund	682	682	—
Securities Lending Collateral	52	52	—
Total Investments	$64,385	$734	$63,651
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2018.
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
See Notes to Schedule of Investments.

Newfleet Ca Tax-Exempt Bond
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2018
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)(2)—95.0%
California—95.0%
Electric Revenue—4.7%
Northern California Power Agency, Hydroelectric Project No.1, 5.000%, 7/1/32	$ 200	$ 220
Roseville Natural Gas Financing Authority,
5.000%, 2/15/24	450	502
5.000%, 2/15/27	210	243
Sacramento Municipal Utility District, 5.000%, 8/15/29	150	170
		1,135
General Obligation—15.2%
Cajon Valley Union School District, 5.000%, 8/1/31	250	287
California, State of,
5.000%, 9/1/32	300	322
6.000%, 4/1/38	165	166
4.000%, 10/1/39	100	104
(AMBAC Insured) 5.000%, 2/1/27	290	349
Gilroy Unified School District, 4.000%, 8/1/41	250	259
Grossmont Healthcare District, 5.000%, 7/15/25	400	475
Long Beach Community College District, 5.000%, 5/1/32	225	259
Los Alamitos Unified School District, School Facilities Improvement District No. 1, 5.250%, 8/1/39	100	113
Midpeninsula Regional Open Space District, 4.000%, 9/1/36	100	106
Mountain View Los Altos Union High School District, 4.000%, 8/1/34	70	75
Oakland Unified School District (AGM Insured) 5.000%, 8/1/24	200	231
Ross Valley School District, 5.000%, 8/1/37	350	382
San Diego Unified School District, (AGM Insured) 5.500%, 7/1/25	225	276
Temple City Unified School District, 4.000%, 8/1/33	250	265
		3,669
General Revenue—7.9%
California Infrastructure & Economic Development Bank
5.000%, 10/1/23	200	230
5.000%, 10/1/33	500	589
California State Municipal Finance Authority, Bowles Hall Foundation 4.000%, 6/1/22	100	105
Golden State Tobacco Securitization Corp.,
Tobacco Settlement Revenue, 5.000%, 6/1/47	200	192
Tobacco Settlement Revenue, (ST APPROP Insured) 5.000%, 6/1/29	350	387
Midpeninsula Regional Open Space District, Promissory Notes 5.000%, 9/1/23	145	166
	Par Value	Value
California—continued
General Revenue—continued
San Diego Unified Port District 5.000%, 9/1/28	$ 200	$ 224
		1,893
Healthcare Revenue—12.2%
California State Health Facilities Financing Authority,
Cedars-Sinai Medical Center, 5.000%, 11/15/31	260	303
Cedars-Sinai Medical Center, 5.000%, 8/15/34	300	346
El Camino Hospital, 5.000%, 2/1/26	100	116
Kaiser Permanente, 4.000%, 11/1/44	120	122
Lucille Salter Packard Children’s Hospital at Stanford, 5.000%, 8/15/43	100	109
Lucille Salter Packard Children’s Hospital at Stanford, 4.000%, 11/15/47	250	252
Providence St. Joseph Health, 4.000%, 10/1/36	50	52
Sutter Health, 5.000%, 11/15/35	125	140
Sutter Health, 5.000%, 8/15/43	135	148
Sutter Health, 5.000%, 11/15/46	100	110
California State Municipal Finance Authority,
Community Medical Centers, 5.000%, 2/1/27	100	114
Community Medical Centers, 5.000%, 2/1/47	150	163
California Statewide Communities Development Authority,
Cottage Health System, 5.000%, 11/1/43	250	276
John Muir Health Center, 5.000%, 8/15/41	100	111
Loma Linda University Medical Center, 5.000%, 12/1/30(3)	100	108
Loma Linda University Medical Center, 5.250%, 12/1/56(3)	100	105
Marin General Hospital, 4.000%, 8/1/45	100	101
Regents of The University of California Medical Center Pooled Revenue 4.500%, 5/15/36	250	270
		2,946
Higher Education Revenue—5.0%
California Municipal Finance Authority, University of La Verne, 5.000%, 6/1/43	60	67
California State University
5.000%, 11/1/32	125	145
5.000%, 11/1/41	300	338
California Statewide Communities Development Authority, The Culinary Institute of America 5.000%, 7/1/46	250	271
See Notes to Schedule of Investments.

Newfleet Ca Tax-Exempt Bond
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value
California—continued
Higher Education Revenue—continued
University of California,
General Revenue, 5.000%, 5/15/23	$ 100	$ 114
General Revenue, 4.000%, 5/15/48	250	255
		1,190
Lease Revenue—5.4%
California State Public Works Board, Department of Corrections 4.000%, 12/1/33	150	159
Municipal Improvement Corp. of Los Angeles Real Property 5.000%, 11/1/36	150	172
San Diego Regional Building Authority, County Operations Center 5.000%, 10/15/35	335	385
Ventura County Public Financing Authority, 5.000%, 11/1/25	250	278
West Hollywood Public Financing Authority, West Hollywood Park Phase II 5.000%, 4/1/34	260	302
		1,296
Pre-Refunded—13.9%
California State Infrastructure & Economic Development Bank,
Bay Area Toll Bridges (AMBAC Insured) (Pre-Refunded 1/1/28 @ 100) 5.000%, 7/1/36	210	258
Bay Area Toll Bridges (AMBAC Insured) (Pre-Refunded 7/1/26 @ 100) 5.125%, 7/1/37	530	644
California State Public Works Board,
Capital Projects (Pre-Refunded 10/1/19 @ 100) 5.750%, 10/1/30	300	309
Department of General Services, Buildings 8&9 (Pre-Refunded 4/1/19 @ 100) 6.125%, 4/1/29	500	506
Los Alamitos Unified School District, School Facilities Improvement District No. 1, (Pre-Refunded 8/1/23 @ 100) 5.250%, 8/1/39	150	173
Northern California Power Agency, (AMBAC Insured) (Pre-Refunded 7/1/21 @ 100) 7.500%, 7/1/23	150	165
Riverside County Single Family Mortgage, (Escrowed to Maturity) (GNMA Collateralized) 7.800%, 5/1/21	1,140	1,287
		3,342
Special Tax Revenue—3.3%
Chula Vista Municipal Financing Authority, 5.000%, 9/1/27	200	230
San Diego County Regional Transportation Commission, Sales Tax Revenue 5.000%, 4/1/36	150	172
	Par Value	Value
California—continued
Special Tax Revenue—continued
San Dieguito School Facilities Financing Authority, Special Tax Revenue, 5.000%, 3/1/37	$ 90	$ 104
Tustin Unified School District, Community Facilities District No. 97-1 (BAM Insured) 5.000%, 9/1/33	250	282
		788
Tax Allocation Revenue—15.8%
Fontana Redevelopment Agency Successor Agency 5.000%, 10/1/32	200	236
Garden Grove Agency for Community Development Successor Agency, Garden Grove Community Project (BAM Insured) 5.000%, 10/1/29	350	409
Lafayette Redevelopment Agency Successor Agency, Lafayette Redevelopment Project (AGM Insured) 5.000%, 8/1/38	250	282
Lancaster Redevelopment Agency Successor Agency, Combined Redevelopment Project Areas (AGM Insured) 5.000%, 8/1/33	70	81
Los Angeles County Redevelopment Refunding Authority, Long Beach Project, 5.000%, 8/1/34	215	245
Menlo Park Community Development Agency Successor Agency, Las Pulgas Community Development Project (AGM Insured) 5.000%, 10/1/29	100	116
Milpitas Redevelopment Agency Successor Agency Redevelopment Project Area No.1, 5.000%, 9/1/30	300	347
Palm Desert Redevelopment Agency Successor Agency (BAM Insured) 5.000%, 10/1/28	125	150
Palmdale Community Redevelopment Agency Successor Agency, Subordinate Lien (NATL Insured) 5.000%, 9/1/34	300	346
Rancho Cucamonga Redevelopment Agency Successor Agency, Rancho Redevelopment Project Area (NATL Insured) 4.000%, 9/1/34	200	211
Sacramento Redevelopment Agency Successor Agency
(BAM Insured) 5.000%, 12/1/33	75	85
(BAM Insured) 5.000%, 12/1/34	75	85
San Marcos Redevelopment Agency Successor Agency, 5.000%, 10/1/33	300	346
San Mateo Redevelopment Agency Successor Agency, 5.000%, 8/1/30	250	284
Union City Redevelopment Agency Successor Agency, Union City Redevelopment Project, 5.000%, 10/1/36	215	243
Westminster Redevelopment Agency Successor Agency,
(BAM Insured) 4.000%, 11/1/34	75	79
See Notes to Schedule of Investments.

Newfleet Ca Tax-Exempt Bond
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value
California—continued
Tax Allocation Revenue—continued
(BAM Insured) 4.000%, 11/1/36	$ 250	$ 261
		3,806
Transportation Revenue—6.0%
Bay Area Toll Authority, San Francisco Bay Area Toll Bridge, Senior Lien 1.375%, 4/1/53(4)	150	149
Los Angeles Department of Airports, Los Angeles International Airport, Subordinate Lien 5.000%, 5/15/32	210	241
Los Angeles Harbor Department, 5.000%, 8/1/35	235	267
Sacramento County Airport System, Senior Lien, 5.000%, 7/1/39	100	113
San Diego County Regional Airport Authority, 5.000%, 7/1/40	200	208
San Francisco City & County Airport Commission, San Francisco International Airport, 5.000%, 5/1/43	150	165
San Francisco Municipal Transportation Agency,
5.000%, 3/1/31	125	139
5.000%, 3/1/33	150	169
		1,451
Water & Sewer Revenue—5.6%
California State Municipal Finance Authority, San Bernardino Municipal Water Department Project (BAM Insured) 5.000%, 8/1/41	250	278
East Bay Municipal Utility District Water System Revenue 5.000%, 6/1/42	250	289
Los Angeles Department of Water & Power, 5.000%, 7/1/35	295	333
Ross Valley Public Financing Authority, Sanitary District No.1 (AGM Insured) 5.000%, 10/1/33	225	252
Stockton Public Financing Authority, (BAM Insured) 4.000%, 10/1/37	200	206
		1,358
Total Municipal Bonds (Identified Cost $22,403)		22,874

Total Long-Term Investments—95.0% (Identified Cost $22,403)		22,874

TOTAL INVESTMENTS—95.0% (Identified Cost $22,403)		22,874
Other assets and liabilities, net—5.0%		1,195
NET ASSETS—100.0%		$24,069
Abbreviations:
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Municipal Insured
GNMA	Government National Mortgage Association (“Ginnie Mae”)
NATL	National Public Finance Guarantee Corp.
ST APPROP	State Appropriation

Footnote Legend:
(1)	At December 31, 2018, 29.4% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the insurers concentration exceeds 10% of the Fund’s net assets.
(2)	At December 31, 2018, the concentration of the Fund’s investments by state or territory determined as a percentage of net assets is as follows: California 100%.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities amounted to a value of $213 or 0.9% of net assets.
(4)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
See Notes to Schedule of Investments.

Newfleet Ca Tax-Exempt Bond
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):
	Total Value at December 31, 2018	Level 2 Significant Observable Inputs
Debt Securities:
Municipal Bonds	$22,874	$22,874
Total Investments	$22,874	$22,874
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at December 31, 2018.
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
See Notes to Schedule of Investments.

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2018
($ reported in thousands)
	Par Value	Value
U.S. Government Security—0.9%
U.S. Treasury Note 0.000%, 3/28/19	$ 500	$ 497
Total U.S. Government Security (Identified Cost $498)		497

Mortgage-Backed Security—1.1%
Non-Agency—1.1%
BBCMS Mortgage Trust 2018-TALL, A (1 month LIBOR + 0.722%) 144A 3.177%, 3/15/37(1)(2)	650	638
Total Mortgage-Backed Security (Identified Cost $650)		638

Asset-Backed Securities—1.2%
Automobiles—0.4%
CarNow Auto Receivables Trust 2016-1A, D 144A 7.340%, 11/15/21(1)	215	217
Other—0.8%
SoFi Consumer Loan Program Trust 2018-3, A1 144A 3.200%, 8/25/27(1)	489	488
Total Asset-Backed Securities (Identified Cost $703)		705

Corporate Bonds and Notes—74.6%
Communication Services—11.5%
Altice France S.A. 144A 7.375%, 5/1/26(1)	340	312
Altice Luxembourg S.A. 144A 7.625%, 2/15/25(1)	300	224
Cablevision Systems Corp. 5.875%, 9/15/22	150	147
CCO Holdings LLC 144A 5.125%, 5/1/27(1)	350	326
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(1)	210	173
Clear Channel Worldwide Holdings, Inc.
Series A 7.625%, 3/15/20	150	147
Series B 7.625%, 3/15/20	660	644
CSC Holdings LLC
144A 5.375%, 7/15/23(1)	210	205
144A 5.500%, 4/15/27(1)	135	126
144A 7.500%, 4/1/28(1)	200	200
DISH DBS Corp.
5.000%, 3/15/23	510	425
7.750%, 7/1/26	160	132
Frontier Communications Corp.
8.500%, 4/15/20	396	350
7.625%, 4/15/24	315	162
144A 8.500%, 4/1/26(1)	100	88
iHeartCommunications, Inc. 9.000%, 12/15/19(3)	290	194
Level 3 Financing, Inc.
5.375%, 1/15/24	245	233
5.250%, 3/15/26	135	124
	Par Value	Value
Communication Services—continued
Live Nation Entertainment, Inc. 144A 5.625%, 3/15/26(1)	$ 290	$ 284
McGraw-Hill Global Education Holdings LLC Senior Unsecured Notes 144A 7.875%, 5/15/24(1)	295	230
Meredith Corp. 144A 6.875%, 2/1/26(1)	330	323
Sinclair Television Group, Inc. 144A 5.125%, 2/15/27(1)	200	177
Sprint Corp. 7.875%, 9/15/23	390	400
Telenet Finance Luxembourg Notes S.a.r.l. 144A 5.500%, 3/1/28(1)	200	181
T-Mobile USA, Inc. 0.000%, 1/15/24(4)	275	— (5)
Univision Communications, Inc. 144A 5.125%, 5/15/23(1)	135	121
Virgin Media Finance plc 144A 6.000%, 10/15/24(1)	250	240
West Corp. 144A 8.500%, 10/15/25(1)	145	114
Zayo Group LLC
6.000%, 4/1/23	180	170
6.375%, 5/15/25	70	65
144A 5.750%, 1/15/27(1)	35	31
		6,548

Consumer Discretionary—12.8%
American Greetings Corp. 144A 8.750%, 4/15/25(1)	205	185
Beazer Homes USA, Inc.
6.750%, 3/15/25	95	82
5.875%, 10/15/27	250	197
Boyd Gaming Corp.
6.375%, 4/1/26	255	247
6.000%, 8/15/26	80	75
Boyne USA, Inc. 144A 7.250%, 5/1/25(1)	155	160
Caesars Resort Collection LLC 144A 5.250%, 10/15/25(1)	325	279
Diamond Resorts International, Inc. 144A 10.750%, 9/1/24(1)(6)	250	225
Downstream Development Authority of The Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(1)	115	113
Eldorado Resorts, Inc. 144A 6.000%, 9/15/26(1)	125	118
frontdoor, Inc. 144A 6.750%, 8/15/26(1)	45	43
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(1)	315	320
GLP Capital LP
5.250%, 6/1/25	235	233
5.750%, 6/1/28	115	116
Golden Nugget, Inc. 144A 6.750%, 10/15/24(1)	225	212
Graham Holdings Co. 144A 5.750%, 6/1/26(1)	245	246
Hilton Domestic Operating Co., Inc. 144A 5.125%, 5/1/26(1)	335	322
International Game Technology plc
144A 6.250%, 2/15/22(1)	200	200
See Notes to Schedule of Investments.

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
144A 6.250%, 1/15/27(1)	$ 200	$ 192
Laureate Education, Inc. 144A 8.250%, 5/1/25(1)	160	168
Lennar Corp.
5.250%, 6/1/26	265	250
4.750%, 11/29/27	165	149
M/I Homes, Inc. 5.625%, 8/1/25	205	188
MGM Growth Properties Operating Partnership LP
5.625%, 5/1/24	65	64
4.500%, 1/15/28	120	105
MGM Resorts International 5.750%, 6/15/25	325	314
Neiman Marcus Group Ltd. 144A 8.000%, 10/15/21(1)	400	165
PetSmart, Inc. 144A 7.125%, 3/15/23(1)	115	67
PulteGroup, Inc. 5.500%, 3/1/26	200	192
Scientific Games International, Inc.
6.625%, 5/15/21	205	194
144A 5.000%, 10/15/25(1)	250	223
ServiceMaster Co., LLC (The) 144A 5.125%, 11/15/24(1)	180	170
Sonic Automotive, Inc. 6.125%, 3/15/27	200	175
Tenneco, Inc. 5.000%, 7/15/26	240	185
TRI Pointe Group, Inc. 5.875%, 6/15/24	345	308
Viking Cruises Ltd. 144A 5.875%, 9/15/27(1)	285	266
Vista Outdoor, Inc. 5.875%, 10/1/23	185	168
Weekley Homes LLC 6.625%, 8/15/25	210	193
William Lyon Homes, Inc. 6.000%, 9/1/23	200	180
		7,289

Consumer Staples—3.2%
Albertsons’s Cos LLC 5.750%, 3/15/25	195	171
Cumberland Farms, Inc. 144A 6.750%, 5/1/25(1)	315	318
Dole Food Co., Inc. 144A 7.250%, 6/15/25(1)	325	302
Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(1)	245	188
Matterhorn Merger Sub LLC 144A 8.500%, 6/1/26(1)	180	143
Post Holdings, Inc.
144A 5.500%, 3/1/25(1)	65	62
144A 5.000%, 8/15/26(1)	305	278
Prestige Brands, Inc. 144A 6.375%, 3/1/24(1)	330	319
	Par Value	Value

Consumer Staples—continued
Revlon Consumer Products Corp. 6.250%, 8/1/24	$ 100	$ 53
		1,834

Energy—9.6%
Alta Mesa Holdings LP 7.875%, 12/15/24	105	65
American Midstream Partners LP 144A 9.500%, 12/15/21(1)	175	165
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(1)	165	159
Bristow Group, Inc. 144A 8.750%, 3/1/23(1)(6)	220	157
California Resources Corp.
6.000%, 11/15/24	16	10
144A 8.000%, 12/15/22(1)	204	138
Callon Petroleum Co. 6.125%, 10/1/24	200	186
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23(6)	95	88
Cheniere Corpus Christi Holdings LLC 5.875%, 3/31/25	295	294
Cheniere Energy Partners LP 144A 5.625%, 10/1/26(1)	160	150
Chesapeake Energy Corp. 8.000%, 6/15/27	435	365
Citgo Holding, Inc. 144A 10.750%, 2/15/20(1)	235	240
Continental Resources, Inc. 4.500%, 4/15/23	145	143
CrownRock LP 144A 5.625%, 10/15/25(1)	260	234
CSI Compressco LP 7.250%, 8/15/22	140	123
Denbury Resources, Inc.
144A 9.250%, 3/31/22(1)	178	164
144A 7.500%, 2/15/24(1)	130	105
Energy Transfer LP 5.875%, 1/15/24	200	204
EP Energy LLC
144A 9.375%, 5/1/24(1)	70	31
144A 8.000%, 11/29/24(1)(6)	105	78
144A 8.000%, 2/15/25(1)(6)	80	33
144A 7.750%, 5/15/26(1)	160	142
Geopark Ltd. 144A 6.500%, 9/21/24(1)	215	199
Jagged Peak Energy LLC 144A 5.875%, 5/1/26(1)	225	209
Nabors Industries, Inc. 5.750%, 2/1/25	165	125
NuStar Logistics LP 5.625%, 4/28/27	155	145
Range Resources Corp.
5.000%, 3/15/23	25	22
4.875%, 5/15/25	140	115
Rowan Cos., Inc. 5.400%, 12/1/42	265	156
Sanchez Energy Corp. 144A 7.250%, 2/15/23(1)(6)	115	94
Targa Resources Partners LP 144A 5.875%, 4/15/26(1)	350	340
See Notes to Schedule of Investments.

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Energy—continued
Transocean, Inc.
6.800%, 3/15/38	$ 300	$ 199
144A 7.500%, 1/15/26(1)	65	57
USA Compression Partners LP 144A 6.875%, 4/1/26(1)	310	298
Vine Oil & Gas LP 144A 8.750%, 4/15/23(1)	205	162
Weatherford International Ltd. 8.250%, 6/15/23(6)	190	114
		5,509

Financials—6.5%
Acrisure LLC 144A 7.000%, 11/15/25(1)	240	205
Ally Financial, Inc. 5.750%, 11/20/25	235	234
ICAHN Enterprises LP 5.875%, 2/1/22	295	289
ING Groep N.V. 6.000%, (7)(8)	200	194
iStar, Inc.
6.000%, 4/1/22	170	164
5.250%, 9/15/22	335	313
Ladder Capital Finance Holdings LLP
144A 5.875%, 8/1/21(1)	265	264
144A 5.250%, 3/15/22(1)	80	78
Nationstar Mortgage LLC 6.500%, 7/1/21	250	244
Navient Corp.
6.500%, 6/15/22	273	254
7.250%, 9/25/23	60	55
6.750%, 6/25/25	190	162
Springleaf Finance Corp.
6.125%, 5/15/22	335	325
6.875%, 3/15/25	370	331
7.125%, 3/15/26	85	76
Tempo Acquisition LLC 144A 6.750%, 6/1/25(1)	345	319
Voya Financial, Inc. 5.650%, 5/15/53	205	193
		3,700

Health Care—9.5%
Advanz Pharma Corp. 8.000%, 9/6/24(6)	41	38
Avantor, Inc.
144A 6.000%, 10/1/24(1)	130	128
144A 9.000%, 10/1/25(1)	380	380
Bausch Health Cos., Inc.
144A 5.500%, 11/1/25(1)	350	326
144A 9.000%, 12/15/25(1)	70	70
Centene Corp. 144A 5.375%, 6/1/26(1)	60	58
Change Healthcare Holdings LLC 144A 5.750%, 3/1/25(1)	85	79
Charles River Laboratories International, Inc. 144A 5.500%, 4/1/26(1)	195	192
DaVita, Inc.
5.125%, 7/15/24	100	94
5.000%, 5/1/25	100	91
	Par Value	Value

Health Care—continued
DJO Finco, Inc. 144A 8.125%, 6/15/21(1)	$ 255	$ 263
Eagle Holding Co. II, LLC PIK Interest Capitalization, 144A 7.625%, 5/15/22(1)(9)	295	282
Elanco Animal Health, Inc.
144A 3.912%, 8/27/21(1)	21	21
144A 4.272%, 8/28/23(1)	52	52
Endo Finance LLC 144A 5.375%, 1/15/23(1)	250	190
HCA, Inc.
5.375%, 2/1/25	330	322
5.250%, 6/15/26	165	164
5.625%, 9/1/28	170	164
MPH Acquisition Holdings LLC 144A 7.125%, 6/1/24(1)	225	210
One Call Corp. 144A 10.000%, 10/1/24(1)	40	31
Ortho-Clinical Diagnostics, Inc. 144A 6.625%, 5/15/22(1)	210	189
Polaris Intermediate Corp. PIK Interest Capitalization, 144A 8.500%, 12/1/22(1)(9)	105	96
Sotera Health Holdings LLC 144A 6.500%, 5/15/23(1)	325	311
Surgery Center Holdings, Inc.
144A 8.875%, 4/15/21(1)	200	199
144A 6.750%, 7/1/25(1)(6)	55	47
Tenet Healthcare Corp.
6.000%, 10/1/20	230	233
8.125%, 4/1/22	85	85
5.125%, 5/1/25	110	102
7.000%, 8/1/25(6)	510	472
Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/1/26	115	88
Valeant Pharmaceuticals International 144A 9.250%, 4/1/26(1)	135	135
WellCare Health Plans, Inc. 5.250%, 4/1/25	135	130
West Street Merger Sub, Inc. 144A 6.375%, 9/1/25(1)	220	195
		5,437

Industrials—5.2%
Bombardier, Inc.
144A 6.125%, 1/15/23(1)	195	183
144A 7.500%, 12/1/24(1)	155	146
Compass Group Diversified Holdings LLC 144A 8.000%, 5/1/26(1)	150	149
Fortress Transportation & Infrastructure Investors LLC 144A 6.500%, 10/1/25(1)	130	122
Garda World Security Corp. 144A 8.750%, 5/15/25(1)	350	318
Hillman Group, Inc. (The) 144A 6.375%, 7/15/22(1)	190	154
Hulk Finance Corp. 144A 7.000%, 6/1/26(1)	165	144
Navistar International Corp. 144A 6.625%, 11/1/25(1)	285	275
New Enterprise Stone & Lime Co., Inc. 144A 10.125%, 4/1/22(1)	180	175
See Notes to Schedule of Investments.

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Industrials—continued
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(1)	$ 210	$ 180
Topaz Marine S.A. 144A 9.125%, 7/26/22(1)	360	360
TransDigm, Inc.
6.000%, 7/15/22	105	103
6.500%, 7/15/24	95	92
6.500%, 5/15/25	230	220
6.375%, 6/15/26	130	121
Vertiv Intermediate Holding Corp. PIK Interest Capitalization, 144A 12.000%, 2/15/22(1)(9)	220	202
		2,944

Information Technology—2.7%
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(1)	170	156
Everi Payments, Inc. 144A 7.500%, 12/15/25(1)	65	62
Exela Intermediate LLC 144A 10.000%, 7/15/23(1)	220	210
First Data Corp.
144A 5.000%, 1/15/24(1)	105	101
144A 5.750%, 1/15/24(1)	450	439
Infor US, Inc. 6.500%, 5/15/22	200	193
Radiate Holdco LLC
144A 6.875%, 2/15/23(1)	55	50
144A 6.625%, 2/15/25(1)	165	143
ViaSat, Inc. 144A 5.625%, 9/15/25(1)	215	198
		1,552

Materials—9.2%
Alpha 3 BV 144A 6.250%, 2/1/25(1)	280	263
ArcelorMittal 6.125%, 6/1/25	200	209
ARD Securities Finance S.a.r.l. PIK Interest Capitalization, 144A 8.750%, 1/31/23(1)(9)	293	247
Ardagh Packaging Finance plc 144A 6.000%, 2/15/25(1)	200	185
BWAY Holding Co.
144A 5.500%, 4/15/24(1)	75	71
144A 7.250%, 4/15/25(1)	190	171
Calumet Specialty Products Partners LP 7.625%, 1/15/22	160	129
Cascades, Inc.
144A 5.500%, 7/15/22(1)	140	136
144A 5.750%, 7/15/23(1)	115	111
Cornerstone Chemical Co. 144A 6.750%, 8/15/24(1)	200	175
CPG Merger Sub LLC 144A 8.000%, 10/1/21(1)	265	257
FMG Resources August 2006 Pty Ltd. 144A 5.125%, 3/15/23(1)(6)	265	249
Hexion, Inc.
6.625%, 4/15/20	75	60
144A 13.750%, 2/1/22(1)	190	91
	Par Value	Value

Materials—continued
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(1)(6)	$ 315	$ 279
James Hardie International Finance DAC
144A 4.750%, 1/15/25(1)	200	182
144A 5.000%, 1/15/28(1)	200	171
Kraton Polymers LLC 144A 7.000%, 4/15/25(1)	160	147
LSB Industries, Inc. 144A 9.625%, 5/1/23(1)	260	264
Mercer International, Inc. 5.500%, 1/15/26	80	72
NOVA Chemicals Corp.
144A 4.875%, 6/1/24(1)	90	81
144A 5.000%, 5/1/25(1)	165	148
Owens-Brockway Glass Container, Inc. 144A 6.375%, 8/15/25(1)	180	178
Platform Specialty Products Corp. 144A 5.875%, 12/1/25(1)	175	164
Reynolds Group Issuer, Inc.
144A 7.000%, 7/15/24(1)	165	157
REGS 7.000%, 7/15/24(10)	125	119
Schweitzer-Mauduit International, Inc. 144A 6.875%, 10/1/26(1)	190	179
Teck Resources Ltd. 6.125%, 10/1/35	150	143
Trident Merger Sub, Inc. 144A 6.625%, 11/1/25(1)	265	236
United States Steel Corp. 6.250%, 3/15/26	235	206
Vedanta Resources plc 144A 6.375%, 7/30/22(1)	200	179
		5,259

Real Estate—1.0%
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(1)	240	223
MPT Operating Partnership LP
6.375%, 3/1/24	65	66
5.000%, 10/15/27	130	119
Uniti Group, Inc. 144A 7.125%, 12/15/24(1)	185	152
		560

Utilities—3.4%
AmeriGas Partners LP 5.500%, 5/20/25	105	96
Calpine Corp. 5.375%, 1/15/23	350	328
Ferrellgas Partners LP 8.625%, 6/15/20	140	100
NRG Energy, Inc.
7.250%, 5/15/26	185	193
5.750%, 1/15/28	55	53
Suburban Propane Partners LP 5.500%, 6/1/24	145	135
TerraForm Power Operating LLC
144A 4.250%, 1/31/23(1)	175	163
144A 5.000%, 1/31/28(1)	240	211
Texas Competitive Electric Holdings Co. 144A 0.000%, 10/1/20(1)(4)	500	— (5)
See Notes to Schedule of Investments.

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Utilities—continued
Transportadora de Gas Internacional SA ESP 144A 5.550%, 11/1/28(1)	$ 205	$ 207
Vistra Energy Corp. 7.375%, 11/1/22	425	439
		1,925

Total Corporate Bonds and Notes (Identified Cost $46,351)		42,557

Leveraged Loans(2)—11.7%
Chemicals—0.4%
New Arclin U.S. Holding Corp. First Lien (1 month LIBOR + 3.500%) 6.022%, 2/14/24	57	55
Omnova Solutions, Inc. Tranche B-2 (1 month LIBOR + 3.250%) 5.772%, 8/25/23	167	162
		217

Consumer Durables—0.2%
Global Appliance, Inc. Tranche B (1 month LIBOR + 4.000%) 6.530%, 9/29/24	143	135
Consumer Non-Durables—1.2%
American Greetings Corp. (1 month LIBOR + 4.500%) 7.006%, 4/6/24	94	93
Diamond (BC) B.V. (3 month LIBOR + 3.000%) 5.527%, 9/6/24	139	127
Herbalife Nutrition Ltd. Tranche B (1 month LIBOR + 3.250%) 5.772%, 8/18/25	30	29
Kronos Acquisition Intermediate, Inc. (1 month LIBOR + 4.000%) 6.522%, 5/15/23	128	120
Parfums Holdings Co., Inc. First Lien (3 month LIBOR + 4.250%) 6.957%, 6/30/24	251	241
Revlon Consumer Products Corp. Tranche B (3 month LIBOR + 3.167%) 6.207%, 9/7/23	99	70
		680

Energy—0.7%
California Resources Corp.
(1 month LIBOR + 10.375%) 12.897%, 12/31/21	155	152
(1 month LIBOR + 4.750%) 7.256%, 12/31/22	55	53
Traverse Midstream Partners LLC (3 month LIBOR + 4.000%) 6.600%, 9/27/24	200	191
		396

Financial—0.8%
Asurion LLC Tranche B-2, Second Lien (1 month LIBOR + 6.500%) 9.022%, 8/4/25	278	274
	Par Value	Value

Financial—continued
Financial & Risk US Holdings, Inc. (1 month LIBOR + 3.750%) 6.272%, 10/1/25	$ 165	$ 157
		431

Food / Tobacco—0.4%
Chobani LLC First Lien (1 month LIBOR + 3.500%) 6.022%, 10/10/23	77	72
Milk Specialties Co. (1 month LIBOR + 4.000%) 6.522%, 8/16/23	146	140
		212

Food and Drug—0.3%
Albertson’s LLC Tranche B-7 (1 month LIBOR + 3.000%) 5.522%, 11/17/25	190	180
Forest Prod / Containers—0.3%
Klockner Pentaplast of America, Inc. (1 month LIBOR + 4.250%) 6.772%, 6/30/22	206	167
Gaming / Leisure—0.4%
Gateway Casinos & Entertainment Ltd. (3 month LIBOR + 3.000%) 5.803%, 12/1/23	45	43
Scientific Games International, Inc. Tranche B-5 (2 month LIBOR + 2.750%) 5.259%, 8/14/24	10	9
UFC Holdings LLC First Lien (1 month LIBOR + 3.250%) 5.780%, 8/18/23	190	185
		237

Healthcare—1.2%
21st Century Oncology, Inc. Tranche B (3 month LIBOR + 6.125%) 8.565%, 1/16/23	156	140
CCS-CMGC Holdings, Inc. First Lien (1 month LIBOR + 5.500%) 8.022%, 10/1/25	115	111
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 6.272%, 10/10/25	287	266
Immucor, Inc. Tranche B-3 (3 month LIBOR + 5.000%) 7.803%, 6/15/21	20	19
Prospect Medical Holdings, Inc. Tranche B-1 (1 month LIBOR + 5.500%) 7.938%, 2/22/24	84	83
Quorum Health Corp. (1 month LIBOR + 6.750%) 9.272%, 4/29/22	56	56
		675

Housing—0.6%
Capital Automotive LP Tranche B (1 month LIBOR + 6.000%) 8.522%, 3/24/25	202	200
See Notes to Schedule of Investments.

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Housing—continued
CPG International LLC (3 month LIBOR + 3.750%) 6.633%, 5/5/24	$ 148	$ 141
		341

Information Technology—0.8%
BMC Software Finance, Inc. (3 month LIBOR + 4.250%) 7.053%, 10/2/25	200	193
Kronos, Inc. Second Lien (3 month LIBOR + 8.250%) 10.791%, 11/1/24	78	77
Presidio Holdings, Inc. Tranche B (3 month LIBOR + 2.750%) 5.148%, 2/2/24	103	99
Rackspace Hosting, Inc. Tranche B (3 month LIBOR + 3.000%) 5.582%, 11/3/23	98	86
		455

Manufacturing—0.1%
Accudyne Industries Borrower S.C.A. (1 month LIBOR + 3.000%) 5.522%, 8/18/24	26	25
Filtration Group Corp. (1 month LIBOR + 3.000%) 5.522%, 3/29/25	40	38
		63

Media / Telecom - Telecommunications—0.6%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 5.272%, 1/31/25	164	153
Securus Technologies Holdings, Inc.
First Lien (1 month LIBOR + 4.500%) 7.022%, 11/1/24	115	110
Second Lien (1 month LIBOR + 8.250%) 10.772%, 11/1/25	100	96
		359

Media / Telecom - Wireless Communications—0.2%
Sprint Communications, Inc. (1 month LIBOR + 2.500%) 5.063%, 2/2/24	113	107
Metals / Minerals—0.4%
Covia Holdings Corp. (3 month LIBOR + 3.750%) 6.553%, 6/1/25	154	111
Graftech International Ltd. (1 month LIBOR + 3.500%) 6.022%, 2/12/25	137	129
		240

Retail—0.1%
Bass Pro Group LLC (1 month LIBOR + 5.000%) 7.522%, 9/25/24	75	71
Service—1.4%
Crossmark Holdings, Inc. Second Lien (3 month LIBOR + 7.500%) 10.303%, 12/21/20	190	6
Laureate Education, Inc. (3 month LIBOR + 3.500%) 6.027%, 4/26/24	130	127
	Par Value	Value

Service—continued
One Call Corp. First Lien (1 month LIBOR + 5.250%) 7.705%, 11/27/22	$ 157	$ 138
PI UK Holdco II Ltd. Tranche B-1 (1 month LIBOR + 3.500%) 6.022%, 1/3/25	159	153
Red Ventures LLC Tranche B-1 (1 month LIBOR + 3.000%) 5.522%, 11/8/24	246	234
Sedgwick Claims Management Services, Inc. (3 month LIBOR + 3.250%) 0.000%, 12/31/25(11)	15	15
TKC Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 6.280%, 2/1/23	157	149
		822

Transportation - Automotive—0.3%
Deck Chassis Acquisition, Inc. Second Lien (3 month LIBOR + 6.000%) 8.527%, 6/15/23	35	33
Navistar Financial Corp. (1 month LIBOR + 3.750%) 6.313%, 7/30/25	150	143
		176

Utility—1.3%
APLP Holdings LP (1 month LIBOR + 2.750%) 5.272%, 4/13/23	151	147
Brookfield WEC Holdings, Inc. (Westinghouse Electric Co., LLC)
First Lien (1 month LIBOR + 3.750%) 6.272%, 8/1/25	80	77
Second Lien (1 month LIBOR + 6.750%) 9.272%, 8/3/26	175	170
Lightstone Holdco LLC
Tranche B (1 month LIBOR + 3.750%) 6.272%, 1/30/24	92	87
Tranche C (1 month LIBOR + 3.750%) 6.272%, 1/30/24	5	5
Talen Energy Supply LLC (1 month LIBOR + 4.000%) 6.522%, 4/15/24	107	106
Vistra Operations Co., LLC (1 month LIBOR + 2.000%) 4.522%, 8/4/23	135	130
		722

Total Leveraged Loans (Identified Cost $7,248)		6,686

	Shares
Preferred Stocks—1.8%
Financials—1.8%
Citigroup, Inc. Series T, 6.250% Series T, 6.250%	190 (12)	182
Goldman Sachs Group, Inc. (The) Series L, 5.700%	215 (12)	210
Huntington Bancshares, Inc. Series E, 5.700%	275 (12)	244
JPMorgan Chase & Co. Series V, 5.000%	145 (12)	140
See Notes to Schedule of Investments.

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Shares	Value
Financials—continued
KeyCorp Series D, 5.000%	250 (12)	$ 228
		1,004

Total Preferred Stocks (Identified Cost $1,078)		1,004

Common Stocks—0.0%
Energy—0.0%
Frontera Energy Corp.(13)	1,088	11
Sabine Oil & Gas LLC(13)(14)	160	7
		18

Total Common Stocks (Identified Cost $27)		18

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(13)(14)	8,563	6
Total Rights (Identified Cost $7)		6

Warrants—0.0%
Energy—0.0%
Sabine Oil & Gas LLC(13)(14)	105	— (5)
Sabine Oil & Gas LLC(13)(14)	501	2
		2

Total Warrants (Identified Cost $4)		2

Total Long-Term Investments—91.3% (Identified Cost $56,566)		52,113 (15)

Short-Term Investment—3.4%
Money Market Mutual Fund(16)—3.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.292%)	1,923,694	1,924
Total Short-Term Investment (Identified Cost $1,924)		1,924

Securities Lending Collateral(16)—3.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.292%)(17)	2,024,937	2,025
Total Securities Lending Collateral (Identified Cost $2,025)		2,025

TOTAL INVESTMENTS—98.2% (Identified Cost $60,515)		56,062
Other assets and liabilities, net—1.8%		1,000
NET ASSETS—100.0%		$57,062
Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities amounted to a value of $26,501 or 46.4% of net assets.
(2)	Variable rate security. Rate disclosed is as of December 31, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(4)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(5)	Amount is less than $500.
(6)	All or a portion of security is on loan.
(7)	Interest payments may be deferred.
(8)	No contractual maturity date.
(9)	100% of the income received was in cash.
(10)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(11)	This loan will settle after December 31, 2018, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(12)	Value shown as par value.
(13)	Non-income producing.
(14)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(15)	All or a portion of the Fund’s portfolio has been segregated for borrowings.
(16)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.
(17)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United States	86%
Canada	5
Luxembourg	3
United Kingdom	2
Netherlands	1
Bermuda	1
Ireland	1
Other	1
Total	100%
† % of total investments as of December 31, 2018.
See Notes to Schedule of Investments.

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):
	Total Value at December 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$ 705	$ —	$ 705	$—
Corporate Bonds and Notes	42,557	—	42,557	— *(1)
Leveraged Loans	6,686	—	6,686	—
Mortgage-Backed Security	638	—	638	—
U.S. Government Security	497	—	497	—
Equity Securities:
Common Stocks	18	11	—	7
Preferred Stocks	1,004	—	1,004	—
Rights	6	—	—	6
Warrants	2	—	—	2
Securities Lending Collateral	2,025	2,025	—	—
Short-Term Investment	1,924	1,924	—	—
Total Investments	$56,062	$3,960	$52,087	$15

(1)	Amount is less than $500.
*	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended December 31, 2018.
See Notes to Schedule of Investments.

Newfleet Low Duration Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2018
($ reported in thousands)
	Par Value	Value
U.S. Government Security—9.9%
U.S. Treasury Note 1.500%, 1/31/19	$ 38,420	$ 38,394
Total U.S. Government Security (Identified Cost $38,393)		38,394

Municipal Bond—0.0%
Illinois—0.0%
State of Illinois 5.547%, 4/1/19	190	191
Total Municipal Bond (Identified Cost $191)		191

Foreign Government Securities—0.5%
Argentine Republic
5.625%, 1/26/22	523	441
4.625%, 1/11/23	440	348
Republic of South Africa 4.665%, 1/17/24	325	317
Sultanate of Oman 144A 4.125%, 1/17/23(1)	935	856
Total Foreign Government Securities (Identified Cost $2,246)		1,962

Mortgage-Backed Securities—30.8%
Agency—1.7%
Federal National Mortgage Association
Pool #AD6058 4.000%, 8/1/25	45	46
Pool #AO5149 3.000%, 6/1/27	177	177
Pool #AL7532 3.000%, 11/1/27	596	598
Pool #AS5730 3.000%, 9/1/30	1,129	1,130
Pool #AS5927 3.000%, 10/1/30	528	528
Pool #AZ4794 3.000%, 10/1/30	3,676	3,679
Pool #MA0908 4.000%, 11/1/31	280	288
Pool #AC3654 5.000%, 10/1/39	193	206
Pool #AD3841 4.500%, 4/1/40	79	83
Federal National Mortgage Association REMIC 1997-70, PE (P.O.) 0.000%, 4/25/22	2	2
Government National Mortgage Association
Pool #345039 7.000%, 9/15/23	4	4
Pool #780023 7.000%, 9/15/24	3	4
	Par Value	Value
Agency—continued
Pool #407660 7.000%, 7/15/25	$ 9	$ 9
		6,754

Non-Agency—29.1%
Access Point Funding I LLC 2017-A, A 144A 3.060%, 4/15/29(1)	230	229
Ajax Mortgage Loan Trust 2017-B, A 144A 3.163%, 9/25/56(1)(2)	474	468
American Homes 4 Rent Trust 2015-SFR1, A 144A 3.467%, 4/17/52(1)	187	185
Ameriquest Mortgage Securities, Inc. 2003-10, AF6 5.179%, 11/25/33(2)	61	63
Angel Oak Mortgage Trust I LLC
2018-1, A1 144A 3.258%, 4/27/48(1)(2)	785	782
2018-2, A1 144A 3.674%, 7/27/48(1)(2)	324	323
2018-3, A1 144A 3.649%, 9/25/48(1)(2)	1,717	1,719
Angel Oak Mortgage Trust LLC 2017-3, A1 144A 2.708%, 11/25/47(1)(2)	347	344
Arroyo Mortgage Trust 2018-1, A1 144A 3.763%, 4/25/48(1)(2)	1,278	1,275
Aventura Mall Trust
2013-AVM, A 144A 3.743%, 12/5/32(1)(2)	1,721	1,739
2013-AVM, C 144A 3.743%, 12/5/32(1)(2)	1,130	1,148
Banc of America Funding Trust
2004-B, 2A1 4.936%, 11/20/34(2)	24	24
2005-1, 1A1 5.500%, 2/25/35	107	105
2006-2, 3A1 6.000%, 3/25/36	24	23
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust
2004-22CB, 1A1 6.000%, 10/25/34	251	259
2004-24CB, 1A1 6.000%, 11/25/34	168	168
Bank of America (Merrill Lynch) Investors Trust 2004-A4, A1 4.089%, 8/25/34(2)	479	478
Bayview Commercial Asset Trust 2006-2A, A2 (1 month LIBOR + 0.280%) 144A 2.786%, 7/25/36(1)(2)	247	237
Bayview Koitere Fund Trust 2017-RT4, A 144A 3.500%, 7/28/57(1)(2)	266	264
Bayview Opportunity Master Fund IVa Trust 2017-RT1, A1 144A 3.000%, 3/28/57(1)(2)	672	657
Bayview Opportunity Master Fund IVb Trust 2017-SPL4, A 144A 3.500%, 1/28/55(1)(2)	495	490
Bear Stearns ARM Trust 2004-9, 22A1 4.715%, 11/25/34(2)	344	347
BX Trust
2018-MCSF, A (1 month LIBOR + 0.577%) 144A 2.977%, 4/15/35(1)(2)	550	539
See Notes to Schedule of Investments.

Newfleet Low Duration Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2018-GW, B (1 month LIBOR + 1.020%) 144A 3.475%, 5/15/35(1)(2)	$ 1,265	$ 1,232
Caesars Palace Las Vegas Trust 2017-VICI, C 144A 4.138%, 10/15/34(1)	590	593
Cascade Funding Mortgage Trust 2018-RM2, A 144A 4.000%, 10/25/68(1)(2)	246	248
Citigroup Mortgage Loan Trust, Inc.
2004-NCM2, 2CB2 6.750%, 8/25/34	126	133
2014-A, A 144A 4.000%, 1/25/35(1)(2)	309	315
2013-A, A 144A 3.000%, 5/25/42(1)(2)	1,089	1,074
2015-PS1, A1 144A 3.750%, 9/25/42(1)(2)	221	223
2015-A, A1 144A 3.500%, 6/25/58(1)(2)	522	520
2018-RP3, A1 144A 3.250%, 3/25/61(1)(2)	888	885
Cold Storage Trust 2017-ICE3, A (1 month LIBOR + 1.000%) 144A 3.455%, 4/15/36(1)(2)	1,090	1,071
Colony Starwood Homes Trust 2016-2A, C (1 month LIBOR + 2.150%) 144A 4.605%, 12/17/33(1)(2)	741	743
COLT Mortgage Loan Trust Funding LLC
2016-2, A1 144A 2.750%, 9/25/46(1)(2)	393	391
2017-1, A3 144A 3.074%, 5/27/47(1)(2)	226	224
2018-1, A1 144A 2.930%, 2/25/48(1)(2)	1,001	989
2018-2, A1 144A 3.470%, 7/27/48(1)(2)	549	546
2018-3, A1 144A 3.692%, 10/26/48(1)(2)	1,028	1,027
Commercial Mortgage Lease-Backed Certificates 2001-CMLB, A3 144A 7.471%, 6/20/31(1)(2)	460	484
Commercial Mortgage Trust 2014-277P, A 144A 3.611%, 8/10/49(1)(2)	2,595	2,631
CoreVest American Finance Trust
2017-1, A 144A 2.968%, 10/15/49(1)	315	309
2018-1, A 144A 3.804%, 6/15/51(1)	713	716
2018-2, A 144A 4.026%, 11/15/52(1)	1,110	1,121
Credit Suisse First Boston Mortgage Securities Corp.
2003-27, 5A3 5.250%, 11/25/33	37	38
2003-AR30, 5A1 4.433%, 1/25/34(2)	203	208
Credit Suisse Mortgage Capital Trust
2013-HYB1, A16 144A 3.002%, 4/25/43(1)(2)	642	637
2014-IVR2, A2 144A 3.753%, 4/25/44(1)(2)	614	606
2017-FHA1, A1 144A 3.250%, 4/25/47(1)(2)	632	617
2018-RPL8, A1 144A 4.070%, 7/25/58(1)	682	681
Deephaven Residential Mortgage Trust
	Par Value	Value

Non-Agency—continued
2017-1A, A1 144A 2.725%, 12/26/46(1)(2)	$ 180	$ 178
2017-1A, A2 144A 2.928%, 12/26/46(1)(2)	293	290
2017-2A, A1 144A 2.453%, 6/25/47(1)(2)	233	230
2017-3A, A3 144A 2.813%, 10/25/47(1)(2)	385	381
2018-1A, A1 144A 2.976%, 12/25/57(1)(2)	915	907
2018-2A, A1 144A 3.479%, 4/25/58(1)(2)	1,351	1,345
2018-3A, A1 144A 3.789%, 8/25/58(1)(2)	324	324
Ellington Financial Mortgage Trust 2018-1, A1FX 144A 4.140%, 10/25/58(1)(2)	882	881
GAHR Commercial Mortgage Trust 2015-NRF, CFX 144A 3.382%, 12/15/34(1)(2)	810	803
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(1)(2)	848	842
2018-1, A23 144A 3.500%, 11/25/57(1)(2)	571	563
2018-2, A41 144A 4.500%, 10/25/58(1)(2)	684	694
GMAC Mortgage Corp. Loan Trust 2004-AR1, 12A 4.317%, 6/25/34(2)	89	89
GSAA Home Equity Trust
2005-1, AF4 5.619%, 11/25/34	73	73
2005-12, AF3W 4.999%, 9/25/35(2)	36	36
GSR Mortgage Loan Trust 2003-3F, 1A6 6.000%, 4/25/33	312	321
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(1)	1,070	1,054
Homeward Opportunities Fund I Trust
2018-1, A1 144A 3.766%, 6/25/48(1)(2)	976	974
2018-2, A1 144A 3.985%, 11/25/58(1)(2)	925	925
IMC Home Equity Loan Trust 1997-5, A9 7.310%, 11/20/28	76	75
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust
2004-1, 21A1 4.113%, 4/25/34(2)	47	47
2004-10, 21A1 4.526%, 1/25/35(2)	367	368
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
2003-AR6, A1 4.222%, 6/25/33(2)	170	171
2003-AR4, 2A1 3.950%, 8/25/33(2)	95	94
JPMorgan Chase Commercial Mortgage Securities Trust
2011-C4, A4 144A 4.388%, 7/15/46(1)	288	295
2014-C22, A4 3.801%, 9/15/47	1,695	1,723
JPMorgan Chase Mortgage Trust
See Notes to Schedule of Investments.

Newfleet Low Duration Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2014-2, AM 144A 3.393%, 6/25/29(1)(2)	$ 1,110	$ 1,106
2014-2, 2A2 144A 3.500%, 6/25/29(1)(2)	893	893
2006-A2, 4A1 4.479%, 8/25/34(2)	86	87
2014-1, 2A12 144A 3.500%, 1/25/44(1)(2)	695	684
2015-1, AM1 144A 3.292%, 12/25/44(1)(2)	420	417
2016-1, M2 144A 3.750%, 4/25/45(1)(2)	601	602
2015-5, A2 144A 3.161%, 5/25/45(1)(2)	539	537
2016-2, M2 144A 3.750%, 12/25/45(1)(2)	956	957
2017-3, 2A2 144A 2.500%, 8/25/47(1)(2)	928	893
2017-5, A1 144A 3.176%, 10/26/48(1)(2)	2,704	2,689
2017-4, A3 144A 3.500%, 11/25/48(1)(2)	204	200
2018-8, A3 144A 4.000%, 1/25/49(1)(2)	352	353
LoanDepot Station Place Agency Securitization Trust 2017-LD1, C (1 month LIBOR + 1.300%) 144A 3.806%, 11/25/50(1)(2)(3)	775	775
MASTR Alternative Loan Trust
2003-8, 2A1 5.750%, 11/25/33	81	82
2004-4, 6A1 5.500%, 4/25/34	109	113
2004-7, 9A1 6.000%, 8/25/34	93	95
2005-2, 2A1 6.000%, 1/25/35	355	364
MASTR Asset Securitization Trust 2005-1, 1A1 5.000%, 5/25/20	22	22
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(1)	188	191
Mill City Mortgage Trust
2015-1, A3 144A 3.000%, 6/25/56(1)(2)	600	594
2016-1, A1 144A 2.500%, 4/25/57(1)(2)	882	863
2017-1, A1 144A 2.750%, 11/25/58(1)(2)	1,494	1,468
Morgan Stanley - Bank of America (Merrill Lynch) Trust 2013-C13, AS 4.266%, 11/15/46	1,515	1,568
Morgan Stanley Capital Barclays Bank Trust 2016-MART, A 144A 2.200%, 9/13/31(1)	1,660	1,624
Morgan Stanley Capital I Trust 2017-CLS, A (1 month LIBOR + 0.700%) 144A 3.155%, 11/15/34(1)(2)	1,080	1,063
Morgan Stanley Residential Mortgage Loan Trust 2014-1A, B2 144A 2.962%, 6/25/44(1)(2)	351	346
Motel 6 Trust 2017-MTL6, A (1 month LIBOR + 0.920%) 144A 3.375%, 8/15/34(1)(2)	1,785	1,754
	Par Value	Value

Non-Agency—continued
National City Mortgage Capital Trust 2008-1, 2A1 6.000%, 3/25/38	$ 122	$ 125
New Residential Mortgage Loan Trust
2016-2A, A1 144A 3.750%, 11/26/35(1)(2)	2,071	2,072
2018-4A, A1S (1 month LIBOR + 0.750%) 144A 3.256%, 1/25/48(1)(2)	1,823	1,814
2014-1A, A 144A 3.750%, 1/25/54(1)(2)	1,342	1,344
2014-2A, A3 144A 3.750%, 5/25/54(1)(2)	125	126
2014-3A, AFX3 144A 3.750%, 11/25/54(1)(2)	1,114	1,113
2015-2A, A1 144A 3.750%, 8/25/55(1)(2)	1,565	1,565
2016-1A, A1 144A 3.750%, 3/25/56(1)(2)	898	895
2016-3A, A1 144A 3.750%, 9/25/56(1)(2)	894	893
2016-4A, A1 144A 3.750%, 11/25/56(1)(2)	1,818	1,815
2017-2A, A3 144A 4.000%, 3/25/57(1)(2)	387	391
2018-1A, A1A 144A 4.000%, 12/25/57(1)(2)	217	218
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%) 4.231%, 3/25/35(2)	1,009	1,016
Oak Hill Advisors Residential Loan Trust 2017-NPL2, A1 144A 3.000%, 7/25/57(1)	1,731	1,693
OBX Trust 2018-EXP2, 1A1 144A 4.000%, 11/25/48(1)(2)	881	880
Onslow Bay Financial LLC 2018-1, A2 (1 month LIBOR + 0.650%) 144A 3.156%, 6/25/57(1)(2)	1,090	1,081
Pretium Mortgage Credit Partners I LLC
2017-NPL3, A1 144A 3.250%, 6/29/32(1)	65	64
2017-NPL5, A1 144A 3.327%, 12/30/32(1)(2)	691	683
2018-NPL1, A1 144A 3.375%, 1/27/33(1)	892	884
2018-NPL3, A1 144A 4.125%, 8/25/33(1)	481	480
Progress Residential Trust
2017-SFR1, B 144A 3.017%, 8/17/34(1)	690	676
2018-SFR2, B 144A 3.841%, 8/17/35(1)	1,750	1,741
RCO Mortgage LLC 2017-1, A1 144A 3.375%, 8/25/22(1)	115	115
RETL 2018-RVP, C (1 month LIBOR + 2.050%) 144A 4.505%, 3/15/33(1)(2)	574	573
Sequoia Mortgage Trust 2015-4, A1 144A 3.000%, 11/25/30(1)(2)	1,833	1,817
Starwood Mortgage Residential Trust 2018-IMC1, A1 144A 3.793%, 3/25/48(1)(2)	2,432	2,419
Starwood Waypoint Homes Trust 2017-1, A (1 month LIBOR + 0.950%) 144A 3.405%, 1/17/35(1)(2)	670	667
Structured Adjustable Rate Mortgage Loan Trust
See Notes to Schedule of Investments.

Newfleet Low Duration Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2004-1, 6A 4.522%, 2/25/34(2)	$ 438	$ 436
2004-4, 3A1 4.369%, 4/25/34(2)	85	85
2004-4, 3A2 4.369%, 4/25/34(2)	410	414
2004-14, 7A 4.336%, 10/25/34(2)	176	175
Structured Asset Securities Corp. 2003-37A, 2A 4.423%, 12/25/33(2)	91	91
Structured Asset Securities Corp. Mortgage-Pass-Through Certificates 2003-34A, 6A 4.653%, 11/25/33(2)	256	255
Sutherland Commercial Mortgage Loans 2018-SBC7, A 144A 4.720%, 5/25/39(1)(2)	989	992
Towd Point Mortgage Trust
2015-3, A1B 144A 3.000%, 3/25/54(1)(2)	318	315
2016-1, A1B 144A 2.750%, 2/25/55(1)(2)	498	491
2015-5, A1B 144A 2.750%, 5/25/55(1)(2)	598	589
2015-5, A2 144A 3.500%, 5/25/55(1)(2)	275	274
2016-2, A1 144A 3.000%, 8/25/55(1)(2)	228	225
2016-3, A1 144A 2.250%, 4/25/56(1)(2)	709	693
2016-4, A1 144A 2.250%, 7/25/56(1)(2)	1,202	1,167
2017-1, A1 144A 2.750%, 10/25/56(1)(2)	853	834
2018-6, A1A 144A 3.750%, 3/25/58(1)(2)	710	710
2018-4, A1 144A 3.000%, 6/25/58(1)(2)	1,762	1,712
2018-SJ1, A1 144A 4.000%, 10/25/58(1)(2)	1,480	1,480
Tricon American Homes Trust 2017-SFR1, A 144A 2.716%, 9/17/34(1)	360	348
Velocity Commercial Capital Loan Trust 2017-1, AFX 144A 3.000%, 5/25/47(1)(2)	101	100
Vericrest Opportunity Loan Trust LX LLC 2017-NPL7, A1 144A 3.250%, 6/25/47(1)	578	575
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A 3.375%, 10/25/47(1)	771	763
Vericrest Opportunity Loan Trust LXIX LLC 2018-NPL5, A1A 144A 4.213%, 8/25/48(1)	1,801	1,801
Vericrest Opportunity Loan Trust LXX LLC 2018-NPL6, A1A 144A 4.115%, 9/25/48(1)	338	338
Verus Securitization Trust
2017-1A, A1 144A 2.853%, 1/25/47(1)(2)	149	147
2017-2A, A1 144A 2.485%, 7/25/47(1)(2)	806	794
2018-1, A1 144A 2.929%, 2/25/48(1)(2)	1,206	1,194
	Par Value	Value

Non-Agency—continued
2018-INV1, A3 144A 4.052%, 3/25/58(1)(2)	$ 592	$ 593
2018-2, A1 144A 3.677%, 6/1/58(1)(2)	1,597	1,594
VSD 2017-PLT1, A 3.600%, 12/25/43	89	89
Wells Fargo Mortgage Backed Securities Trust
2003-G, A1 4.466%, 6/25/33(2)	43	43
2003-J, 2A1 4.588%, 10/25/33(2)	97	98
2003-J, 5A1 4.615%, 10/25/33(2)	168	170
2004-A, A1 4.582%, 2/25/34(2)	44	45
2004-K, 1A2 4.480%, 7/25/34(2)	142	144
2004-U, A1 4.569%, 10/25/34(2)	49	49
2004-Z, 2A1 4.973%, 12/25/34(2)	84	85
2005-AR12, 2A5 4.503%, 6/25/35(2)	1,160	1,186
2005-14, 2A1 5.500%, 12/25/35	42	42
		112,447

Total Mortgage-Backed Securities (Identified Cost $120,057)		119,201

Asset-Backed Securities—27.9%
Auto Floor Plan—0.2%
NextGear Floorplan Master Owner Trust 2017-2A, A2 144A 2.560%, 10/17/22(1)	920	911
Automobiles—17.8%
ACC Trust 2018-1, A 144A 3.700%, 12/21/20(1)	496	497
American Credit Acceptance Receivables Trust
2017-2, C 144A 2.860%, 6/12/23(1)	920	917
2018-3, C 144A 3.750%, 10/15/24(1)	1,090	1,095
2018-4, C 144A 3.970%, 1/13/25(1)	1,110	1,115
AmeriCredit Automobile Receivables Trust
2015-3, C 2.730%, 3/8/21	615	613
2015-4, C 2.880%, 7/8/21	700	699
2016-1, B 2.300%, 3/8/21	2,330	2,326
2016-2, B 2.210%, 5/10/21	1,000	997
2016-4, C 2.410%, 7/8/22	725	716
2017-1, C 2.710%, 8/18/22	915	906
Avid Automobile Receivables Trust 2018-1, A 144A 2.840%, 8/15/23(1)	640	636
See Notes to Schedule of Investments.

Newfleet Low Duration Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Automobiles—continued
Avis Budget Rental Car Funding LLC
(AESOP) 2013-2A, A 144A 2.970%, 2/20/20(1)	$ 635	$ 635
(AESOP) 2015-2A, A 144A 2.630%, 12/20/21(1)	910	900
(AESOP) 2016-1A, A 144A 2.990%, 6/20/22(1)	800	795
(AESOP) 2017-1A, A 144A 3.070%, 9/20/23(1)	1,110	1,100
California Republic Auto Receivables Trust
2015-3, B 2.700%, 9/15/21	650	647
2016-1, B 3.430%, 2/15/22	785	785
Capital Auto Receivables Asset Trust 2017-1, C 144A 2.700%, 9/20/22(1)	920	911
CarFinance Capital Auto Trust 2014-2A, B 144A 2.640%, 11/16/20(1)	23	23
CarMax Auto Owner Trust
2014-4, B 2.200%, 9/15/20	700	700
2015-2, C 2.390%, 3/15/21	1,495	1,489
2016-2, B 2.160%, 12/15/21	750	741
2017-1, B 2.540%, 9/15/22	900	890
CarNow Auto Receivables Trust 2017-1A, A 144A 2.920%, 9/15/22(1)	367	365
Centre Point Funding LLC 2012-2A, 1 144A 2.610%, 8/20/21(1)	740	730
Chrysler Capital Auto Receivables Trust 2015-BA, D 144A 4.170%, 1/16/23(1)	965	968
CPS Auto Receivables Trust
2017-C, B 144A 2.300%, 7/15/21(1)	1,085	1,080
2018-C, D 144A 4.400%, 6/17/24(1)	905	917
Drive Auto Receivables Trust
2015-DA, C 144A 3.380%, 11/15/21(1)	210	210
2016-CA, C 144A 3.020%, 11/15/21(1)	1,195	1,195
2017-AA, C 144A 2.980%, 1/18/22(1)	831	830
2018-4, D 4.090%, 1/15/26	220	222
DT Auto Owner Trust
2016-2A, C 144A 3.670%, 1/18/22(1)	113	113
2016-3A, C 144A 3.150%, 3/15/22(1)	242	242
2016-4A, C 144A 2.740%, 10/17/22(1)	622	621
2018-1A, C 144A 3.470%, 12/15/23(1)	910	912
2018-3A, C 144A 3.790%, 7/15/24(1)	1,835	1,842
Exeter Automobile Receivables Trust
2015-1A, C 144A 4.100%, 12/15/20(1)	484	485
	Par Value	Value

Automobiles—continued
2015-2A, C 144A 3.900%, 3/15/21(1)	$ 1,244	$ 1,247
2016-3A, B 144A 2.840%, 8/16/21(1)	1,385	1,383
2017-1A, B 144A 3.000%, 12/15/21(1)	910	908
2017-3A, B 144A 2.810%, 9/15/22(1)	545	541
2018-1A, C 144A 3.030%, 1/17/23(1)	2,200	2,186
2018-2A, C 144A 3.690%, 3/15/23(1)	915	918
2018-3A, C 144A 3.710%, 6/15/23(1)	1,105	1,113
First Investors Auto Owner Trust
2016-2A, C 144A 2.530%, 7/15/22(1)	1,490	1,469
2017-2A, B 144A 2.650%, 11/15/22(1)	900	893
Flagship Credit Auto Trust
2014-2, D 144A 5.210%, 2/15/21(1)	905	910
2015-2, C 144A 4.080%, 12/15/21(1)	505	509
2016-1, A 144A 2.770%, 12/15/20(1)	75	75
2016-2, B 144A 3.840%, 9/15/22(1)	1,390	1,395
Foursight Capital Automobile Receivables Trust
2016-1, A2 144A 2.870%, 10/15/21(1)	312	311
2017-1, B 144A 3.050%, 12/15/22(1)	855	849
2018-1, C 144A 3.680%, 8/15/23(1)	910	912
GLS Auto Receivables Trust
2017-1A, C 144A 3.500%, 7/15/22(1)	560	556
2018-1A, A 144A 2.820%, 7/15/22(1)	637	634
2018-3A, C 144A 4.180%, 7/15/24(1)	1,340	1,349
GM Financial Consumer Automobile 2017-1A, B 144A 2.300%, 6/16/23(1)	915	904
Hertz Vehicle Financing II LP
2015-1A, A 144A 2.730%, 3/25/21(1)	735	729
2015-3A, A 144A 2.670%, 9/25/21(1)	925	912
2016-1A, A 144A 2.320%, 3/25/20(1)	750	748
2016-4A, A 144A 2.650%, 7/25/22(1)	1,120	1,096
Hyundai Auto Lease Securitization Trust 2018-A, A2A 144A 2.550%, 8/17/20(1)	924	922
Hyundai Auto Receivables Trust
2015-A, D 2.730%, 6/15/21	550	549
2015-C, B 2.150%, 11/15/21	1,500	1,492
See Notes to Schedule of Investments.

Newfleet Low Duration Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Automobiles—continued
OneMain Direct Auto Receivables Trust 2017-2A, C 144A 2.820%, 7/15/24(1)	$ 925	$ 916
Santander Drive Auto Receivables Trust
2014-4, D 3.100%, 11/16/20	719	719
2016-1, C 3.090%, 4/15/22	1,759	1,758
2016-2, B 2.080%, 2/16/21	148	148
2017-1, C 2.580%, 5/16/22	915	910
2018-2, C 3.350%, 7/17/23	920	921
Tesla Auto Lease Trust
2018-A, A 144A 2.320%, 12/20/19(1)	575	574
2018-B, B 144A 4.120%, 10/20/21(1)	925	929
Tricolor Auto Securitization Trust 2018-2A, B 144A 4.760%, 2/15/22(1)	910	918
Westlake Automobile Receivables Trust
2016-2A, C 144A 2.830%, 5/17/21(1)	582	581
2016-3A, B 144A 2.070%, 12/15/21(1)	286	286
2017-2A, C 144A 2.590%, 12/15/22(1)	910	903
2018-1A, C 144A 2.920%, 5/15/23(1)	1,733	1,717
2018-3A, C 144A 3.610%, 10/16/23(1)	1,100	1,101
		68,756

Home Equity Loans—0.1%
Asset Backed Funding Certificates 2005-AQ1, A6 4.780%, 1/25/35	33	34
Bayview Financial Acquisition Trust 2007-A, 1A2 6.205%, 5/28/37	121	123
Centex Home Equity Loan Trust
2002-A, AF6 5.540%, 1/25/32	40	41
2004-D, AF5 5.850%, 9/25/34	184	185
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2001-SB1, A2 3.375%, 8/25/31	80	78
		461

Other—8.7%
Aqua Finance Trust 2017-A, A 144A 3.720%, 11/15/35(1)	663	654
AXIS Equipment Finance Receivables IV LLC 2018-1A, A2 144A 3.240%, 12/20/23(1)	920	918
AXIS Equipment Finance Receivables VI LLC 2018-2A, A2 144A 3.890%, 7/20/22(1)	1,015	1,021
BRE Grand Islander Timeshare Issuer LLC 2017-1A, A 144A 2.940%, 5/25/29(1)	570	562
	Par Value	Value

Other—continued
BXG Receivables Note Trust
2012-A, A 144A 2.660%, 12/2/27(1)	$ 24	$ 24
2013-A, A 144A 3.010%, 12/4/28(1)	842	829
2015-A, A 144A 2.880%, 5/2/30(1)	225	222
CCG Receivables Trust 2018-1, A2 144A 2.500%, 6/16/25(1)	3,186	3,166
Conn’s Receivables Funding LLC 2018-A, B 144A 4.650%, 1/15/23(1)	925	925
Consumer Loan Underlying Bond Credit Trust 2018-P2, A 144A 3.470%, 10/15/25(1)	969	966
DB Master Finance LLC 2015-1A, A2II 144A 3.980%, 2/20/45(1)	881	893
Dell Equipment Finance Trust 2017-2, A3 144A 2.190%, 10/24/22(1)	830	824
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(1)	476	473
Foundation Finance Trust 2017-1A, A 144A 3.300%, 7/15/33(1)	1,163	1,155
Gold Key Resorts LLC 2014-A, A 144A 3.220%, 3/17/31(1)	163	162
GreatAmerica Leasing Receivables Funding LLC 2017-1, A4 144A 2.360%, 1/20/23(1)	905	898
Hilton Grand Vacations Trust
2013-A, A 144A 2.280%, 1/25/26(1)	310	309
2014-AA, A 144A 1.770%, 11/25/26(1)	102	100
2017-AA, A 144A 2.660%, 12/26/28(1)	536	530
2018-AA, A 144A 3.540%, 2/25/32(1)	1,038	1,042
Lendmark Funding Trust 2018-2A, A 144A 4.230%, 4/20/27(1)	1,095	1,114
Marlette Funding Trust
2018-1A, A 144A 2.610%, 3/15/28(1)	431	430
2018-3A, A 144A 3.200%, 9/15/28(1)	694	694
Marriott Vacation Club Owner Trust 2012-1A, A 144A 2.510%, 5/20/30(1)	128	127
MVW Owner Trust
2015-1A, B 144A 2.960%, 12/20/32(1)	173	170
2016-1A, A 144A 2.250%, 12/20/33(1)	837	816
2017-1A, A 144A 2.420%, 12/20/34(1)	781	766
OneMain Financial Issuance Trust
2015-1A, A 144A 3.190%, 3/18/26(1)	323	322
2018-1A, A 144A 3.300%, 3/14/29(1)	920	921
Oportun Funding IX LLC 2018-B, A 144A 3.910%, 7/8/24(1)	905	905
Orange Lake Timeshare Trust
2015-AA, A 144A 2.880%, 9/8/27(1)	183	179
See Notes to Schedule of Investments.

Newfleet Low Duration Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Other—continued
2018-A, A 144A 3.100%, 11/8/30(1)	$ 264	$ 263
Prosper Marketplace Issuance Trust
2018-1A, A 144A 3.110%, 6/17/24(1)	403	402
2018-2A, B 144A 3.960%, 10/15/24(1)	930	933
Sierra Timeshare Conduit Receivables Funding LLC 2017-1A, A 144A 2.910%, 3/20/34(1)	651	645
Sierra Timeshare Receivables Funding LLC
2014-2A, A 144A 2.050%, 6/20/31(1)(2)	26	26
2016-1A, A 144A 3.080%, 3/21/33(1)	199	198
2016-2A, A 144A 2.330%, 7/20/33(1)	256	249
2018-2A, A 144A 3.500%, 6/20/35(1)	708	715
SoFi Consumer Loan Program LLC
2016-3, A 144A 3.050%, 12/26/25(1)	697	695
2017-1, A 144A 3.280%, 1/26/26(1)	907	907
2017-5, A2 144A 2.780%, 9/25/26(1)	545	540
2017-6, A2 144A 2.820%, 11/25/26(1)	925	917
SoFi Consumer Loan Program Trust
2018-2, A2 144A 3.350%, 4/26/27(1)	920	919
2018-3, A1 144A 3.200%, 8/25/27(1)	263	263
Springleaf Funding Trust 2016-AA, A 144A 2.900%, 11/15/29(1)	1,065	1,058
TRIP Rail Master Funding LLC 2017-1A, A1 144A 2.709%, 8/15/47(1)	683	678
VSE VOI Mortgage LLC
2016-A, A 144A 2.540%, 7/20/33(1)	707	695
2017-A, A 144A 2.330%, 3/20/35(1)	647	632
Welk Resorts LLC
2013-AA, A 144A 3.100%, 3/15/29(1)	55	54
2015-AA, A 144A 2.790%, 6/16/31(1)	145	143
Westgate Resorts LLC 2016-1A, A 144A 3.500%, 12/20/28(1)	584	583
		33,632

Student Loan—1.1%
Commonbond Student Loan Trust 2017-AGS, A1 144A 2.550%, 5/25/41(1)	565	547
DRB Prime Student Loan Trust 2015-D, A3 144A 2.500%, 1/25/36(1)	107	107
Earnest Student Loan Program LLC 2017-A, A2 144A 2.650%, 1/25/41(1)	526	521
Navient Private Education Loan Trust 2017-A, A2A 144A 2.880%, 12/16/58(1)	920	900
	Par Value	Value

Student Loan—continued
SLM Private Education Loan Trust
2013-B, A2A 144A 1.850%, 6/17/30(1)	$ 358	$ 356
2013-C, A2A 144A 2.940%, 10/15/31(1)	83	83
2014-A, A2A 144A 2.590%, 1/15/26(1)	369	369
SoFi Professional Loan Program LLC
2014-B, A2 144A 2.550%, 8/27/29(1)	212	210
2015-A, A2 144A 2.420%, 3/25/30(1)	89	88
2016-A, A2 144A 2.760%, 12/26/36(1)	276	272
2017-B, A1FX 144A 1.830%, 5/25/40(1)	216	215
2017-C, A2A 144A 1.750%, 7/25/40(1)	365	362
		4,030

Total Asset-Backed Securities (Identified Cost $108,097)		107,790

Corporate Bonds and Notes—22.3%
Communication Services—1.8%
AT&T, Inc.
2.800%, 2/17/21	290	286
(3 month LIBOR + 0.890%) 3.504%, 2/15/23(2)	475	467
(3 month LIBOR + 1.180%) 3.956%, 6/12/24(2)	1,095	1,062
Axtel SAB de C.V. 144A 6.375%, 11/14/24(1)	550	522
Comcast Corp.
3.950%, 10/15/25	384	389
(3 month LIBOR + 0.440%) 3.237%, 10/1/21(2)	136	135
(3 month LIBOR + 0.630%) 3.038%, 4/15/24(2)	45	44
Crown Castle International Corp. 4.875%, 4/15/22	930	957
Discovery Communications LLC 3.300%, 5/15/22	920	901
Frontier Communications Corp. 7.625%, 4/15/24	525	270
Sprint Spectrum Co., LLC 144A 3.360%, 9/20/21(1)	619	611
Verizon Communications, Inc. (3 month LIBOR + 1.100%) 3.716%, 5/15/25(2)	1,456	1,412
		7,056

Consumer Discretionary—1.7%
Aptiv Corp. 4.150%, 3/15/24	735	736
Bunge Ltd. Finance Corp. 4.350%, 3/15/24	735	722
Daimler Finance North America LLC 144A 2.200%, 10/30/21(1)	1,195	1,152
General Motors Financial Co., Inc.
3.700%, 11/24/20	670	667
See Notes to Schedule of Investments.

Newfleet Low Duration Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
3.200%, 7/6/21	$ 975	$ 952
GLP Capital LP 5.250%, 6/1/25	640	635
Horton (D.R.), Inc. 4.750%, 2/15/23	895	907
Lennar Corp. 5.250%, 6/1/26	565	533
TRI Pointe Group, Inc. 5.875%, 6/15/24	175	156
		6,460

Consumer Staples—1.3%
BAT Capital Corp. 2.764%, 8/15/22	1,105	1,044
Campbell Soup Co.
3.300%, 3/15/21	225	224
3.650%, 3/15/23	555	541
Conagra Brands, Inc. 4.300%, 5/1/24	1,090	1,083
CVS Health Corp.
3.700%, 3/9/23	761	753
(3 month LIBOR + 0.720%) 3.487%, 3/9/21(2)	265	263
Kraft Heinz Foods Co. (The)
3.500%, 7/15/22	90	89
4.000%, 6/15/23	920	917
		4,914

Energy—1.7%
Anadarko Petroleum Corp. 4.850%, 3/15/21	422	432
Andeavor Logistics LP 3.500%, 12/1/22	1,000	968
Enbridge Energy Partners LP 4.375%, 10/15/20	90	91
Energy Transfer LP 4.250%, 3/15/23	315	303
Energy Transfer Partners LP 4.500%, 11/1/23	310	310
EP Energy LLC 144A 8.000%, 11/29/24(1)(4)	70	52
Kinder Morgan, Inc.
3.150%, 1/15/23	1,005	975
144A 5.625%, 11/15/23(1)	85	90
Petrobras Global Finance BV 5.299%, 1/27/25	750	716
Petroleos Mexicanos 4.875%, 1/24/22	650	633
Range Resources Corp. 5.000%, 3/15/23	510	449
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	1,240	1,304
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(1)	270	258
		6,581

Financials—7.6%
Ares Capital Corp. 3.500%, 2/10/23	740	703
Aviation Capital Group LLC 144A 3.875%, 5/1/23(1)	1,058	1,036
	Par Value	Value

Financials—continued
Banco de Credito e Inversiones 144A 3.500%, 10/12/27(1)	$ 755	$ 679
Bank of America Corp.
5.490%, 3/15/19	66	66
2.650%, 4/1/19	350	350
4.200%, 8/26/24	1,375	1,364
(3 month LIBOR + 0.770%) 3.352%, 2/5/26(2)	705	666
BBVA Banco Continental S.A. REGS 5.000%, 8/26/22(5)	520	528
Capital One N.A. 2.950%, 7/23/21	1,085	1,068
Citigroup, Inc. (3 month LIBOR + 1.250%) 4.047%, 7/1/26(2)	1,080	1,055
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(1)	935	935
First Tennessee Bank N.A. 2.950%, 12/1/19	250	248
FS KKR Capital Corp.
4.250%, 1/15/20	176	176
4.750%, 5/15/22	185	183
Goldman Sachs Group, Inc. (The)
2.350%, 11/15/21	350	337
3.000%, 4/26/22	900	872
4.250%, 10/21/25	320	307
(3 month LIBOR + 1.170%) 3.786%, 5/15/26(2)	900	864
(3 month LIBOR + 1.750%) 4.259%, 10/28/27(2)	2,015	1,936
Guanay Finance Ltd. 144A 6.000%, 12/15/20(1)	1,145	1,152
HSBC Holdings plc
2.950%, 5/25/21	860	848
(3 month LIBOR + 1.500%) 4.295%, 1/5/22(2)	476	481
Huntington Bancshares, Inc. 7.000%, 12/15/20	245	262
Industrial & Commercial Bank of China Ltd.
3.231%, 11/13/19	250	250
2.957%, 11/8/22	370	361
(3 month LIBOR + 0.750%) 3.341%, 11/8/20(2)	370	369
iStar, Inc. 5.250%, 9/15/22	380	355
JPMorgan Chase & Co. 2.250%, 1/23/20	540	535
KeyCorp 5.100%, 3/24/21	185	192
Lincoln National Corp.
4.200%, 3/15/22	470	478
(3 month LIBOR + 2.040%) 4.509%, 4/20/67(2)(6)	75	58
Metropolitan Life Global Funding I 144A 2.500%, 12/3/20(1)	650	642
Mizuho Financial Group, Inc. 2.273%, 9/13/21	565	547
Morgan Stanley
4.100%, 5/22/23	730	731
(3 month LIBOR + 0.930%) 3.399%, 7/22/22(2)	725	715
(3 month LIBOR + 1.400%) 3.887%, 10/24/23(2)	730	726
See Notes to Schedule of Investments.

Newfleet Low Duration Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Financials—continued
Navient Corp. 6.500%, 6/15/22	$ 753	$ 702
Santander Holdings USA, Inc.
4.450%, 12/3/21	932	948
3.700%, 3/28/22	735	722
SBA Tower Trust
144A 3.156%, 10/8/20(1)	750	742
144A 2.877%, 7/9/21(1)	800	785
144A 3.168%, 4/11/22(1)	730	717
Turkiye Is Bankasi AS 144A 5.500%, 4/21/22(1)	800	723
Turkiye Vakiflar Bankasi TAO 144A 5.625%, 5/30/22(1)	330	297
UBS Group Funding Switzerland AG 144A 2.650%, 2/1/22(1)	400	387
Wells Fargo & Co. (3 month LIBOR + 1.230%) 3.757%, 10/31/23(2)	1,280	1,276
		29,374

Health Care—2.9%
AbbVie, Inc.
2.300%, 5/14/21	495	483
3.375%, 11/14/21	99	99
3.200%, 11/6/22	45	44
2.850%, 5/14/23	495	477
Allergan Funding SCS
3.000%, 3/12/20	85	85
3.450%, 3/15/22	1,010	995
Anthem, Inc.
3.500%, 8/15/24	550	539
3.350%, 12/1/24	585	570
Bausch Health Cos., Inc. 144A 6.500%, 3/15/22(1)	105	106
Bayer US Finance II LLC 144A 3.875%, 12/15/23(1)	370	363
Becton Dickinson & Co.
2.894%, 6/6/22	322	312
3.363%, 6/6/24	192	184
(3 month LIBOR + 0.875%) 3.678%, 12/29/20(2)	303	300
Cardinal Health, Inc. 2.616%, 6/15/22	735	708
Cigna Corp.
144A 3.750%, 7/15/23(1)	459	457
144A 4.125%, 11/15/25(1)	38	38
144A 4.375%, 10/15/28(1)	78	78
(3 month LIBOR + 0.890%) 144A 3.326%, 7/15/23(1)(2)	388	382
Elanco Animal Health, Inc.
144A 3.912%, 8/27/21(1)	91	92
144A 4.272%, 8/28/23(1)	227	227
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(1)	95	96
HCA, Inc. 5.375%, 2/1/25	570	556
Shire Acquisitions Investments Ireland DAC 2.400%, 9/23/21	435	421
Takeda Pharmaceutical Co., Ltd. 144A 4.000%, 11/26/21(1)	895	907
Tenet Healthcare Corp. 4.625%, 7/15/24	550	511
	Par Value	Value

Health Care—continued
Zimmer Biomet Holdings, Inc.
3.150%, 4/1/22	$ 1,200	$ 1,173
(3 month LIBOR + 0.750%) 3.554%, 3/19/21(2)	1,100	1,090
		11,293

Industrials—1.5%
America West Airlines Pass-Through-Trust 2001-1, G 7.100%, 4/2/21	718	748
CNH Industrial N.V. 4.500%, 8/15/23	1,314	1,321
Masco Corp. 5.950%, 3/15/22	224	237
Owens Corning 4.200%, 12/15/22	920	914
Penske Truck Leasing Co., LP
144A 4.125%, 8/1/23(1)	895	893
REGS 2.500%, 6/15/19(5)	150	149
TransDigm, Inc. 6.500%, 7/15/24	395	384
United Air Lines, Inc. Pass-Through-Trust 2007-1, A 6.636%, 7/2/22	988	1,028
		5,674

Information Technology—0.6%
Broadcom Corp. 2.375%, 1/15/20	545	538
Dell International LLC 144A 5.450%, 6/15/23(1)	685	697
Hewlett Packard Enterprise Co.
3.500%, 10/5/21	235	236
(3 month LIBOR + 0.720%) 3.515%, 10/5/21(2)	145	144
VMware, Inc.
2.300%, 8/21/20	225	220
2.950%, 8/21/22	465	443
		2,278

Materials—1.4%
ArcelorMittal 6.125%, 6/1/25	775	811
DowDuPont, Inc.
3.766%, 11/15/20	146	147
(3 month LIBOR + 0.710%) 3.417%, 11/15/20(2)	243	243
FMG Resources August 2006 Pty Ltd. 144A 5.125%, 3/15/23(1)(4)	450	423
Glencore Funding LLC 144A 4.125%, 5/30/23(1)	900	884
GTL Trade Finance, Inc. 144A 5.893%, 4/29/24(1)	312	324
NOVA Chemicals Corp.
144A 4.875%, 6/1/24(1)	320	289
144A 5.000%, 5/1/25(1)	485	437
SABIC Capital II BV 144A 4.000%, 10/10/23(1)	300	299
Severstal OAO Via Steel Capital SA 144A 3.850%, 8/27/21(1)(7)	1,075	1,041
Syngenta Finance NV
144A 3.698%, 4/24/20(1)	365	362
See Notes to Schedule of Investments.

Newfleet Low Duration Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Materials—continued
144A 3.933%, 4/23/21(1)	$ 365	$ 360
		5,620

Real Estate—0.6%
Brixmor Operating Partnership LP 3.875%, 8/15/22	140	140
Corporate Office Properties LP 3.700%, 6/15/21	220	218
Healthcare Trust of America Holdings LP 2.950%, 7/1/22	920	894
Hospitality Properties Trust 4.650%, 3/15/24	430	429
Select Income REIT 4.150%, 2/1/22	580	574
Senior Housing Properties Trust 3.250%, 5/1/19	125	124
Ventas Realty LP 2.700%, 4/1/20	152	151
		2,530

Utilities—1.2%
American Electric Power Co., Inc. Series I 3.650%, 12/1/21	431	434
Exelon Corp.
2.850%, 6/15/20	805	799
3.497%, 6/1/22	571	558
PNM Resources, Inc. 3.250%, 3/9/21	810	804
PSEG Power LLC 3.850%, 6/1/23	297	297
Southern Co. (The) 2.950%, 7/1/23	920	889
TerraForm Power Operating LLC 144A 4.250%, 1/31/23(1)	735	685
		4,466

Total Corporate Bonds and Notes (Identified Cost $88,610)		86,246

Leveraged Loans(2)—5.0%
Aerospace—0.4%
American Airlines, Inc. Tranche B (1 month LIBOR + 2.000%) 4.522%, 4/28/23	647	614
TransDigm, Inc.
Tranche E (1 month LIBOR + 2.500%) 5.022%, 5/30/25	231	217
Tranche F (1 month LIBOR + 2.500%) 5.022%, 6/9/23	729	687
		1,518

Consumer Durables—0.2%
Fluidra, S.A. (1 month LIBOR + 2.250%) 4.772%, 7/2/25	723	698
Energy—0.0%
Paragon Offshore Finance Co. (3 month LIBOR + 2.750%) 0.000%, 7/16/21(8)(9)	1	—
	Par Value	Value

Financial—0.0%
FinCo I LLC 2018 (1 month LIBOR + 2.000%) 4.522%, 12/27/22	$ 217	$ 210
Food / Tobacco—0.2%
Aramark Intermediate HoldCo Corp.
Tranche B-2 (1 month LIBOR + 1.750%) 4.272%, 3/28/24	288	279
Tranche B-3 (1 month LIBOR + 1.750%) 4.272%, 3/11/25	345	334
		613

Food and Drug—0.1%
Albertson’s LLC
Tranche B-5 (3 month LIBOR + 3.000%) 5.822%, 12/21/22	327	314
Tranche B-7 (1 month LIBOR + 3.000%) 5.522%, 11/17/25	183	173
		487

Gaming / Leisure—0.9%
Boyd Gaming Corp. Tranche B (weekly LIBOR + 2.250%) 4.666%, 9/15/23	761	732
CityCenter Holdings LLC Tranche B (1 month LIBOR + 2.250%) 4.772%, 4/18/24	613	579
Eldorado Resorts, Inc. (2 month LIBOR + 2.000%) 4.500%, 4/17/24	485	463
GVC Holdings plc Tranche B-2 (1 month LIBOR + 2.500%) 5.022%, 3/29/24	471	457
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 4.256%, 10/25/23	578	556
Scientific Games International, Inc. Tranche B-5 (2 month LIBOR + 2.750%) 5.250%, 8/14/24	20	18
Station Casinos LLC Tranche B (1 month LIBOR + 2.500%) 5.030%, 6/8/23	357	342
Wyndham Hotels & Resorts, Inc. Tranche B (1 month LIBOR + 1.750%) 0.000%, 5/30/25(10)	519	498
		3,645

Healthcare—1.1%
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 5.129%, 11/27/25	203	192
(1 month LIBOR + 3.000%) 5.379%, 6/2/25	465	443
Community Health Systems, Inc. Tranche H (3 month LIBOR + 3.250%) 5.957%, 1/27/21	380	365
Endo Luxembourg Finance Co. S.a.r.l. (1 month LIBOR + 4.250%) 6.813%, 4/29/24	507	479
HCA, Inc. Tranche B-11 (1 month LIBOR + 1.750%) 4.272%, 3/17/23	1,793	1,747
See Notes to Schedule of Investments.

Newfleet Low Duration Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Healthcare—continued
Iqvia, Inc. Tranche B-3 (1 month LIBOR + 1.750%) 4.272%, 6/11/25	$ 716	$ 690
Syneos Health, Inc. Tranche B (1 month LIBOR + 2.000%) 4.522%, 8/1/24	229	220
		4,136

Information Technology—0.1%
Science Applications International Corp. Tranche B (1 month LIBOR + 1.750%) 4.272%, 10/31/25	110	105
SS&C Technologies Holdings, Inc.
Tranche B-3 (1 month LIBOR + 2.250%) 4.772%, 4/16/25	237	223
Tranche B-4 (1 month LIBOR + 2.250%) 4.772%, 4/16/25	90	85
		413

Media / Telecom - Cable/Wireless Video—0.6%
Charter Communications Operating LLC Tranche B (1 month LIBOR + 2.000%) 4.530%, 4/30/25	1,099	1,051
CSC Holdings LLC (3 month LIBOR + 2.250%) 4.745%, 1/15/26	745	704
Telenet Financing USD LLC (1 month LIBOR + 2.250%) 4.705%, 8/15/26	660	627
		2,382

Media / Telecom - Diversified Media—0.1%
Crown Finance US, Inc. (1 month LIBOR + 2.500%) 5.022%, 2/28/25	377	356
Media / Telecom - Telecommunications—0.3%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 5.272%, 1/31/25	657	612
Level 3 Financing, Inc. Tranche B (1 month LIBOR + 2.250%) 4.754%, 2/22/24	548	519
		1,131

Media / Telecom - Wireless Communications—0.1%
SBA Senior Finance II LLC (1 month LIBOR + 2.000%) 4.530%, 4/11/25	403	386
Service—0.6%
First Data Corp. Tranche A (1 month LIBOR + 2.000%) 4.504%, 4/26/24	920	877
Frontdoor, Inc. (1 month LIBOR + 2.500%) 5.063%, 8/16/25	543	522
Trans Union LLC Tranche B-4 (1 month LIBOR + 2.000%) 4.522%, 6/19/25	797	767
		2,166

Utility—0.3%
Calpine Corp. (3 month LIBOR + 2.500%) 5.310%, 5/31/23	658	624
	Par Value	Value

Utility—continued
Vistra Operations Co., LLC
(1 month LIBOR + 2.000%) 4.522%, 8/4/23	$ 230	$ 221
(1 month LIBOR + 2.000%) 4.473%, 12/31/25	408	391
		1,236

Total Leveraged Loans (Identified Cost $20,254)		19,377

	Shares
Preferred Stocks—0.9%
Financials—0.9%
Bank of New York Mellon Corp. (The) Series E, 4.950%	390 (11)	380
Citigroup, Inc. Series T, 6.250% Series T, 6.250%	1,020 (11)	977
Huntington Bancshares, Inc. Series E, 5.700%	560 (11)	497
JPMorgan Chase & Co. Series Z, 5.300%	1,155 (11)	1,141
Wells Fargo & Co. Series K, 6.558%	325 (11)	323
		3,318

Total Preferred Stocks (Identified Cost $3,519)		3,318

Total Long-Term Investments—97.3% (Identified Cost $381,367)		376,479

Short-Term Investment—1.0%
Money Market Mutual Fund—1.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.292%)(12)	3,795,590	3,796
Total Short-Term Investment (Identified Cost $3,796)		3,796

Securities Lending Collateral—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.292%)(12)(13)	483,630	484
Total Securities Lending Collateral (Identified Cost $483)		484

TOTAL INVESTMENTS—98.4% (Identified Cost $385,646)		380,759
Other assets and liabilities, net—1.6%		6,160
NET ASSETS—100.0%		$386,919

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
P.O.	Principal Only Security
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

See Notes to Schedule of Investments.

Newfleet Low Duration Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities amounted to a value of $210,902 or 54.5% of net assets.
(2)	Variable rate security. Rate disclosed is as of December 31, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	All or a portion of security is on loan.
(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(6)	Interest payments may be deferred.
(7)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(9)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(10)	This loan will settle after December 31, 2018, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(11)	Value shown as par value.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(13)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United States	95%
Netherlands	1
Luxembourg	1
Chile	1
Japan	1
United Kingdom	1
Total	100%
† % of total investments as of December 31, 2018.
See Notes to Schedule of Investments.

Newfleet Low Duration Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):
	Total Value at December 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$107,790	$ —	$107,790	$ —
Corporate Bonds and Notes	86,246	—	86,246	—
Foreign Government Securities	1,962	—	1,962	—
Leveraged Loans	19,377	—	19,377	— *
Mortgage-Backed Securities	119,201	—	118,426	775
Municipal Bond	191	—	191	—
U.S. Government Security	38,394	—	38,394	—
Equity Securities:
Preferred Stocks	3,318	—	3,318	—
Securities Lending Collateral	484	484	—	—
Short-Term Investment	3,796	3,796	—	—
Total Investments	$380,759	$4,280	$375,704	$775

*	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended December 31, 2018.
See Notes to Schedule of Investments.

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2018
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—0.8%
U.S. Treasury Note
1.375%, 4/30/20	$ 700	$ 689
2.375%, 1/31/23	1,400	1,394
Total U.S. Government Securities (Identified Cost $2,061)		2,083

Municipal Bonds—0.2%
Michigan—0.1%
Tobacco Settlement Finance Authority Revenue Taxable Series A 7.309%, 6/1/34	135	132
Virginia—0.1%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	315	297
Total Municipal Bonds (Identified Cost $448)		429

Foreign Government Securities—9.0%
Argentine Republic
6.875%, 1/26/27	870	663
Series NY 8.280%, 12/31/33	324	253
Bolivarian Republic of Venezuela
9.375%, 1/13/34(1)	920	254
REGS 7.650%, 4/21/25(1)(2)	1,500	341
Dominican Republic
144A 6.875%, 1/29/26(3)	180	189
144A 6.000%, 7/19/28(3)	795	793
Federal Republic of Nigeria 144A 6.500%, 11/28/27(3)	735	649
Federative Republic of Brazil, Notas do Tesouro Nacional
Series F 10.000%, 1/1/23	2,480 BRL	670
Series F 10.000%, 1/1/25	1,355 BRL	365
Kingdom of Jordan 144A 5.750%, 1/31/27(3)(4)	1,075	986
Kingdom of Morocco 144A 5.500%, 12/11/42(3)	800	817
Provincia de Buenos Aires 144A 7.875%, 6/15/27(3)	1,180	850
Republic of Angola 144A 9.375%, 5/8/48(3)	330	309
Republic of Chile 5.500%, 8/5/20	474,000 CLP	702
Republic of Colombia 4.375%, 3/21/23	3,746,000 COP	1,091
Republic of Costa Rica
144A 4.375%, 4/30/25(3)	395	334
144A 7.000%, 4/4/44(3)	200	170
Republic of Ecuador 144A 8.875%, 10/23/27(3)	920	791
	Par Value	Value

Republic of Indonesia 144A 8.500%, 10/12/35(3)	$ 1,635	$ 2,199
Republic of Ivory Coast 144A 6.375%, 3/3/28(3)	730	657
Republic of Philippines 9.500%, 2/2/30	1,100	1,618
Republic of South Africa
5.650%, 9/27/47	510	453
Series 2023 7.750%, 2/28/23	10,500 ZAR	721
Republic of Turkey
4.875%, 10/9/26	1,195	1,058
6.000%, 3/25/27	685	644
Russian Federation Series 6216 6.700%, 5/15/19	83,030 RUB	1,190
Sultanate of Oman
144A 5.375%, 3/8/27(3)	1,135	992
144A 5.625%, 1/17/28(3)	365	321
Ukraine
144A 7.750%, 9/1/23(3)	525	472
144A 7.750%, 9/1/26(3)	1,190	1,013
United Mexican States
4.150%, 3/28/27	460	445
Series M 6.500%, 6/9/22	16,410 MXN	784
Total Foreign Government Securities (Identified Cost $27,114)		22,794

Mortgage-Backed Securities—14.6%
Agency—1.2%
Federal National Mortgage Association
Pool #AX2491 4.000%, 10/1/44	805	822
Pool #MA3088 4.000%, 8/1/47	2,266	2,312
		3,134

Non-Agency—13.4%
Agate Bay Mortgage Trust 2016-3, A5 144A 3.500%, 8/25/46(3)(5)	597	594
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(3)	915	958
2015-SFR2, C 144A 4.691%, 10/17/45(3)	1,011	1,047
2015-SFR1, A 144A 3.467%, 4/17/52(3)	653	649
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates, 2003-AR3, M4 (1 month LIBOR - 5.850%) 3.596%, 6/25/33(5)	969	958
Angel Oak Mortgage Trust I LLC 2018-2, A1 144A 3.674%, 7/27/48(3)(5)	293	292
Banc of America Funding Trust
2004-D, 5A1 4.282%, 1/25/35(5)	585	581
See Notes to Schedule of Investments.

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2005-1, 1A1 5.500%, 2/25/35	$ 289	$ 285
2006-2, 3A1 6.000%, 3/25/36	144	142
Bank of America (Countrywide) Asset-Backed Certificates 2005-1, AF5A 4.951%, 7/25/35(5)	610	624
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust
2004-22CB, 1A1 6.000%, 10/25/34	271	280
2004-24CB, 1A1 6.000%, 11/25/34	62	62
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(3)	625	634
2017-SPL5, B1 144A 4.000%, 6/28/57(3)(5)	700	702
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(3)(5)	445	452
Caesars Palace Las Vegas Trust 2017-VICI, C 144A 4.138%, 10/15/34(3)	630	633
Cascade Funding Mortgage Trust 2018-RM2, A 144A 4.000%, 10/25/68(3)(5)	158	158
Citigroup Mortgage Loan Trust, Inc. 2015-A, A1 144A 3.500%, 6/25/58(3)(5)	307	306
Colony Starwood Homes Trust 2016-2A, C (1 month LIBOR + 2.150%) 144A 4.605%, 12/17/33(3)(5)	571	572
COLT Mortgage Loan Trust Funding LLC
2017-1, A3 144A 3.074%, 5/27/47(3)(5)	259	257
2018-1, A1 144A 2.930%, 2/25/48(3)(5)	438	433
Credit Suisse Mortgage Capital Trust 2014-IVR2, A2 144A 3.753%, 4/25/44(3)(5)	246	243
Deephaven Residential Mortgage Trust
2017-1A, A2 144A 2.928%, 12/26/46(3)(5)	186	184
2017-2A, A2 144A 2.606%, 6/25/47(3)(5)	143	141
GAHR Commercial Mortgage Trust 2015-NRF, CFX 144A 3.382%, 12/15/34(3)(5)	600	595
Galton Funding Mortgage Trust 2018-1, A23 144A 3.500%, 11/25/57(3)(5)	499	492
GSAA Home Equity Trust 2005-12, AF3W 4.999%, 9/25/35(5)	207	207
Homeward Opportunities Fund I Trust 2018-1, A1 144A 3.766%, 6/25/48(3)(5)	565	564
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A 3.500%, 6/25/29(3)(5)	196	196
2014-5, B2 144A 2.985%, 10/25/29(3)(5)	325	309
2016-1, M2 144A 3.750%, 4/25/45(3)(5)	588	589
2016-2, M2 144A 3.750%, 12/25/45(3)(5)	746	746
	Par Value	Value

Non-Agency—continued
2017-4, A3 144A 3.500%, 11/25/48(3)(5)	$ 426	$ 418
2018-8, A3 144A 4.000%, 1/25/49(3)(5)	597	599
MASTR Alternative Loan Trust
2005-5, 2A3 5.500%, 7/25/25	520	519
2005-2, 2A1 6.000%, 1/25/35	331	338
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(3)	148	150
MetLife Securitization Trust 2017-1A, M1 144A 3.693%, 4/25/55(3)(5)	425	425
New Residential Mortgage Loan Trust
2018-4A, A1S (1 month LIBOR + 0.750%) 144A 3.256%, 1/25/48(3)(5)	875	871
2017-2A, A3 144A 4.000%, 3/25/57(3)(5)	338	341
2018-1A, A1A 144A 4.000%, 12/25/57(3)(5)	514	517
Oak Hill Advisors Residential Loan Trust 2017-NPL2, A1 144A 3.000%, 7/25/57(3)	561	549
OBX Trust 2018-EXP2, 1A1 144A 4.000%, 11/25/48(3)(5)	697	696
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(3)	795	798
Pretium Mortgage Credit Partners I LLC 2017-NPL5, A1 144A 3.327%, 12/30/32(3)(5)	260	257
Progress Residential Trust
2017-SFR1, B 144A 3.017%, 8/17/34(3)	385	377
2018-SFR1, B 144A 3.484%, 3/17/35(3)	725	711
2018-SFR2, B 144A 3.841%, 8/17/35(3)	1,380	1,373
RCO Mortgage LLC 2017-1, A1 144A 3.375%, 8/25/22(3)	541	538
Residential Asset Securitization Trust 2005-A1, A3 5.500%, 4/25/35	490	499
RETL 2018-RVP, C (1 month LIBOR + 2.050%) 144A 4.505%, 3/15/33(3)(5)	139	139
Sequoia Mortgage Trust 2013-8, B1 3.529%, 6/25/43(5)	691	679
Towd Point Mortgage Trust
2015-1, A2 144A 3.250%, 10/25/53(3)(5)	555	551
2016-1, M1 144A 3.500%, 2/25/55(3)(5)	380	376
2015-6, M1 144A 3.750%, 4/25/55(3)(5)	760	759
2015-5, A2 144A 3.500%, 5/25/55(3)(5)	690	688
2017-1, M1 144A 3.750%, 10/25/56(3)(5)	450	442
2018-SJ1, A1 144A 4.000%, 10/25/58(3)(5)	410	410
2015-2, 1M1 144A 3.250%, 11/25/60(3)(5)	1,920	1,873
Tricon American Homes Trust 2017-SFR1, A 144A 2.716%, 9/17/34(3)	185	179
See Notes to Schedule of Investments.

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Vericrest Opportunity Loan Trust LXIX LLC 2018-NPL5, A1A 144A 4.213%, 8/25/48(3)	$ 895	$ 896
Vericrest Opportunity Loan Trust LXXI LLC 2018-NPL7, A1A 144A 3.967%, 9/25/48(3)(5)	500	498
Verus Securitization Trust 2018-1, A1 144A 2.929%, 2/25/48(3)(5)	512	507
VSD 2017-PLT1, A 3.600%, 12/25/43	78	78
Wells Fargo Commercial Mortgage Trust 2015-LC20, B 3.719%, 4/15/50	875	847
		33,783

Total Mortgage-Backed Securities (Identified Cost $37,124)		36,917

Asset-Backed Securities—7.3%
Automobiles—4.6%
ACC Trust 2018-1, B 144A 4.820%, 5/20/21(3)	685	687
American Credit Acceptance Receivables Trust
2018-1, C 144A 3.550%, 4/10/24(3)	1,105	1,106
2018-4, C 144A 3.970%, 1/13/25(3)	790	793
CarNow Auto Receivables Trust 2016-1A, D 144A 7.340%, 11/15/21(3)	745	753
DT Auto Owner Trust 2017-2A, D 144A 3.890%, 1/15/23(3)	1,180	1,184
Exeter Automobile Receivables Trust 2018-4A, D 144A 4.350%, 9/16/24(3)	865	876
Flagship Credit Auto Trust 2015-1, D 144A 5.260%, 7/15/21(3)	885	897
GLS Auto Receivables Trust
2017-1A, B 144A 2.980%, 12/15/21(3)	1,180	1,176
2017-1A, C 144A 3.500%, 7/15/22(3)	1,180	1,172
2018-1A, B 144A 3.520%, 8/15/23(3)	1,155	1,152
Skopos Auto Receivables Trust 2018-1A, B 144A 3.930%, 5/16/22(3)	1,015	1,013
Veros Automobile Receivables Trust 2018-1, B 144A 4.050%, 2/15/24(3)	720	724
		11,533

Other—2.7%
Aqua Finance Trust 2017-A, A 144A 3.720%, 11/15/35(3)	851	838
Arby’s Funding LLC 2015-1A, A2 144A 4.969%, 10/30/45(3)	912	930
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(3)	930	899
Drug Royalty III LP 1 2016-1A, A 144A 3.979%, 4/15/27(3)	489	489
HOA Funding LLC 2014-1A, A2 144A 4.846%, 8/20/44(3)	1,011	1,007
Prosper Marketplace Issuance Trust 2017-1A, B 144A 3.650%, 6/15/23(3)	601	601
	Par Value	Value

Other—continued
Regional Management Issuance Trust 2018-2, A 144A 4.560%, 1/18/28(3)	$ 655	$ 659
TGIF Funding LLC 2017-1A, A2 144A 6.202%, 4/30/47(3)	805	804
Upstart Securitization Trust 2018-1, B 144A 3.887%, 8/20/25(3)	730	728
		6,955

Total Asset-Backed Securities (Identified Cost $18,472)		18,488

Corporate Bonds and Notes—44.1%
Communication Services—4.5%
Altice Luxembourg S.A. 144A 7.625%, 2/15/25(3)	515	385
America Movil SAB de C.V. 6.450%, 12/5/22	50	225
AT&T, Inc.
5.250%, 3/1/37	155	152
4.800%, 6/15/44	580	520
5.650%, 2/15/47	300	300
(3 month LIBOR + 1.180%) 3.956%, 6/12/24(5)	630	611
Charter Communications Operating LLC
4.500%, 2/1/24	495	494
4.908%, 7/23/25	860	855
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(3)	763	630
Clear Channel Worldwide Holdings, Inc.
Series A 7.625%, 3/15/20	220	216
Series B 7.625%, 3/15/20	577	563
Comcast Corp.
3.950%, 10/15/25	403	408
4.150%, 10/15/28	194	197
CSC Holdings LLC 144A 7.500%, 4/1/28(3)	660	658
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	430	290
Digicel Ltd. 144A 6.750%, 3/1/23(3)	570	451
Discovery Communications LLC 3.950%, 3/20/28	900	835
DISH DBS Corp.
5.875%, 7/15/22	430	396
7.750%, 7/1/26	440	364
Frontier Communications Corp.
8.500%, 4/15/20	254	225
7.625%, 4/15/24	725	373
144A 8.500%, 4/1/26(3)	245	214
iHeartCommunications, Inc. 9.000%, 12/15/19(1)	465	312
McGraw-Hill Global Education Holdings LLC Senior Unsecured Notes 144A 7.875%, 5/15/24(3)	513	400
Meredith Corp. 144A 6.875%, 2/1/26(3)	436	426
See Notes to Schedule of Investments.

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Communication Services—continued
Sprint Spectrum Co. LLC 144A 5.152%, 3/20/28(3)	$ 995	$ 978
		11,478

Consumer Discretionary—4.7%
Beazer Homes USA, Inc.
6.750%, 3/15/25	223	192
5.875%, 10/15/27	586	463
Boyd Gaming Corp. 6.000%, 8/15/26	170	159
Bunge Ltd. Finance Corp. 4.350%, 3/15/24	775	761
Caesars Resort Collection LLC 144A 5.250%, 10/15/25(3)	363	312
Dollar Tree, Inc. 4.000%, 5/15/25	515	495
Downstream Development Authority of The Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(3)	301	296
Eldorado Resorts, Inc. 144A 6.000%, 9/15/26(3)	214	202
frontdoor, Inc. 144A 6.750%, 8/15/26(3)	505	480
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)	506	514
GLP Capital LP 5.250%, 6/1/25	600	596
Graham Holdings Co. 144A 5.750%, 6/1/26(3)	793	795
Hilton Domestic Operating Co., Inc. 144A 5.125%, 5/1/26(3)	691	663
Lear Corp. 3.800%, 9/15/27	1,105	1,010
Lennar Corp. 4.750%, 11/29/27	670	605
M/I Homes, Inc. 5.625%, 8/1/25	560	512
MGM Resorts International 5.750%, 6/15/25	680	656
Neiman Marcus Group Ltd. 144A 8.000%, 10/15/21(3)	516	213
Scientific Games International, Inc. 6.625%, 5/15/21	383	363
Tenneco, Inc. 5.000%, 7/15/26	785	604
Vista Outdoor, Inc. 5.875%, 10/1/23	616	561
Weekley Homes LLC 6.625%, 8/15/25	685	628
William Lyon Homes, Inc. 6.000%, 9/1/23	821	739
		11,819

Consumer Staples—1.4%
Albertsons’s Cos LLC 5.750%, 3/15/25	315	276
BAT Capital Corp. 3.557%, 8/15/27	1,125	999
CVS Health Corp. 4.300%, 3/25/28	1,065	1,043
	Par Value	Value

Consumer Staples—continued
Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(3)	$ 719	$ 552
Sigma Finance Netherlands BV 144A 4.875%, 3/27/28(3)	800	761
		3,631

Energy—8.0%
Afren plc 144A 11.500%, 2/1/16(1)(3)(6)	463	— (7)
Alta Mesa Holdings LP 7.875%, 12/15/24	335	208
Blue Racer Midstream LLC 144A 6.625%, 7/15/26(3)	750	698
Bristow Group, Inc. 144A 8.750%, 3/1/23(3)(4)	288	206
Callon Petroleum Co. 6.125%, 10/1/24	619	576
CGG SA PIK Interest Capitalization 144A 6.646%, 2/21/24(3)	232	253
Cheniere Corpus Christi Holdings LLC 7.000%, 6/30/24	515	543
Cheniere Energy Partners LP 144A 5.625%, 10/1/26(3)	332	311
Chesapeake Energy Corp. 8.000%, 6/15/27	623	523
Citgo Holding, Inc. 144A 10.750%, 2/15/20(3)	494	504
Continental Resources, Inc. 4.500%, 4/15/23	700	689
Denbury Resources, Inc.
144A 9.250%, 3/31/22(3)	511	471
144A 7.500%, 2/15/24(3)	327	263
Encana Corp. 8.125%, 9/15/30	330	416
Energy Transfer LP 5.875%, 1/15/24	630	643
EP Energy LLC
144A 9.375%, 5/1/24(3)	275	122
144A 8.000%, 11/29/24(3)(4)	387	288
144A 7.750%, 5/15/26(3)	405	359
Geopark Ltd. 144A 6.500%, 9/21/24(3)	760	703
HollyFrontier Corp. 5.875%, 4/1/26	900	910
Jagged Peak Energy LLC 144A 5.875%, 5/1/26(3)	709	659
KazMunayGas National Co. JSC 144A 4.750%, 4/19/27(3)	1,165	1,133
Kinder Morgan, Inc. 7.750%, 1/15/32	1,115	1,338
MPLX LP 4.000%, 3/15/28	422	396
Nabors Industries, Inc.
5.500%, 1/15/23(4)	620	492
5.750%, 2/1/25	153	116
Odebrecht Offshore Drilling Finance Ltd. PIK Interest Capitalization 144A 7.720%, 12/1/26(3)	823	214
Odebrecht Oil & Gas Finance Ltd. 144A 0.000%, (3)(6)(8)	124	1
Petrobras Global Finance B.V. 7.375%, 1/17/27	1,957	2,011
See Notes to Schedule of Investments.

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Energy—continued
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(3)	$ 1,580	$ 238
Petroleos Mexicanos
4.875%, 1/24/22	375	365
6.500%, 3/13/27	395	371
6.375%, 1/23/45	610	491
PTTEP Treasury Center Co., Ltd. 144A 4.875%, (3)(8)	315	313
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	320	306
Sanchez Energy Corp. 144A 7.250%, 2/15/23(3)(4)	375	306
Sinopec Group Overseas Development 2017 Ltd. 144A 3.625%, 4/12/27(3)	500	480
State Oil Co. of the Azerbaijan Republic REGS 6.950%, 3/18/30(2)	855	917
Targa Resources Partners LP 144A 5.875%, 4/15/26(3)	713	693
Transocean, Inc. 144A 9.000%, 7/15/23(3)	301	300
Vine Oil & Gas LP 144A 8.750%, 4/15/23(3)	573	453
Weatherford International Ltd. 9.875%, 2/15/24	185	114
		20,393

Financials—11.3%
Acrisure LLC 144A 7.000%, 11/15/25(3)	780	665
AerCap Ireland Capital DAC 3.650%, 7/21/27	975	845
Allstate Corp. (The) Series B 5.750%, 8/15/53(9)	845	824
Athene Holding Ltd. 4.125%, 1/12/28	935	850
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	725	701
Aviation Capital Group LLC 144A 3.500%, 11/1/27(3)	1,005	908
Banco Bilbao Vizcaya Argentaria Bancomer S.A.
144A 6.500%, 3/10/21(3)	425	441
144A 5.125%, 1/18/33(3)	890	772
Banco de Bogota S.A. 144A 6.250%, 5/12/26(3)	530	536
Bank of America Corp. 4.200%, 8/26/24	877	870
Bank of China Ltd. 144A 5.000%, 11/13/24(3)	875	902
Bank of Montreal 3.803%, 12/15/32	529	490
Brighthouse Financial, Inc. 3.700%, 6/22/27	1,155	976
BrightSphere Investment Group plc 4.800%, 7/27/26	785	756
Capital One Financial Corp. 3.750%, 7/28/26	1,030	944
Development Bank of Kazakhstan JSC 144A 8.950%, 5/4/23(3)	160,000	360
Discover Bank 4.682%, 8/9/28	865	846
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	645	645
	Par Value	Value

Financials—continued
E*TRADE Financial Corp. 4.500%, 6/20/28	$ 820	$ 809
Fairfax Financial Holdings Ltd. 144A 4.850%, 4/17/28(3)	1,000	961
FS KKR Capital Corp.
4.250%, 1/15/20	308	308
4.750%, 5/15/22	200	198
Goldman Sachs Group, Inc. (The) (3 month LIBOR + 1.170%) 3.786%, 5/15/26(5)	845	811
Grupo de Inversiones Suramericana S.A. 144A 5.500%, 4/29/26(3)	725	725
ING Groep N.V. 6.000%, (8)(9)	665	646
Jefferies Financial Group, Inc. 5.500%, 10/18/23	305	311
Jefferies Group LLC 4.850%, 1/15/27	360	344
Lincoln National Corp. (3 month LIBOR + 2.040%) 4.509%, 4/20/67(5)(9)	300	234
Morgan Stanley 3.125%, 7/27/26	850	785
Navient Corp. 6.750%, 6/25/25	506	431
Prudential Financial, Inc. 5.875%, 9/15/42	485	490
Santander Holdings USA, Inc.
4.450%, 12/3/21	252	256
4.400%, 7/13/27	700	663
Sberbank of Russia 144A 5.500%, 2/26/24(3)(10)	450	450
Springleaf Finance Corp. 7.125%, 3/15/26	365	326
Synchrony Financial 3.950%, 12/1/27	1,280	1,079
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)	740	750
Tempo Acquisition LLC 144A 6.750%, 6/1/25(3)	723	669
Toronto-Dominion Bank (The) 3.625%, 9/15/31	910	860
Turkiye Vakiflar Bankasi TAO 144A 5.625%, 5/30/22(3)	510	459
Voya Financial, Inc. 5.650%, 5/15/53	615	578
Wells Fargo & Co. Series S 5.900%,	2,210	2,106
		28,580

Health Care—3.0%
Advanz Pharma Corp. 8.000%, 9/6/24(4)	104	98
Anthem, Inc. 3.650%, 12/1/27	265	253
Avantor, Inc.
144A 6.000%, 10/1/24(3)	302	297
144A 9.000%, 10/1/25(3)	568	568
Bausch Health Cos., Inc.
144A 6.500%, 3/15/22(3)	60	60
144A 7.000%, 3/15/24(3)	65	66
144A 6.125%, 4/15/25(3)	285	249
See Notes to Schedule of Investments.

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Health Care—continued
144A 5.500%, 11/1/25(3)	$ 731	$ 682
Centene Corp. 144A 5.375%, 6/1/26(3)	209	203
Cigna Corp.
144A 4.125%, 11/15/25(3)	655	654
144A 4.375%, 10/15/28(3)	66	66
DJO Finco, Inc. 144A 8.125%, 6/15/21(3)	253	261
Eagle Holding Co. II, LLC PIK Interest Capitalization, 144A 7.625%, 5/15/22(3)(11)	331	316
HCA, Inc.
5.375%, 2/1/25	319	311
5.625%, 9/1/28	397	383
MPH Acquisition Holdings LLC 144A 7.125%, 6/1/24(3)	266	248
Ortho-Clinical Diagnostics, Inc. 144A 6.625%, 5/15/22(3)	305	275
Surgery Center Holdings, Inc.
144A 8.875%, 4/15/21(3)	415	414
144A 6.750%, 7/1/25(3)(4)	135	115
Takeda Pharmaceutical Co., Ltd 144A 4.400%, 11/26/23(3)	795	804
Tenet Healthcare Corp.
8.125%, 4/1/22	155	155
7.000%, 8/1/25(4)	567	524
Valeant Pharmaceuticals International 144A 9.250%, 4/1/26(3)	190	190
West Street Merger Sub, Inc. 144A 6.375%, 9/1/25(3)	402	356
		7,548

Industrials—3.3%
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(3)	1,090	981
CNH Industrial N.V. 4.500%, 8/15/23	708	711
DP World Ltd. 144A 6.850%, 7/2/37(3)	400	445
Garda World Security Corp. 144A 8.750%, 5/15/25(3)	726	661
Hillman Group, Inc. (The) 144A 6.375%, 7/15/22(3)	540	437
Hulk Finance Corp. 144A 7.000%, 6/1/26(3)	635	554
New Enterprise Stone & Lime Co., Inc. 144A 10.125%, 4/1/22(3)	319	311
Oshkosh Corp. 4.600%, 5/15/28	1,102	1,084
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(3)	433	370
Topaz Marine S.A. 144A 9.125%, 7/26/22(3)	465	466
TransDigm, Inc.
6.500%, 7/15/24	460	447
6.500%, 5/15/25	200	191
United Air Lines, Inc. Pass-Through-Trust 2007-1, A 6.636%, 7/2/22	709	738
	Par Value	Value

Industrials—continued
US Airways, Inc. Pass-Through Trust 2012-1, B 8.000%, 10/1/19	$ 836	$ 863
		8,259

Information Technology—1.3%
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(3)	83	76
Citrix Systems, Inc. 4.500%, 12/1/27	855	818
Dell International LLC
144A 5.450%, 6/15/23(3)	150	153
144A 8.100%, 7/15/36(3)	295	318
Everi Payments, Inc. 144A 7.500%, 12/15/25(3)	185	175
Exela Intermediate LLC 144A 10.000%, 7/15/23(3)	492	470
Radiate Holdco LLC
144A 6.875%, 2/15/23(3)	150	136
144A 6.625%, 2/15/25(3)	650	562
VMware, Inc. 3.900%, 8/21/27	636	564
		3,272

Materials—3.9%
Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)(4)	1,110	1,109
Anglo American Capital plc 144A 4.000%, 9/11/27(3)	930	840
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(3)(9)	1,015	1,056
Equate Petrochemical BV 144A 4.250%, 11/3/26(3)	765	740
Glencore Funding LLC 144A 4.000%, 3/27/27(3)	950	866
Hexion, Inc. 6.625%, 4/15/20	455	363
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(3)(4)	335	296
James Hardie International Finance DAC 144A 5.000%, 1/15/28(3)	740	633
Kraton Polymers LLC 144A 7.000%, 4/15/25(3)	255	235
NOVA Chemicals Corp.
144A 4.875%, 6/1/24(3)	240	217
144A 5.000%, 5/1/25(3)	534	481
Reynolds Group Issuer, Inc. 144A 7.000%, 7/15/24(3)	630	600
Rusal Capital Designated Activity Co. 144A 5.125%, 2/2/22(3)	930	697
SABIC Capital II BV 144A 4.500%, 10/10/28(3)	795	790
Severstal OAO Via Steel Capital S.A. 144A 5.900%, 10/17/22(3)(10)	275	281
Syngenta Finance N.V. 144A 4.441%, 4/24/23(3)	315	303
See Notes to Schedule of Investments.

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Materials—continued
Trident Merger Sub, Inc. 144A 6.625%, 11/1/25(3)	$ 446	$ 397
		9,904

Real Estate—1.4%
EPR Properties 4.750%, 12/15/26	815	807
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	455	433
LifeStorage LP 3.875%, 12/15/27	385	367
MPT Operating Partnership LP 5.000%, 10/15/27	302	276
Physicians Realty LP 4.300%, 3/15/27	790	767
Select Income REIT 4.500%, 2/1/25	900	848
		3,498

Utilities—1.3%
Enel Finance International NV 144A 4.625%, 9/14/25(3)	695	667
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(3)	275	251
Ferrellgas Partners LP 8.625%, 6/15/20	135	97
Perusahaan Listrik Negara PT 144A 4.125%, 5/15/27(3)	1,000	925
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(3)	581	511
Texas Competitive Electric Escrow 10.250%, 11/1/49(12)	200	—
Texas Competitive Electric Holdings Co. 144A 0.000%, 10/1/20(3)(12)	375	— (7)
Transportadora de Gas Internacional SA ESP 144A 5.550%, 11/1/28(3)	750	759
		3,210

Total Corporate Bonds and Notes (Identified Cost $121,397)		111,592

Leveraged Loans(5)—17.1%
Aerospace—0.5%
Atlantic Aviation FBO, Inc. (1 month LIBOR + 3.750%) 6.130%, 12/6/25	150	148
TransDigm, Inc.
Tranche E (1 month LIBOR + 2.500%) 5.022%, 5/30/25	218	206
Tranche F (1 month LIBOR + 2.500%) 5.022%, 6/9/23	845	795
		1,149

Chemicals—0.2%
New Arclin U.S. Holding Corp. First Lien (1 month LIBOR + 3.500%) 6.022%, 2/14/24	387	370
	Par Value	Value

Consumer Durables—0.2%
Global Appliance, Inc. Tranche B (1 month LIBOR + 4.000%) 6.530%, 9/29/24	$ 637	$ 600
Consumer Non-Durables—0.9%
American Greetings Corp. (1 month LIBOR + 4.500%) 7.006%, 4/6/24	852	836
Herbalife Nutrition Ltd. Tranche B (1 month LIBOR + 3.250%) 5.772%, 8/18/25	145	140
Kronos Acquisition Intermediate, Inc. (1 month LIBOR + 4.000%) 6.522%, 5/15/23	324	305
Parfums Holdings Co., Inc. First Lien (3 month LIBOR + 4.250%) 6.957%, 6/30/24	355	340
Rodan & Fields LLC (1 month LIBOR + 4.000%) 6.455%, 6/16/25	711	652
		2,273

Energy—0.8%
California Resources Corp. (1 month LIBOR + 10.375%) 12.897%, 12/31/21	420	411
Medallion Midland Acquisition LLC (1 month LIBOR + 3.250%) 5.772%, 10/30/24	589	554
Moda Ingleside Energy Center LLC (1 month LIBOR + 3.250%) 5.772%, 9/29/25	50	47
Seadrill Operating LP (3 month LIBOR + 6.000%) 8.803%, 2/21/21	464	363
Traverse Midstream Partners LLC (3 month LIBOR + 4.000%) 6.600%, 9/27/24	570	546
		1,921

Financial—1.5%
Asurion LLC Tranche B-2, Second Lien (1 month LIBOR + 6.500%) 9.022%, 8/4/25	869	857
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 5.522%, 6/15/25	438	416
Ditech Holding Corp. Tranche B (1 month LIBOR + 6.000%) 8.522%, 6/30/22	815	700
Financial & Risk US Holdings, Inc. (1 month LIBOR + 3.750%) 6.272%, 10/1/25	895	850
FinCo I LLC 2018 (1 month LIBOR + 2.000%) 4.522%, 12/27/22	167	162
Genworth Holdings, Inc. (1 month LIBOR + 4.500%) 6.955%, 3/7/23	59	58
See Notes to Schedule of Investments.

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Financial—continued
iStar, Inc. (1 month LIBOR + 2.750%) 5.175%, 6/28/23	$ 671	$ 643
		3,686

Food / Tobacco—0.4%
H-Food Holdings, LLC
(1 month LIBOR + 3.688%) 6.210%, 5/23/25	110	105
Tranche B-2 (1 month LIBOR + 4.000%) 6.522%, 5/23/25	430	426
Milk Specialties Co. (1 month LIBOR + 4.000%) 6.522%, 8/16/23	547	527
		1,058

Food and Drug—0.2%
Albertson’s LLC Tranche B-7 (1 month LIBOR + 3.000%) 5.522%, 11/17/25	602	570
Forest Prod / Containers—0.1%
Spectrum Holdings III Corp. First Lien (1 month LIBOR + 3.250%) 5.772%, 1/31/25	280	266
Gaming / Leisure—0.7%
Affinity Gaming (1 month LIBOR + 3.250%) 5.772%, 7/1/23	508	482
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 5.270%, 4/29/24	427	398
Scientific Games International, Inc. Tranche B-5 (2 month LIBOR + 2.750%) 5.250%, 8/14/24	337	316
Stars Group Holdings B.V. (3 month LIBOR + 3.500%) 6.303%, 7/10/25	184	177
UFC Holdings LLC First Lien (1 month LIBOR + 3.250%) 5.780%, 8/18/23	388	377
		1,750

Healthcare—1.9%
21st Century Oncology, Inc. Tranche B (3 month LIBOR + 6.125%) 8.565%, 1/16/23	158	141
Accelerated Health Systems LLC (1 month LIBOR + 3.500%) 5.849%, 10/31/25	405	398
AHP Health Partners, Inc. (1 month LIBOR + 4.500%) 7.022%, 6/30/25	497	489
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 5.129%, 11/27/25	227	215
(1 month LIBOR + 3.000%) 5.379%, 6/2/25	101	96
CCS-CMGC Holdings, Inc. First Lien (1 month LIBOR + 5.500%) 8.022%, 10/1/25	435	420
CHG Healthcare Services, Inc. First Lien (3 month LIBOR + 3.000%) 5.525%, 6/7/23	570	546
	Par Value	Value

Healthcare—continued
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 6.272%, 10/10/25	$ 641	$ 596
Ortho-Clinical Diagnostics, Inc. (1 month LIBOR + 3.250%) 5.756%, 6/30/25	483	447
Prospect Medical Holdings, Inc. Tranche B-1 (1 month LIBOR + 5.500%) 7.938%, 2/22/24	342	337
Quorum Health Corp. (1 month LIBOR + 6.750%) 9.272%, 4/29/22	142	140
Regionalcare Hospital Partners Holdings, Inc. Tranche B (3 month LIBOR + 4.500%) 7.129%, 11/16/25	610	577
U.S. Renal Care, Inc. First Lien (3 month LIBOR + 4.250%) 7.053%, 12/30/22	373	354
Universal Hospital Services (3 month LIBOR + 3.000%) 0.000%, 1/4/26(13)(14)	75	72
		4,828

Housing—0.5%
American Builders & Contractors Supply Co., Inc. Tranche B-2 (1 month LIBOR + 2.000%) 4.522%, 10/31/23	520	493
Capital Automotive LP Tranche B (1 month LIBOR + 6.000%) 8.522%, 3/24/25	238	235
CPG International LLC (3 month LIBOR + 3.750%) 6.633%, 5/5/24	566	542
		1,270

Information Technology—2.0%
Applied Systems, Inc. Second Lien (1 month LIBOR + 7.000%) 9.522%, 9/19/25	305	297
BMC Software Finance, Inc. (3 month LIBOR + 4.250%) 7.053%, 10/2/25	785	755
Kronos, Inc.
First Lien (3 month LIBOR + 3.000%) 5.541%, 11/1/23	1,022	969
Second Lien (3 month LIBOR + 8.250%) 10.791%, 11/1/24	193	190
Renaissance Holding Corp. First Lien (1 month LIBOR + 3.250%) 5.772%, 5/30/25	846	783
SS&C Technologies Holdings, Inc.
Tranche B-3 (1 month LIBOR + 2.250%) 4.772%, 4/16/25	953	897
Tranche B-4 (1 month LIBOR + 2.250%) 4.772%, 4/16/25	361	340
Vertafore, Inc. First Lien (3 month LIBOR + 3.250%) 6.053%, 7/2/25	750	711
		4,942

Manufacturing—1.1%
Accudyne Industries Borrower S.C.A. (1 month LIBOR + 3.000%) 5.522%, 8/18/24	611	578
See Notes to Schedule of Investments.

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Manufacturing—continued
CPI Acquisition, Inc. First Lien (3 month LIBOR + 4.500%) 7.020%, 8/17/22	$ 1,049	$ 659
Deliver Buyer, Inc. (3 month LIBOR + 5.000%) 7.707%, 5/1/24	427	418
Filtration Group Corp. (1 month LIBOR + 3.000%) 5.522%, 3/29/25	779	749
Hillman Group, Inc. (The) (3 month LIBOR + 4.000%) 6.803%, 5/30/25	398	377
		2,781

Media / Telecom - Cable/Wireless Video—0.4%
CSC Holdings LLC (3 month LIBOR + 2.250%) 4.745%, 1/15/26	605	572
Telenet Financing USD LLC (1 month LIBOR + 2.250%) 4.705%, 8/15/26	505	479
		1,051

Media / Telecom - Diversified Media—0.4%
Crown Finance US, Inc. (1 month LIBOR + 2.500%) 5.022%, 2/28/25	953	899
Media / Telecom - Telecommunications—0.6%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 5.272%, 1/31/25	408	380
Securus Technologies Holdings, Inc.
0.000%, 11/1/24(13)	140	134
First Lien (1 month LIBOR + 4.500%) 7.022%, 11/1/24	404	388
Second Lien (1 month LIBOR + 8.250%) 10.772%, 11/1/25	390	374
West Corp. Tranche B-1 (3 month LIBOR + 3.500%) 6.027%, 10/10/24	319	291
		1,567

Media / Telecom - Wireless Communications—0.0%
Digicel International Finance Ltd. Tranche B (3 month LIBOR + 3.250%) 5.960%, 5/27/24	99	89
Metals / Minerals—0.6%
Covia Holdings Corp. (3 month LIBOR + 3.750%) 6.553%, 6/1/25	672	484
Graftech International Ltd. (1 month LIBOR + 3.500%) 6.022%, 2/12/25	1,189	1,124
		1,608

Retail—0.3%
Bass Pro Group LLC (1 month LIBOR + 5.000%) 7.522%, 9/25/24	269	257
	Par Value	Value

Retail—continued
Neiman Marcus Group Ltd. LLC (1 month LIBOR + 3.250%) 5.630%, 10/25/20	$ 683	$ 575
		832

Service—2.9%
Advantage Sales & Marketing, Inc. Tranche B-2 (1 month LIBOR + 3.250%) 5.772%, 7/23/21	429	378
Carlisle Food Service Products, Inc.
First Lien (1 month LIBOR + 3.000%) 5.506%, 3/20/25	61	58
First Lien (3 month LIBOR + 1.000%) 1.000%, 3/20/25(14)	14	13
CSC SW Holdco, Inc. Tranche B-1 (3 month LIBOR + 3.250%) 5.686%, 11/14/22	154	147
GFL Environmental, Inc. (1 month LIBOR + 3.000%) 5.522%, 5/30/25	573	534
Hoya Midco LLC First Lien (1 month LIBOR + 3.500%) 6.022%, 6/30/24	869	824
Laureate Education, Inc. (3 month LIBOR + 3.500%) 6.027%, 4/26/24	593	580
NAB Holdings LLC 2018 Refinancing (3 month LIBOR + 3.000%) 5.803%, 7/1/24	852	808
One Call Corp. First Lien (1 month LIBOR + 5.250%) 7.705%, 11/27/22	685	603
Pearl Intermediate Parent LLC
First Lien (1 month LIBOR + 2.310%) 5.256%, 2/14/25(14)	139	132
First Lien (1 month LIBOR + 2.750%) 5.254%, 2/14/25	472	446
PI UK Holdco II Ltd. Tranche B-1 (1 month LIBOR + 3.500%) 6.022%, 1/3/25	1,037	1,001
Red Ventures LLC Tranche B-1 (1 month LIBOR + 3.000%) 5.522%, 11/8/24	1,006	956
Sedgwick Claims Management Services, Inc. (3 month LIBOR + 3.250%) 0.000%, 12/31/25(13)	50	47
St. George’s University Scholastic Services LLC
(1 month LIBOR + 3.500%) 6.030%, 7/17/25	292	284
(3 month LIBOR + 3.500%) 3.500%, 7/17/25(14)	91	89
TKC Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 6.280%, 2/1/23	472	447
		7,347

Utility—0.9%
APLP Holdings LP (1 month LIBOR + 2.750%) 5.272%, 4/13/23	466	453
Brookfield WEC Holdings, Inc. (Westinghouse Electric Co., LLC)
First Lien (1 month LIBOR + 3.750%) 6.272%, 8/1/25	570	551
Second Lien (1 month LIBOR + 6.750%) 9.272%, 8/3/26	330	322
See Notes to Schedule of Investments.

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Utility—continued
Talen Energy Supply LLC (1 month LIBOR + 4.000%) 6.522%, 4/15/24	$ 401	$ 394
Vistra Operations Co., LLC
(1 month LIBOR + 2.000%) 4.473%, 8/4/23	318	306
(1 month LIBOR + 2.000%) 4.522%, 12/31/25	254	244
		2,270

Total Leveraged Loans (Identified Cost $45,865)		43,127

	Shares
Preferred Stocks—3.4%
Financials—3.1%
Citigroup, Inc., 5.950%	530 (15)	480
Huntington Bancshares, Inc. Series E, 5.700%	826 (15)	733
JPMorgan Chase & Co. Series Z, 5.300%	1,280 (15)	1,264
KeyCorp Series D, 5.000%	1,375 (15)	1,256
M&T Bank Corp. Series F, 5.125%	930 (15)	881
MetLife, Inc. Series D, 5.875%	478 (15)	459
PNC Financial Services Group, Inc. (The) Series R, 4.850%	965 (15)	883
PNC Financial Services Group, Inc. (The) Series S, 5.000%	775 (15)	713
Zions Bancorp, 6.950%	38,525	1,063
		7,732

Industrials—0.3%
General Electric Co. Series D, 5.000%	1,055 (15)	807
Total Preferred Stocks (Identified Cost $9,161)		8,539

Common Stocks—0.0%
Consumer Discretionary—0.0%
Mark IV Industries	446	16
Energy—0.0%
Frontera Energy Corp.(16)	6,656	65
Total Common Stocks (Identified Cost $120)		81

Affiliated Mutual Fund(17)—1.8%
Virtus Newfleet Credit Opportunities Fund Class R6(17)	511,831	4,596
Total Affiliated Mutual Fund (Identified Cost $5,115)		4,596

	Shares	Value

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(6)(16)	6,252	$ 4
Total Rights (Identified Cost $5)		4

Total Long-Term Investments—98.3% (Identified Cost $266,882)		248,650 (18)

Securities Lending Collateral(17)—1.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.292%)(19)	2,672,954	2,673
Total Securities Lending Collateral (Identified Cost $2,673)		2,673

TOTAL INVESTMENTS—99.3% (Identified Cost $269,555)		251,323
Other assets and liabilities, net—0.7%		1,674
NET ASSETS—100.0%		$252,997

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Foreign Currencies:
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
MXN	Mexican Peso
RUB	Russian Ruble
ZAR	South African Rand

See Notes to Schedule of Investments.

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
Footnote Legend:
(1)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(2)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities amounted to a value of $110,439 or 43.7% of net assets.
(4)	All or a portion of security is on loan.
(5)	Variable rate security. Rate disclosed is as of December 31, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Amount is less than $500.
(8)	No contractual maturity date.
(9)	Interest payments may be deferred.
(10)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(11)	100% of the income received was in cash.
(12)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(13)	This loan will settle after December 31, 2018, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(14)	Represents unfunded portion of security and commitment fee earned on this portion.
(15)	Value shown as par value.
(16)	Non-income producing.
(17)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.
(18)	All or a portion of the Fund’s assets have been segregated for delayed delivery security.
(19)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United States	74%
Canada	3
Netherlands	3
Mexico	2
Indonesia	1
Colombia	1
United Kingdom	1
Other	15
Total	100%
† % of total investments as of December 31, 2018.
See Notes to Schedule of Investments.

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):
	Total Value at December 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$ 18,488	$ —	$ 18,488	$—
Corporate Bonds and Notes	111,592	—	111,591	1 *
Foreign Government Securities	22,794	—	22,794	—
Leveraged Loans	43,127	—	43,127	—
Mortgage-Backed Securities	36,917	—	36,917	—
Municipal Bonds	429	—	429	—
U.S. Government Securities	2,083	—	2,083	—
Equity Securities:
Preferred Stocks	8,539	1,063	7,476	—
Common Stocks	81	65	16	—
Rights	4	—	—	4
Affiliated Mutual Fund	4,596	4,596	—	—
Securities Lending Collateral	2,673	2,673	—	—
Total Investments	$251,323	$8,397	$242,921	$ 5*

*	Includes internally fair valued security.
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended December 31, 2018.
See Notes to Schedule of Investments.

Newfleet Multi-Sector Short Term Bond
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2018
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—1.0%
U.S. Treasury Note
1.125%, 2/28/19	$ 35,000	$ 34,930
1.375%, 4/30/20	9,820	9,668
2.625%, 8/31/20	20,000	20,024
Total U.S. Government Securities (Identified Cost $64,544)		64,622

Municipal Bond—0.1%
Virginia—0.1%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	4,565	4,308
Total Municipal Bond (Identified Cost $4,271)		4,308

Foreign Government Securities—3.3%
Argentine Republic
5.625%, 1/26/22	7,647	6,452
4.625%, 1/11/23	8,400	6,636
Bolivarian Republic of Venezuela
REGS 7.000%, 12/1/18(1)(2)	20,999	4,410
REGS 7.750%, 10/13/19(1)(2)	9,851	2,238
Dominican Republic 144A 6.600%, 1/28/24(3)	7,115	7,417
Federal Republic of Nigeria 144A 6.375%, 7/12/23(3)(4)	18,000	17,255
Federative Republic of Brazil, Notas do Tesouro Nacional Series F 10.000%, 1/1/23	72,460 BRL	19,580
Provincia de Buenos Aires 144A 6.500%, 2/15/23(3)	11,460	9,225
Republic of Chile 5.500%, 8/5/20	11,647,000 CLP	17,247
Republic of Colombia 4.375%, 3/21/23	33,056,000 COP	9,630
Republic of Costa Rica 144A 4.375%, 4/30/25(3)	9,940	8,412
Republic of South Africa
4.665%, 1/17/24	6,725	6,563
Series 2023 7.750%, 2/28/23	145,000 ZAR	9,955
Republic of Turkey 5.625%, 3/30/21	20,015	20,014
Russian Federation Series 6216 6.700%, 5/15/19	1,391,005 RUB	19,938
Sultanate of Oman 144A 4.125%, 1/17/23(3)	18,855	17,271
Ukraine 144A 7.750%, 9/1/23(3)	13,715	12,328
United Mexican States Series M 6.500%, 6/9/22	250,769 MXN	11,976
Total Foreign Government Securities (Identified Cost $255,021)		206,547

	Par Value	Value

Mortgage-Backed Securities—24.8%
Agency—2.7%
Federal National Mortgage Association
Pool #792432 5.000%, 10/1/19	$ 16	$ 17
Pool #784263 5.500%, 3/1/20	6	6
Pool #811881 5.500%, 3/1/20	3	3
Pool #819916 5.500%, 3/1/20	20	20
Pool #819922 5.500%, 4/1/20	34	34
Pool #811451 5.000%, 6/1/20	62	63
Pool #AD6058 4.000%, 8/1/25	4,113	4,211
Pool #AO5149 3.000%, 6/1/27	579	580
Pool #AS5927 3.000%, 10/1/30	15,679	15,695
Pool #AZ4794 3.000%, 10/1/30	24,291	24,315
Pool #890707 2.500%, 2/1/31	27,359	26,731
Pool #890710 3.000%, 2/1/31	10,070	10,055
Pool #254549 6.000%, 12/1/32	23	26
Pool #695237 5.500%, 2/1/33	29	31
Pool #773385 5.500%, 5/1/34	156	168
Pool #725762 6.000%, 8/1/34	126	137
Pool #806318 5.500%, 11/1/34	136	144
Pool #806328 5.500%, 11/1/34	125	133
Pool #806316 6.000%, 11/1/34	82	88
Pool #800267 5.500%, 12/1/34	33	36
Pool #808018 5.500%, 1/1/35	135	144
Pool #941322 6.000%, 7/1/37	7	7
Pool #889578 6.000%, 4/1/38	80	88
Pool #AC6992 5.000%, 12/1/39	3,031	3,225
Pool #AD3841 4.500%, 4/1/40	4,177	4,377
Pool #AD4224 5.000%, 8/1/40	3,516	3,719
Pool #AE4799 4.000%, 10/1/40	106	109
Pool #AH4009 4.000%, 3/1/41	3,418	3,515
Pool #AI2472 4.500%, 5/1/41	3,051	3,197
Pool #AS6515 4.000%, 1/1/46	9,986	10,193
See Notes to Schedule of Investments.

Newfleet Multi-Sector Short Term Bond
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value
Agency—continued
Pool #AS9393 4.000%, 4/1/47	$ 6,245	$ 6,370
Pool #MA3058 4.000%, 7/1/47	30,309	30,917
Pool #MA3088 4.000%, 8/1/47	25,091	25,593
Government National Mortgage Association
Pool #563381 6.500%, 11/15/31	17	18
Pool #581072 6.500%, 2/15/32	9	10
		173,975

Non-Agency—22.1%
Access Point Funding I LLC 2017-A, A 144A 3.060%, 4/15/29(3)	4,389	4,366
Adjustable Rate Mortgage Trust 2005-1, 3A1 4.242%, 5/25/35(5)	2,158	2,172
Agate Bay Mortgage Trust 2016-3, A5 144A 3.500%, 8/25/46(3)(5)	5,841	5,814
Ajax Mortgage Loan Trust
2017-B, A 144A 3.163%, 9/25/56(3)(5)	9,180	9,059
2018-C, A 144A 4.360%, 9/25/65(3)(5)	7,658	7,700
American Homes 4 Rent Trust 2015-SFR1, A 144A 3.467%, 4/17/52(3)	11,379	11,301
Ameriquest Mortgage Securities, Inc. 2003-10, AF6 5.179%, 11/25/33(5)	214	219
Angel Oak Mortgage Trust I LLC
2018-1, A1 144A 3.258%, 4/27/48(3)(5)	11,573	11,529
2018-2, A1 144A 3.674%, 7/27/48(3)(5)	7,354	7,331
2018-3, A1 144A 3.649%, 9/25/48(3)(5)	4,102	4,106
Angel Oak Mortgage Trust LLC
2017-1, A3 144A 3.644%, 1/25/47(3)(5)	498	497
2017-3, A1 144A 2.708%, 11/25/47(3)(5)	4,791	4,753
Arroyo Mortgage Trust 2018-1, A1 144A 3.763%, 4/25/48(3)(5)	41,904	41,806
Aventura Mall Trust 2013-AVM, A 144A 3.743%, 12/5/32(3)(5)	10,350	10,456
Banc of America Funding Trust
2004-B, 2A1 4.936%, 11/20/34(5)	318	323
2004-D, 5A1 4.282%, 1/25/35(5)	2,626	2,608
2005-1, 1A1 5.500%, 2/25/35	322	317
2006-2, 3A1 6.000%, 3/25/36	1,463	1,447
Banc of America Mortgage Trust 2005-3, 1A15 5.500%, 4/25/35	853	853
Bank of America (Countrywide) Asset-Backed Certificates 2005-1, AF5A 4.951%, 7/25/35(5)	6,833	6,994
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust 2004-22CB, 1A1 6.000%, 10/25/34	14,269	14,762
	Par Value	Value

Non-Agency—continued
Bank of America (Merrill Lynch - Countrywide) Asset-Backed Certificates Trust 2004-10, AF6 4.485%, 12/25/34(5)	$ 42	$ 42
Bank of America (Merrill Lynch - Countrywide) Home Loan Mortgage Pass-Through-Trust
2004-6, 1A2 4.158%, 5/25/34(5)	894	888
2004-4, A6 5.500%, 5/25/34	338	337
Bank of America (Merrill Lynch) Investors Trust 2004-A4, A1 4.089%, 8/25/34(5)	954	951
Bayview Commercial Asset Trust 2006-2A, A2 (1 month LIBOR + 0.280%) 144A 2.786%, 7/25/36(3)(5)	4,676	4,478
Bayview Koitere Fund Trust 2017-RT4, A 144A 3.500%, 7/28/57(3)(5)	7,536	7,468
Bayview Opportunity Master Fund IIIa Trust 2017-RN8, A1 144A 3.352%, 11/28/32(3)	1,807	1,800
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(3)	7,758	7,871
2017-RT1, A1 144A 3.000%, 3/28/57(3)(5)	3,559	3,481
2017-SPL5, B1 144A 4.000%, 6/28/57(3)(5)	5,910	5,928
Bayview Opportunity Master Fund IVb Trust
2016-SPL2, B1 144A 4.250%, 6/28/53(3)(5)	5,532	5,615
2017-SPL4, A 144A 3.500%, 1/28/55(3)(5)	2,602	2,579
BX Trust
2018-MCSF, A (1 month LIBOR + 0.577%) 144A 2.977%, 4/15/35(3)(5)	11,145	10,929
2018-GW, B (1 month LIBOR + 1.020%) 144A 3.475%, 5/15/35(3)(5)	19,910	19,393
Caesars Palace Las Vegas Trust 2017-VICI, C 144A 4.138%, 10/15/34(3)	12,170	12,228
Cascade Funding Mortgage Trust 2018-RM2, A 144A 4.000%, 10/25/68(3)(5)	3,843	3,863
Citigroup Mortgage Loan Trust, Inc.
2004-NCM2, 2CB2 6.750%, 8/25/34	8,091	8,590
2014-A, A 144A 4.000%, 1/25/35(3)(5)	5,477	5,582
2015-PS1, A1 144A 3.750%, 9/25/42(3)(5)	4,489	4,519
2015-A, A1 144A 3.500%, 6/25/58(3)(5)	1,860	1,854
2018-RP3, A1 144A 3.250%, 3/25/61(3)(5)	8,318	8,283
2018-RP1, A1 144A 3.000%, 9/25/64(3)(5)	13,667	13,548
Cold Storage Trust 2017-ICE3, A (1 month LIBOR + 1.000%) 144A 3.455%, 4/15/36(3)(5)	23,505	23,085
Colony Starwood Homes Trust 2016-2A, C (1 month LIBOR + 2.150%) 144A 4.605%, 12/17/33(3)(5)	13,994	14,024
COLT Mortgage Loan Trust Funding LLC
2016-2, A1 144A 2.750%, 9/25/46(3)(5)	2,724	2,710
See Notes to Schedule of Investments.

Newfleet Multi-Sector Short Term Bond
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2017-1, A3 144A 3.074%, 5/27/47(3)(5)	$ 627	$ 623
2018-1, A1 144A 2.930%, 2/25/48(3)(5)	12,684	12,538
2018-2, A1 144A 3.470%, 7/27/48(3)(5)	3,613	3,597
2018-3, A1 144A 3.692%, 10/26/48(3)(5)	2,342	2,339
Commercial Mortgage Lease-Backed Certificates 2001-CMLB, A3 144A 7.471%, 6/20/31(3)(5)	4,080	4,291
Commercial Mortgage Trust 2014-277P, A 144A 3.611%, 8/10/49(3)(5)	8,705	8,826
CoreVest American Finance Trust
2017-1, A 144A 2.968%, 10/15/49(3)	3,927	3,847
2018-1, A 144A 3.804%, 6/15/51(3)	13,396	13,448
2018-2, A 144A 4.026%, 11/15/52(3)	6,800	6,869
Credit Suisse First Boston Mortgage Securities Corp.
2003-27, 5A3 5.250%, 11/25/33	752	763
2003-AR30, 5A1 4.433%, 1/25/34(5)	3,590	3,670
2004-8, 7A1 6.000%, 12/25/34	4,322	4,471
Credit Suisse Mortgage Capital Trust
2013-HYB1, A16 144A 3.002%, 4/25/43(3)(5)	2,706	2,687
2014-IVR2, A2 144A 3.753%, 4/25/44(3)(5)	8,435	8,327
2017-FHA1, A1 144A 3.250%, 4/25/47(3)(5)	11,488	11,211
2018-RPL8, A1 144A 4.070%, 7/25/58(3)	2,241	2,238
Deephaven Residential Mortgage Trust
2017-1A, A1 144A 2.725%, 12/26/46(3)(5)	2,599	2,573
2017-1A, A2 144A 2.928%, 12/26/46(3)(5)	659	653
2017-2A, A1 144A 2.453%, 6/25/47(3)(5)	2,829	2,782
2017-2A, A2 144A 2.606%, 6/25/47(3)(5)	1,277	1,257
2017-3A, A3 144A 2.813%, 10/25/47(3)(5)	2,836	2,808
2018-1A, A1 144A 2.976%, 12/25/57(3)(5)	8,067	7,989
2018-2A, A1 144A 3.479%, 4/25/58(3)(5)	19,460	19,372
2018-3A, A1 144A 3.789%, 8/25/58(3)(5)	2,683	2,688
Ellington Financial Mortgage Trust 2018-1, A1FX 144A 4.140%, 10/25/58(3)(5)	9,804	9,795
GAHR Commercial Mortgage Trust 2015-NRF, CFX 144A 3.382%, 12/15/34(3)(5)	16,875	16,729
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(3)(5)	14,377	14,265
2018-1, A23 144A 3.500%, 11/25/57(3)(5)	9,500	9,360
	Par Value	Value

Non-Agency—continued
2018-2, A41 144A 4.500%, 10/25/58(3)(5)	$11,376	$11,537
GMAC Mortgage Corp. Loan Trust
2004-AR1, 12A 4.317%, 6/25/34(5)	3,104	3,130
2005-AR1, 5A 3.773%, 3/18/35(5)	1,062	1,015
Goldman Sachs Mortgage Securities Trust 2012-ALOH, A 144A 3.551%, 4/10/34(3)	8,176	8,238
GSAA Home Equity Trust
2005-1, AF4 5.619%, 11/25/34	156	156
2005-12, AF3W 4.999%, 9/25/35(5)	2,900	2,913
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(3)	22,020	21,690
Homeward Opportunities Fund I Trust
2018-1, A1 144A 3.766%, 6/25/48(3)(5)	12,508	12,492
2018-2, A1 144A 3.985%, 11/25/58(3)(5)	5,080	5,080
IMC Home Equity Loan Trust 1997-5, A9 7.310%, 11/20/28	1,697	1,682
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust
2004-10, 14A1 4.452%, 1/25/35(5)	808	799
2004-10, 21A1 4.526%, 1/25/35(5)	4,459	4,473
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
2004-CB1, 5A 5.000%, 6/25/19	93	93
2003-AR6, A1 4.222%, 6/25/33(5)	432	435
2003-AR4, 2A1 3.950%, 8/25/33(5)	125	124
2004-CB1, 2A 5.000%, 6/25/34	1,465	1,482
JPMorgan Chase Commercial Mortgage Securities Trust
2011-C4, A4 144A 4.388%, 7/15/46(3)	5,044	5,173
2006-LDP9, AM 5.372%, 5/15/47	7,194	7,194
2014-C22, A4 3.801%, 9/15/47	16,998	17,280
JPMorgan Chase Mortgage Trust
2014-2, AM 144A 3.393%, 6/25/29(3)(5)	3,707	3,695
2014-2, 2A2 144A 3.500%, 6/25/29(3)(5)	6,831	6,829
2014-5, B1 144A 2.985%, 10/25/29(3)(5)	2,576	2,466
2014-5, B2 144A 2.985%, 10/25/29(3)(5)	1,213	1,154
2006-A2, 4A1 4.479%, 8/25/34(5)	831	837
2005-A2, 4A1 4.050%, 4/25/35(5)	559	554
2006-A6, 3A3L 4.021%, 10/25/36(5)	803	699
See Notes to Schedule of Investments.

Newfleet Multi-Sector Short Term Bond
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2014-1, 2A12 144A 3.500%, 1/25/44(3)(5)	$ 4,217	$ 4,153
2015-1, AM1 144A 3.292%, 12/25/44(3)(5)	8,597	8,545
2016-1, M2 144A 3.750%, 4/25/45(3)(5)	12,327	12,347
2015-5, A2 144A 3.161%, 5/25/45(3)(5)	8,860	8,824
2016-2, M2 144A 3.750%, 12/25/45(3)(5)	13,280	13,287
2017-3, 2A2 144A 2.500%, 8/25/47(3)(5)	8,793	8,459
2017-5, A1 144A 3.176%, 10/26/48(3)(5)	33,164	32,992
2017-4, A3 144A 3.500%, 11/25/48(3)(5)	12,034	11,812
LoanDepot Station Place Agency Securitization Trust 2017-LD1, C (1 month LIBOR + 1.300%) 144A 3.806%, 11/25/50(3)(5)(6)	16,025	16,025
MASTR Adjustable Rate Mortgages Trust 2004-12, 3A1 4.490%, 11/25/34(5)	103	103
MASTR Alternative Loan Trust
2003-8, 2A1 5.750%, 11/25/33	3,283	3,345
2004-4, 6A1 5.500%, 4/25/34	1,774	1,832
2004-7, 9A1 6.000%, 8/25/34	8,960	9,113
2005-2, 2A1 6.000%, 1/25/35	2,380	2,436
2005-2, 1A1 6.500%, 3/25/35	6,252	6,337
MASTR Asset Securitization Trust 2005-1, 1A1 5.000%, 5/25/20	31	31
MetLife Securitization Trust 2017-1A, M1 144A 3.693%, 4/25/55(3)(5)	7,930	7,927
Mill City Mortgage Trust
2015-1, A3 144A 3.000%, 6/25/56(3)(5)	11,900	11,775
2016-1, A1 144A 2.500%, 4/25/57(3)(5)	2,248	2,199
2017-1, A1 144A 2.750%, 11/25/58(3)(5)	8,164	8,025
Morgan Stanley - Bank of America (Merrill Lynch) Trust 2013-C13, AS 4.266%, 11/15/46	1,735	1,795
Morgan Stanley Capital Barclays Bank Trust 2016-MART, A 144A 2.200%, 9/13/31(3)	14,805	14,488
Morgan Stanley Capital I Trust 2017-CLS, A (1 month LIBOR + 0.700%) 144A 3.155%, 11/15/34(3)(5)	11,154	10,983
Morgan Stanley Mortgage Loan Trust 2004-2AR, 3A 4.364%, 2/25/34(5)	626	628
Morgan Stanley Residential Mortgage Loan Trust 2014-1A, B2 144A 2.962%, 6/25/44(3)(5)	4,111	4,057
Motel 6 Trust 2017-MTL6, A (1 month LIBOR + 0.920%) 144A 3.375%, 8/15/34(3)(5)	25,358	24,929
National City Mortgage Capital Trust 2008-1, 2A1 6.000%, 3/25/38	884	903
	Par Value	Value

Non-Agency—continued
New Residential Mortgage Loan Trust
2016-2A, A1 144A 3.750%, 11/26/35(3)(5)	$11,993	$11,999
2018-4A, A1S (1 month LIBOR + 0.750%) 144A 3.256%, 1/25/48(3)(5)	11,952	11,889
2014-1A, A 144A 3.750%, 1/25/54(3)(5)	10,179	10,195
2014-2A, A3 144A 3.750%, 5/25/54(3)(5)	933	935
2014-3A, AFX3 144A 3.750%, 11/25/54(3)(5)	8,118	8,111
2015-2A, A1 144A 3.750%, 8/25/55(3)(5)	9,585	9,587
2016-1A, A1 144A 3.750%, 3/25/56(3)(5)	5,323	5,306
2016-3A, A1 144A 3.750%, 9/25/56(3)(5)	6,014	6,008
2016-4A, A1 144A 3.750%, 11/25/56(3)(5)	5,381	5,371
2017-2A, A3 144A 4.000%, 3/25/57(3)(5)	7,693	7,761
2018-1A, A1A 144A 4.000%, 12/25/57(3)(5)	1,320	1,327
2018-2A, A1 144A 4.500%, 2/25/58(3)(5)	19,461	19,833
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%) 4.231%, 3/25/35(5)	2,300	2,317
Oak Hill Advisors Residential Loan Trust 2017-NPL2, A1 144A 3.000%, 7/25/57(3)	19,065	18,642
OBX Trust 2018-EXP2, 1A1 144A 4.000%, 11/25/48(3)(5)	15,029	15,006
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(3)	10,700	10,745
Onslow Bay Financial LLC 2018-1, A2 (1 month LIBOR + 0.650%) 144A 3.156%, 6/25/57(3)(5)	13,687	13,569
Pretium Mortgage Credit Partners I LLC
2017-NPL3, A1 144A 3.250%, 6/29/32(3)	2,678	2,655
2017-NPL5, A1 144A 3.327%, 12/30/32(3)(5)	7,683	7,591
2018-NPL1, A1 144A 3.375%, 1/27/33(3)	1,705	1,689
2018-NPL3, A1 144A 4.125%, 8/25/33(3)	7,319	7,293
Progress Residential Trust
2017-SFR1, B 144A 3.017%, 8/17/34(3)	4,000	3,916
2018-SFR1, A 144A 3.255%, 3/17/35(3)	3,150	3,096
2018-SFR1, B 144A 3.484%, 3/17/35(3)	2,515	2,467
2018-SFR2, B 144A 3.841%, 8/17/35(3)	9,350	9,303
RCO Mortgage LLC 2017-1, A1 144A 3.375%, 8/25/22(3)	6,664	6,625
Residential Asset Mortgage Products Trust
2004-SL2, A3 7.000%, 10/25/31	1,032	1,065
2004-SL1, A8 6.500%, 11/25/31	1,440	1,491
See Notes to Schedule of Investments.

Newfleet Multi-Sector Short Term Bond
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2005-SL2, A4 7.500%, 2/25/32	$ 1,390	$ 1,241
Residential Asset Securitization Trust
2003-A11, A9 5.750%, 11/25/33	1,828	1,831
2004-A1, A5 5.500%, 4/25/34	8,439	8,359
Residential Funding Mortgage Securities I, Inc. 2006-S12, 1A1 5.500%, 12/25/21	336	338
RETL 2018-RVP, C (1 month LIBOR + 2.050%) 144A 4.505%, 3/15/33(3)(5)	13,804	13,784
Seasoned Credit Risk Transfer Trust 2016-1, M1 144A 3.000%, 9/25/55(3)(5)	6,500	6,260
Sequoia Mortgage Trust
2015-4, A1 144A 3.000%, 11/25/30(3)(5)	7,661	7,594
2013-8, B1 3.529%, 6/25/43(5)	6,242	6,138
Starwood Mortgage Residential Trust 2018-IMC1, A1 144A 3.793%, 3/25/48(3)(5)	1,934	1,924
Starwood Waypoint Homes Trust 2017-1, A (1 month LIBOR + 0.950%) 144A 3.405%, 1/17/35(3)(5)	13,615	13,543
Structured Adjustable Rate Mortgage Loan Trust
2004-4, 3A1 4.369%, 4/25/34(5)	315	315
2004-4, 3A2 4.369%, 4/25/34(5)	1,393	1,405
2004-4, 3A4 4.369%, 4/25/34(5)	1,075	1,076
2004-14, 7A 4.336%, 10/25/34(5)	5,886	5,862
Structured Asset Securities Corp. Mortgage-Pass-Through Certificates 2003-34A, 6A 4.653%, 11/25/33(5)	1,659	1,652
Sutherland Commercial Mortgage Loans
2017-SBC6, A 144A 3.192%, 5/25/37(3)(5)	5,244	5,183
2018-SBC7, A 144A 4.720%, 5/25/39(3)(5)	14,394	14,440
Towd Point Mortgage Trust
2015-1, A2 144A 3.250%, 10/25/53(3)(5)	11,184	11,109
2015-3, A1B 144A 3.000%, 3/25/54(3)(5)	2,377	2,352
2016-1, A1B 144A 2.750%, 2/25/55(3)(5)	4,043	3,987
2015-6, M1 144A 3.750%, 4/25/55(3)(5)	11,010	10,990
2015-5, A1B 144A 2.750%, 5/25/55(3)(5)	3,875	3,817
2015-5, A2 144A 3.500%, 5/25/55(3)(5)	3,901	3,888
2016-2, A1 144A 3.000%, 8/25/55(3)(5)	4,850	4,776
2016-3, A1 144A 2.250%, 4/25/56(3)(5)	3,757	3,671
2016-4, A1 144A 2.250%, 7/25/56(3)(5)	4,665	4,530
2017-1, M1 144A 3.750%, 10/25/56(3)(5)	3,665	3,600
	Par Value	Value

Non-Agency—continued
2017-6, A2 144A 3.000%, 10/25/57(3)(5)	$ 3,930	$ 3,644
2018-6, A1A 144A 3.750%, 3/25/58(3)(5)	12,778	12,782
2018-4, A1 144A 3.000%, 6/25/58(3)(5)	17,937	17,431
2018-SJ1, A1 144A 4.000%, 10/25/58(3)(5)	10,450	10,448
2015-2, 1M1 144A 3.250%, 11/25/60(3)(5)	22,558	22,004
Tricon American Homes Trust
2016-SFR1, C 144A 3.487%, 11/17/33(3)	4,640	4,563
2017-SFR1, A 144A 2.716%, 9/17/34(3)	3,595	3,473
Velocity Commercial Capital Loan Trust 2017-1, AFX 144A 3.000%, 5/25/47(3)(5)	1,995	1,970
Vericrest Opportunity Loan Trust LX LLC 2017-NPL7, A1 144A 3.250%, 6/25/47(3)	5,388	5,362
Vericrest Opportunity Loan Trust LXII LLC 2017-NPL9, A1 144A 3.125%, 9/25/47(3)	7,056	6,991
Vericrest Opportunity Loan Trust LXIX LLC 2018-NPL5, A1A 144A 4.213%, 8/25/48(3)	24,441	24,445
Vericrest Opportunity Loan Trust LXX LLC 2018-NPL6, A1A 144A 4.115%, 9/25/48(3)	1,442	1,440
Vericrest Opportunity Loan Trust LXXI LLC 2018-NPL7, A1A 144A 3.967%, 9/25/48(3)(5)	3,039	3,022
Verus Securitization Trust
2017-1A, A1 144A 2.853%, 1/25/47(3)(5)	3,723	3,689
2017-2A, A1 144A 2.485%, 7/25/47(3)(5)	11,847	11,670
2018-1, A1 144A 2.929%, 2/25/48(3)(5)	11,694	11,576
2018-INV1, A3 144A 4.052%, 3/25/58(3)(5)	3,967	3,972
2018-2, A1 144A 3.677%, 6/1/58(3)(5)	18,795	18,762
2018-3, A1 144A 4.108%, 10/25/58(3)(5)	16,460	16,354
VSD 2017-PLT1, A 3.600%, 12/25/43	1,724	1,722
Wells Fargo Mortgage Backed Securities Trust
2003-G, A1 4.466%, 6/25/33(5)	677	683
2003-J, 5A1 4.615%, 10/25/33(5)	237	240
2004-4, A9 5.500%, 5/25/34	1,013	1,017
2004-U, A1 4.569%, 10/25/34(5)	526	529
2004-Z, 2A1 4.973%, 12/25/34(5)	1,861	1,892
2004-CC, A1 4.869%, 1/25/35(5)	928	947
2005-12, 1A1 5.500%, 11/25/35	1,933	1,933
See Notes to Schedule of Investments.

Newfleet Multi-Sector Short Term Bond
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2005-14, 2A1 5.500%, 12/25/35	$ 1,275	$ 1,305
2007-16, 1A1 6.000%, 12/28/37	973	961
		1,391,329

Total Mortgage-Backed Securities (Identified Cost $1,578,376)		1,565,304

Asset-Backed Securities—22.9%
Auto Floor Plan—0.3%
NextGear Floorplan Master Owner Trust
2017-2A, A2 144A 2.560%, 10/17/22(3)	12,410	12,295
2018-1A, A2 144A 3.220%, 2/15/23(3)	4,420	4,404
		16,699

Automobiles—13.9%
ACC Trust
2018-1, A 144A 3.700%, 12/21/20(3)	5,338	5,340
2018-1, B 144A 4.820%, 5/20/21(3)	9,245	9,269
American Credit Acceptance Receivables Trust
2017-1, C 144A 2.880%, 3/13/23(3)	7,558	7,544
2017-2, C 144A 2.860%, 6/12/23(3)	6,705	6,686
2017-3, B 144A 2.250%, 1/11/21(3)	3,335	3,333
2018-1, C 144A 3.550%, 4/10/24(3)	8,145	8,151
2018-3, C 144A 3.750%, 10/15/24(3)	6,295	6,325
2018-4, C 144A 3.970%, 1/13/25(3)	2,400	2,410
AmeriCredit Automobile Receivables Trust
2015-3, C 2.730%, 3/8/21	9,730	9,705
2016-4, C 2.410%, 7/8/22	8,723	8,612
2017-1, C 2.710%, 8/18/22	10,360	10,264
2017-2, C 2.970%, 3/20/23	7,840	7,781
Avid Automobile Receivables Trust
2018-1, A 144A 2.840%, 8/15/23(3)	2,759	2,740
2018-1, B 144A 3.850%, 7/15/24(3)	4,000	3,977
Avis Budget Rental Car Funding LLC
(AESOP) 2015-2A, A 144A 2.630%, 12/20/21(3)	21,560	21,319
(AESOP) 2017-1A, A 144A 3.070%, 9/20/23(3)	2,260	2,240
California Republic Auto Receivables Trust
2015-3, B 2.700%, 9/15/21	3,705	3,688
2016-1, B 3.430%, 2/15/22	4,615	4,613
	Par Value	Value

Automobiles—continued
2017-1, B 2.910%, 12/15/22	$ 7,000	$ 6,921
Capital Auto Receivables Asset Trust
2015-2, C 2.670%, 8/20/20	7,250	7,236
2017-1, C 144A 2.700%, 9/20/22(3)	3,630	3,595
2017-1, D 144A 3.150%, 2/20/25(3)	1,980	1,975
CarFinance Capital Auto Trust
2014-2A, B 144A 2.640%, 11/16/20(3)	187	187
2014-2A, C 144A 3.240%, 11/16/20(3)	2,765	2,764
2015-1A, B 144A 2.910%, 6/15/21(3)	4,940	4,932
CarNow Auto Receivables Trust
2016-1A, D 144A 7.340%, 11/15/21(3)	4,460	4,507
2017-1A, A 144A 2.920%, 9/15/22(3)	2,711	2,698
Centre Point Funding LLC 2012-2A, 1 144A 2.610%, 8/20/21(3)	2,199	2,170
Chrysler Capital Auto Receivables Trust 2015-BA, D 144A 4.170%, 1/16/23(3)	8,400	8,431
CPS Auto Receivables Trust
2016-A, C 144A 3.800%, 12/15/21(3)	6,449	6,459
2016-B, B 144A 3.180%, 9/15/20(3)	1,640	1,640
2016-C, B 144A 2.480%, 9/15/20(3)	1,182	1,181
2017-C, B 144A 2.300%, 7/15/21(3)	6,610	6,580
2017-D, B 144A 2.430%, 1/18/22(3)	6,400	6,353
2018-C, D 144A 4.400%, 6/17/24(3)	1,440	1,459
Credit Acceptance Auto Loan Trust
2018-1A, A 144A 3.010%, 2/16/27(3)	10,000	9,923
2018-2A, B 144A 3.940%, 7/15/27(3)	5,500	5,553
Drive Auto Receivables Trust
2015-AA, D 144A 4.120%, 7/15/22(3)	13,120	13,167
2016-CA, C 144A 3.020%, 11/15/21(3)	7,088	7,084
2017-1, B 2.360%, 3/15/21	2,207	2,206
2017-2, C 2.750%, 9/15/23	4,030	4,022
2017-3, C 2.800%, 7/15/22	7,235	7,217
2017-AA, C 144A 2.980%, 1/18/22(3)	14,224	14,210
2017-BA, C 144A 2.610%, 8/16/21(3)	5,764	5,754
2018-3, D 4.300%, 9/16/24	10,000	10,133
2018-4, D 4.090%, 1/15/26	13,505	13,634
See Notes to Schedule of Investments.

Newfleet Multi-Sector Short Term Bond
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Automobiles—continued
DT Auto Owner Trust
2016-2A, C 144A 3.670%, 1/18/22(3)	$ 1,357	$ 1,358
2016-3A, C 144A 3.150%, 3/15/22(3)	2,370	2,370
2017-1A, D 144A 3.550%, 11/15/22(3)	10,000	10,011
2017-2A, D 144A 3.890%, 1/15/23(3)	10,070	10,104
2017-3A, C 144A 3.010%, 5/15/23(3)	11,505	11,487
2017-4A, C 144A 2.860%, 7/17/23(3)	20,000	19,943
2018-1A, C 144A 3.470%, 12/15/23(3)	8,950	8,972
2018-3A, C 144A 3.790%, 7/15/24(3)	8,910	8,946
Exeter Automobile Receivables Trust
2014-3A, D 144A 5.690%, 4/15/21(3)	19,355	19,509
2015-2A, C 144A 3.900%, 3/15/21(3)	12,640	12,669
2016-3A, B 144A 2.840%, 8/16/21(3)	8,385	8,373
2017-1A, B 144A 3.000%, 12/15/21(3)	17,975	17,940
2017-2A, B 144A 2.820%, 5/16/22(3)	18,780	18,697
2017-3A, B 144A 2.810%, 9/15/22(3)	14,185	14,087
2018-1A, C 144A 3.030%, 1/17/23(3)	19,510	19,387
2018-2A, C 144A 3.690%, 3/15/23(3)	6,550	6,573
2018-3A, C 144A 3.710%, 6/15/23(3)	7,970	8,026
2018-4A, D 144A 4.350%, 9/16/24(3)	7,335	7,427
First Investors Auto Owner Trust
2015-1A, C 144A 2.710%, 6/15/21(3)	5,000	4,988
2017-2A, B 144A 2.650%, 11/15/22(3)	2,160	2,142
Flagship Credit Auto Trust
2014-2, D 144A 5.210%, 2/15/21(3)	11,010	11,075
2015-1, D 144A 5.260%, 7/15/21(3)	3,565	3,613
2015-2, C 144A 4.080%, 12/15/21(3)	6,495	6,542
2016-1, A 144A 2.770%, 12/15/20(3)	443	443
2016-2, B 144A 3.840%, 9/15/22(3)	4,175	4,190
2016-3, D 144A 3.890%, 11/15/22(3)	4,990	5,014
2017-1, C 144A 3.220%, 5/15/23(3)	7,500	7,500
2017-3, C 144A 2.910%, 9/15/23(3)	6,980	6,923
Foursight Capital Automobile Receivables Trust
2016-1, A2 144A 2.870%, 10/15/21(3)	2,010	2,005
	Par Value	Value

Automobiles—continued
2017-1, B 144A 3.050%, 12/15/22(3)	$ 8,965	$ 8,899
2017-1, C 144A 3.470%, 12/15/22(3)	4,458	4,425
2018-1, C 144A 3.680%, 8/15/23(3)	1,685	1,689
2018-1, D 144A 4.190%, 11/15/23(3)	1,630	1,641
2018-2, D 144A 4.330%, 7/15/24(3)	4,650	4,731
GLS Auto Receivables Trust
2017-1A, B 144A 2.980%, 12/15/21(3)	15,005	14,952
2017-1A, C 144A 3.500%, 7/15/22(3)	11,090	11,016
2018-1A, A 144A 2.820%, 7/15/22(3)	2,046	2,038
2018-1A, B 144A 3.520%, 8/15/23(3)	11,975	11,944
Hertz Vehicle Financing II LP
2015-1A, A 144A 2.730%, 3/25/21(3)	29,000	28,755
2015-3A, A 144A 2.670%, 9/25/21(3)	27,702	27,305
2016-1A, A 144A 2.320%, 3/25/20(3)	8,800	8,780
2016-4A, A 144A 2.650%, 7/25/22(3)	12,335	12,075
Hyundai Auto Lease Securitization Trust 2018-A, A2A 144A 2.550%, 8/17/20(3)	14,362	14,327
Hyundai Auto Receivables Trust
2015-A, D 2.730%, 6/15/21	8,950	8,941
2017-B, B 2.230%, 2/15/23	3,560	3,498
OneMain Direct Auto Receivables Trust 2017-2A, C 144A 2.820%, 7/15/24(3)	6,220	6,158
Oscar US Funding Trust VIII LLC 2018-1A, A2A 144A 2.910%, 4/12/21(3)	7,791	7,774
Prestige Auto Receivables Trust
2017-1A, C 144A 2.810%, 1/17/23(3)	8,355	8,257
2018-1A, D 144A 4.140%, 10/15/24(3)	3,785	3,843
Santander Drive Auto Receivables Trust
2016-2, B 2.080%, 2/16/21	1,224	1,223
2017-1, C 2.580%, 5/16/22	9,830	9,775
2017-2, C 2.790%, 8/15/22	3,795	3,777
2017-3, C 2.760%, 12/15/22	4,510	4,483
2018-2, C 3.350%, 7/17/23	12,425	12,437
Skopos Auto Receivables Trust
2018-1A, A 144A 3.190%, 9/15/21(3)	6,324	6,319
2018-1A, B 144A 3.930%, 5/16/22(3)	2,465	2,460
See Notes to Schedule of Investments.

Newfleet Multi-Sector Short Term Bond
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Automobiles—continued
TCF Auto Receivables Owner Trust 2016-PT1A, C 144A 3.210%, 1/17/23(3)	$10,900	$ 10,880
Tesla Auto Lease Trust
2018-A, A 144A 2.320%, 12/20/19(3)	1,138	1,135
2018-A, B 144A 2.750%, 2/20/20(3)	2,500	2,492
2018-A, C 144A 2.970%, 4/20/20(3)	2,000	1,992
2018-A, D 144A 3.300%, 5/20/20(3)	2,970	2,961
2018-B, B 144A 4.120%, 10/20/21(3)	2,410	2,421
2018-B, C 144A 4.360%, 10/20/21(3)	3,250	3,266
Tidewater Auto Receivables Trust 2018-AA, B 144A 3.450%, 11/15/24(3)	3,165	3,171
Tricolor Auto Securitization Trust 2018-2A, B 144A 4.760%, 2/15/22(3)	2,635	2,658
Veros Automobile Receivables Trust 2018-1, B 144A 4.050%, 2/15/24(3)	3,945	3,969
Westlake Automobile Receivables Trust
2015-3A, D 144A 4.400%, 5/17/21(3)	5,372	5,374
2016-2A, C 144A 2.830%, 5/17/21(3)	1,801	1,800
2017-1A, B 144A 2.300%, 10/17/22(3)	7,903	7,886
2017-2A, C 144A 2.590%, 12/15/22(3)	11,730	11,638
2018-1A, C 144A 2.920%, 5/15/23(3)	22,494	22,285
2018-2A, D 144A 4.000%, 1/16/24(3)	10,000	10,090
2018-3A, C 144A 3.610%, 10/16/23(3)	1,350	1,351
2018-3A, D 144A 4.000%, 10/16/23(3)	5,900	5,919
		879,112

Home Equity Loans—0.1%
Ameriquest Mortgage Securities, Inc. 2003-10, AV1 (1 month LIBOR + 0.760%) 3.266%, 12/25/33(5)	3,088	3,054
Asset Backed Funding Certificates 2005-AQ1, A6 4.780%, 1/25/35	613	628
Bayview Financial Acquisition Trust 2007-A, 1A2 6.205%, 5/28/37	1,984	2,010
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2001-SB1, A2 3.375%, 8/25/31	784	771
		6,463

Other—8.3%
Aqua Finance Trust 2017-A, A 144A 3.720%, 11/15/35(3)	10,952	10,790
Ascentium Equipment Receivables Trust
2017-1A, B 144A 2.850%, 10/10/21(3)	7,764	7,648
2018-1A, B 144A 3.460%, 11/13/23(3)	8,675	8,685
	Par Value	Value

Other—continued
AXIS Equipment Finance Receivables IV LLC 2018-1A, A2 144A 3.240%, 12/20/23(3)	$12,425	$12,400
BRE Grand Islander Timeshare Issuer LLC 2017-1A, A 144A 2.940%, 5/25/29(3)	7,120	7,028
BXG Receivables Note Trust
2012-A, A 144A 2.660%, 12/2/27(3)	1,331	1,313
2013-A, A 144A 3.010%, 12/4/28(3)	3,350	3,298
2015-A, A 144A 2.880%, 5/2/30(3)	3,078	3,036
2017-A, A 144A 2.950%, 10/4/32(3)	6,792	6,665
CLUB Credit Trust 2017-P2, A 144A 2.610%, 1/15/24(3)	4,236	4,211
Conn’s Receivables Funding LLC
2017-B, B 144A 4.520%, 4/15/21(3)	6,123	6,137
2018-A, B 144A 4.650%, 1/15/23(3)	4,805	4,806
Consumer Loan Underlying Bond Credit Trust 2018-P2, A 144A 3.470%, 10/15/25(3)	6,108	6,088
DB Master Finance LLC
2015-1A, A2II 144A 3.980%, 2/20/45(3)	1,781	1,805
2017-1A, A2I 144A 3.629%, 11/20/47(3)	16,068	15,525
Diamond Resorts Owner Trust
2017-1A, A 144A 3.270%, 10/22/29(3)	4,786	4,755
2018-1, B 144A 4.190%, 1/21/31(3)	6,519	6,568
Drug Royalty II LP 2 2014-1, A2 144A 3.484%, 7/15/23(3)	4,722	4,706
Drug Royalty III LP 1
2016-1A, A 144A 3.979%, 4/15/27(3)	5,514	5,514
2017-1A, A1 (3 month LIBOR + 2.500%) 144A 4.936%, 4/15/27(3)(5)	2,698	2,723
Foundation Finance Trust
2016-1A, A 144A 3.960%, 6/15/35(3)	1,201	1,200
2017-1A, A 144A 3.300%, 7/15/33(3)	8,443	8,385
Freed ABS Trust 2018-2, B 144A 4.610%, 10/20/25(3)	6,200	6,271
Gold Key Resorts LLC 2014-A, A 144A 3.220%, 3/17/31(3)	3,229	3,209
Hardee’s Funding LLC 2018-1A, A2I 144A 4.250%, 6/20/48(3)	20,743	20,975
Hilton Grand Vacations Trust
2013-A, A 144A 2.280%, 1/25/26(3)	2,590	2,578
2014-AA, A 144A 1.770%, 11/25/26(3)	4,093	4,027
2017-AA, A 144A 2.660%, 12/26/28(3)	4,379	4,334
2018-AA, A 144A 3.540%, 2/25/32(3)	6,669	6,689
See Notes to Schedule of Investments.

Newfleet Multi-Sector Short Term Bond
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Other—continued
HOA Funding LLC 2014-1A, A2 144A 4.846%, 8/20/44(3)	$11,799	$11,751
Kabbage Asset Securitization LLC 2017-1, A 144A 4.571%, 3/15/22(3)	7,500	7,550
Lendmark Funding Trust 2018-2A, A 144A 4.230%, 4/20/27(3)	8,445	8,592
Mariner Finance Issuance Trust 2018-AA, A 144A 4.200%, 11/20/30(3)	10,000	10,109
Marlette Funding Trust
2018-1A, A 144A 2.610%, 3/15/28(3)	4,546	4,531
2018-3A, A 144A 3.200%, 9/15/28(3)	6,813	6,805
Marriott Vacation Club Owner Trust 2012-1A, A 144A 2.510%, 5/20/30(3)	4,804	4,775
MVW Owner Trust
2015-1A, B 144A 2.960%, 12/20/32(3)	628	618
2016-1A, A 144A 2.250%, 12/20/33(3)	2,978	2,904
2017-1A, A 144A 2.420%, 12/20/34(3)	2,904	2,846
OnDeck Asset Securitization Trust LLC 2018-1A, A 144A 3.500%, 4/18/22(3)	9,380	9,391
OneMain Financial Issuance Trust
2017-1A, A1 144A 2.370%, 9/14/32(3)	5,500	5,415
2018-1A, A 144A 3.300%, 3/14/29(3)	15,360	15,371
Oportun Funding IX LLC 2018-B, A 144A 3.910%, 7/8/24(3)	8,455	8,454
Oportun Funding VIII LLC 2018-A, A 144A 3.610%, 3/8/24(3)	8,745	8,666
Orange Lake Timeshare Trust
2014-AA, A 144A 2.290%, 7/9/29(3)	1,280	1,260
2015-AA, A 144A 2.880%, 9/8/27(3)	3,104	3,047
2018-A, A 144A 3.100%, 11/8/30(3)	5,214	5,185
Prosper Marketplace Issuance Trust
2017-1A, B 144A 3.650%, 6/15/23(3)	12,059	12,051
2017-2A, B 144A 3.480%, 9/15/23(3)	16,905	16,878
2018-1A, A 144A 3.110%, 6/17/24(3)	3,353	3,347
2018-2A, B 144A 3.960%, 10/15/24(3)	17,400	17,456
Regional Management Issuance Trust 2018-2, A 144A 4.560%, 1/18/28(3)	3,100	3,116
Sierra Timeshare Conduit Receivables Funding LLC 2017-1A, A 144A 2.910%, 3/20/34(3)	4,138	4,100
Sierra Timeshare Receivables Funding LLC
2014-2A, A 144A 2.050%, 6/20/31(3)(5)	1,076	1,074
2016-1A, A 144A 3.080%, 3/21/33(3)	2,449	2,436
2016-2A, A 144A 2.330%, 7/20/33(3)	2,301	2,238
	Par Value	Value

Other—continued
2018-2A, A 144A 3.500%, 6/20/35(3)	$ 5,815	$ 5,869
SoFi Consumer Loan Program LLC
2016-3, A 144A 3.050%, 12/26/25(3)	8,112	8,095
2017-1, A 144A 3.280%, 1/26/26(3)	9,693	9,688
2017-3, A 144A 2.770%, 5/25/26(3)	7,331	7,266
2017-5, A2 144A 2.780%, 9/25/26(3)	14,080	13,952
2017-6, A2 144A 2.820%, 11/25/26(3)	12,870	12,764
SoFi Consumer Loan Program Trust 2018-2, A2 144A 3.350%, 4/26/27(3)	18,425	18,399
Springleaf Funding Trust 2016-AA, A 144A 2.900%, 11/15/29(3)	11,320	11,255
TGIF Funding LLC 2017-1A, A2 144A 6.202%, 4/30/47(3)	16,645	16,618
TRIP Rail Master Funding LLC 2017-1A, A1 144A 2.709%, 8/15/47(3)	7,824	7,758
Upstart Securitization Trust 2018-1, B 144A 3.887%, 8/20/25(3)	5,218	5,206
Volvo Financial Equipment LLC 2017-1A, B 144A 2.400%, 1/18/22(3)	3,600	3,559
VSE VOI Mortgage LLC
2016-A, A 144A 2.540%, 7/20/33(3)	3,547	3,488
2017-A, A 144A 2.330%, 3/20/35(3)	7,496	7,321
Welk Resorts LLC
2013-AA, A 144A 3.100%, 3/15/29(3)	1,312	1,303
2015-AA, A 144A 2.790%, 6/16/31(3)	2,883	2,844
Wendy’s Funding LLC
2015-1A, A2II 144A 4.080%, 6/15/45(3)	9,281	9,275
2018-1A, A2I 144A 3.573%, 3/15/48(3)	9,380	8,990
Westgate Resorts LLC
2016-1A, A 144A 3.500%, 12/20/28(3)	4,373	4,365
2018-1A, A 144A 3.380%, 12/20/31(3)	5,685	5,683
		525,033

Student Loan—0.3%
DRB Prime Student Loan Trust 2015-D, A3 144A 2.500%, 1/25/36(3)	1,131	1,126
Earnest Student Loan Program LLC 2017-A, A2 144A 2.650%, 1/25/41(3)	3,688	3,656
Navient Private Education Loan Trust 2017-A, A2A 144A 2.880%, 12/16/58(3)	3,150	3,081
SLM Private Education Loan Trust
2013-B, A2A 144A 1.850%, 6/17/30(3)	1,613	1,604
2013-C, A2A 144A 2.940%, 10/15/31(3)	1,271	1,270
See Notes to Schedule of Investments.

Newfleet Multi-Sector Short Term Bond
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Student Loan—continued
SoFi Professional Loan Program LLC
2015-A, A2 144A 2.420%, 3/25/30(3)	$ 1,399	$ 1,386
2017-B, A1FX 144A 1.830%, 5/25/40(3)	2,484	2,468
2017-C, A2A 144A 1.750%, 7/25/40(3)	2,517	2,497
		17,088

Total Asset-Backed Securities (Identified Cost $1,448,826)		1,444,395

Corporate Bonds and Notes—33.0%
Communication Services—3.5%
Altice France S.A.
144A 7.375%, 5/1/26(3)	3,670	3,367
144A 8.125%, 2/1/27(3)	800	754
AT&T, Inc.
2.800%, 2/17/21	7,485	7,388
(3 month LIBOR + 0.890%) 3.504%, 2/15/23(5)	8,918	8,759
(3 month LIBOR + 1.180%) 3.956%, 6/12/24(5)	21,430	20,787
Axtel SAB de C.V. 144A 6.375%, 11/14/24(3)	9,450	8,963
Charter Communications Operating LLC 4.500%, 2/1/24	10,990	10,973
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	19,688	19,196
Comcast Corp.
3.950%, 10/15/25	7,447	7,539
(3 month LIBOR + 0.440%) 3.237%, 10/1/21(5)	2,633	2,608
(3 month LIBOR + 0.630%) 3.038%, 4/15/24(5)	880	860
CSC Holdings LLC 144A 5.375%, 7/15/23(3)	8,250	8,051
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	10,365	6,996
Digicel Ltd. 144A 6.750%, 3/1/23(3)	7,745	6,128
Discovery Communications LLC
2.200%, 9/20/19	7,185	7,110
3.300%, 5/15/22	11,200	10,974
DISH DBS Corp. 5.875%, 7/15/22	11,015	10,134
Frontier Communications Corp.
8.500%, 4/15/20	3,200	2,832
8.875%, 9/15/20	3,380	2,991
7.625%, 4/15/24	10,600	5,459
Motorola Solutions, Inc.
3.750%, 5/15/22	2,149	2,133
3.500%, 3/1/23	11,099	10,728
Sprint Spectrum Co., LLC
144A 3.360%, 9/20/21(3)	12,891	12,730
144A 4.738%, 3/20/25(3)	11,355	11,142
Verizon Communications, Inc.
3.125%, 3/16/22	9,017	8,956
	Par Value	Value

Communication Services—continued
(3 month LIBOR + 1.100%) 3.716%, 5/15/25(5)	$25,561	$ 24,785
		222,343

Consumer Discretionary—1.8%
Alibaba Group Holding Ltd. 2.500%, 11/28/19	6,600	6,564
Aptiv Corp. 4.150%, 3/15/24	17,960	17,977
Boyd Gaming Corp. 6.375%, 4/1/26	6,635	6,419
Bunge Ltd. Finance Corp. 4.350%, 3/15/24	14,290	14,040
Dollar Tree, Inc. (3 month LIBOR + 0.700%) 3.149%, 4/17/20(5)	4,850	4,819
General Motors Financial Co., Inc.
3.500%, 7/10/19	9,715	9,714
4.200%, 3/1/21	7,300	7,295
3.550%, 4/9/21	2,847	2,807
GLP Capital LP 5.250%, 6/1/25	13,175	13,082
Horton (D.R.), Inc. 4.750%, 2/15/23	10,550	10,686
International Game Technology plc 144A 6.250%, 2/15/22(3)	5,190	5,203
Scientific Games International, Inc. 144A 5.000%, 10/15/25(3)	7,150	6,381
TRI Pointe Group, Inc. 5.875%, 6/15/24	10,130	9,041
		114,028

Consumer Staples—1.7%
Anheuser-Busch InBev Worldwide, Inc. (3 month LIBOR + 0.740%) 3.165%, 1/12/24(5)	4,943	4,798
BAT Capital Corp.
2.297%, 8/14/20	7,230	7,058
2.764%, 8/15/22	14,195	13,408
3.222%, 8/15/24	7,160	6,594
Campbell Soup Co.
3.300%, 3/15/21	4,613	4,589
3.650%, 3/15/23	11,370	11,087
Conagra Brands, Inc. 4.300%, 5/1/24	17,135	17,030
CVS Health Corp.
3.700%, 3/9/23	15,619	15,451
(3 month LIBOR + 0.720%) 3.487%, 3/9/21(5)	6,510	6,458
Kraft Heinz Foods Co. (The)
3.500%, 7/15/22	4,543	4,477
4.000%, 6/15/23	14,660	14,621
		105,571

Energy—4.2%
Afren plc 144A 11.500%, 2/1/16(1)(3)(6)	4,674	2
Anadarko Finance Co. 7.500%, 5/1/31	3,000	3,550
Anadarko Petroleum Corp. 4.850%, 3/15/21	3,062	3,135
See Notes to Schedule of Investments.

Newfleet Multi-Sector Short Term Bond
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Energy—continued
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(3)	$ 6,070	$ 5,857
California Resources Corp. 144A 8.000%, 12/15/22(3)(4)	11,930	8,083
Callon Petroleum Co. 6.125%, 10/1/24	9,266	8,617
Cheniere Corpus Christi Holdings LLC 7.000%, 6/30/24	7,155	7,548
Citgo Holding, Inc. 144A 10.750%, 2/15/20(3)	6,650	6,783
CITGO Petroleum Corp. Senior Secured Notes 144A 6.250%, 8/15/22(3)	6,973	6,746
CNOOC Finance Property Ltd. 2.625%, 5/5/20	5,800	5,743
Continental Resources, Inc.
5.000%, 9/15/22	4,027	3,998
4.500%, 4/15/23	6,535	6,431
Ecopetrol S.A. 5.875%, 9/18/23	16,725	17,436
Enbridge Energy Partners LP 4.375%, 10/15/20	3,930	3,975
Encana Corp.
3.900%, 11/15/21	7,960	7,966
8.125%, 9/15/30	8,110	10,220
Energy Transfer LP
4.250%, 3/15/23	6,430	6,189
5.875%, 1/15/24	10,155	10,367
Energy Transfer Partners LP
5.000%, 10/1/22	15,564	15,883
4.500%, 11/1/23	4,855	4,857
EP Energy LLC
144A 9.375%, 5/1/24(3)	7,130	3,173
144A 8.000%, 11/29/24(3)(4)	7,660	5,707
Kinder Morgan, Inc. 144A 5.625%, 11/15/23(3)	20,300	21,480
Pertamina Persero PT 144A 4.300%, 5/20/23(3)	15,000	14,765
Petrobras Global Finance BV 5.299%, 1/27/25	10,890	10,400
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(3)	9,545	1,436
Petroleos Mexicanos 4.875%, 1/24/22	20,450	19,908
PTTEP Treasury Center Co., Ltd. 144A 4.875%, (3)(7)	3,007	2,992
Range Resources Corp.
5.000%, 3/15/23	5,235	4,607
4.875%, 5/15/25	15,135	12,411
Sabine Pass Liquefaction LLC
5.625%, 2/1/21	8,000	8,241
6.250%, 3/15/22	8,415	8,848
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(3)	3,955	3,787
Transocean, Inc. 144A 9.000%, 7/15/23(3)	3,680	3,662
Weatherford International Ltd. 9.875%, 2/15/24(4)	4,795	2,949
		267,752

Financials—10.2%
AerCap Ireland Capital Ltd. 3.950%, 2/1/22	3,670	3,604
	Par Value	Value

Financials—continued
Ares Capital Corp.
3.625%, 1/19/22	$ 4,475	$ 4,344
3.500%, 2/10/23	7,365	7,000
4.250%, 3/1/25	407	388
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	14,195	13,730
Aviation Capital Group LLC 144A 3.875%, 5/1/23(3)	18,262	17,891
Bank of America Corp.
5.490%, 3/15/19	2,868	2,881
4.200%, 8/26/24	10,473	10,386
(3 month LIBOR + 0.770%) 3.352%, 2/5/26(5)	11,312	10,694
(3 month LIBOR + 1.000%) 3.487%, 4/24/23(5)	14,445	14,289
Bank of Baroda 144A 4.875%, 7/23/19(3)	11,775	11,840
Barclays plc 3.200%, 8/10/21	10,345	10,054
BBVA Banco Continental S.A. REGS 5.000%, 8/26/22(2)	16,280	16,524
Capital One N.A.
2.400%, 9/5/19	5,000	4,970
2.950%, 7/23/21	14,425	14,194
Citigroup, Inc.
2.350%, 8/2/21	6,604	6,415
3.200%, 10/21/26	2,927	2,703
(3 month LIBOR + 1.250%) 4.047%, 7/1/26(5)	21,935	21,420
(3 month LIBOR + 1.430%) 4.168%, 9/1/23(5)	7,115	7,119
Corp Financiera de Desarrollo SA 144A 4.750%, 7/15/25(3)	6,000	5,955
Development Bank of Kazakhstan JSC 144A 8.950%, 5/4/23(3)	3,330,000	7,495
Discover Bank 8.700%, 11/18/19	1,750	1,825
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	14,685	14,681
First Tennessee Bank N.A. 2.950%, 12/1/19	4,500	4,465
FS KKR Capital Corp. 4.250%, 1/15/20	4,528	4,532
Goldman Sachs Group, Inc. (The)
2.350%, 11/15/21	4,425	4,266
4.250%, 10/21/25	24,315	23,295
(3 month LIBOR + 1.170%) 3.786%, 5/15/26(5)	28,975	27,810
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	16,359	16,462
HSBC Holdings plc
2.950%, 5/25/21	10,000	9,859
(3 month LIBOR + 1.500%) 4.295%, 1/5/22(5)	6,524	6,589
Huntington Bancshares, Inc. 7.000%, 12/15/20	17,065	18,216
ICAHN Enterprises LP 6.250%, 2/1/22	10,285	10,156
Industrial & Commercial Bank of China Ltd.
3.231%, 11/13/19	6,275	6,266
2.957%, 11/8/22	14,880	14,519
(3 month LIBOR + 0.750%) 3.341%, 11/8/20(5)	630	629
See Notes to Schedule of Investments.

Newfleet Multi-Sector Short Term Bond
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Financials—continued
iStar, Inc. 5.250%, 9/15/22	$ 7,285	$ 6,811
Jefferies Group LLC 6.875%, 4/15/21	2,594	2,760
JPMorgan Chase & Co.
2.295%, 8/15/21	4,495	4,385
(3 month LIBOR + 0.900%) 3.390%, 4/25/23(5)	18,055	17,820
JPMorgan Chase Bank N.A. 1.650%, 9/23/19	8,805	8,724
Lincoln National Corp. (3 month LIBOR + 2.040%) 4.509%, 4/20/67(5)(8)	2,885	2,249
Macquarie Group Ltd. 144A 6.000%, 1/14/20(3)	10,950	11,239
Mizuho Financial Group, Inc. 144A 2.632%, 4/12/21(3)	32,105	31,495
Morgan Stanley
(3 month LIBOR + 0.930%) 3.399%, 7/22/22(5)	18,055	17,802
(3 month LIBOR + 1.400%) 3.887%, 10/24/23(5)	25,080	24,958
Navient Corp.
6.500%, 6/15/22	8,220	7,659
7.250%, 9/25/23	3,620	3,321
S&P Global, Inc. 3.300%, 8/14/20	15,097	15,124
Santander Holdings USA, Inc.
2.650%, 4/17/20	6,958	6,867
4.450%, 12/3/21	17,086	17,381
3.700%, 3/28/22	5,808	5,704
SBA Tower Trust
144A 3.156%, 10/8/20(3)	6,050	5,990
144A 3.168%, 4/11/22(3)	18,490	18,173
Sberbank of Russia REGS 5.717%, 6/16/21(2)(9)	7,000	7,092
Springleaf Finance Corp. 6.875%, 3/15/25	7,875	7,048
Toronto-Dominion Bank (The) 2.125%, 4/7/21	11,005	10,769
Turkiye Vakiflar Bankasi TAO 144A 5.625%, 5/30/22(3)	8,665	7,807
UBS Group Funding Switzerland AG 144A 2.650%, 2/1/22(3)	8,475	8,202
Wells Fargo & Co.
2.500%, 3/4/21	7,465	7,345
(3 month LIBOR + 1.230%) 3.757%, 10/31/23(5)	10,770	10,737
Wells Fargo Bank N.A.
2.150%, 12/6/19	8,310	8,235
3.550%, 8/14/23	9,555	9,520
		642,683

Health Care—3.0%
AbbVie, Inc.
2.500%, 5/14/20	11,705	11,592
3.375%, 11/14/21	1,901	1,900
3.200%, 11/6/22	1,940	1,911
3.750%, 11/14/23	3,000	2,985
Allergan Funding SCS
3.000%, 3/12/20	2,825	2,814
3.450%, 3/15/22	3,815	3,756
	Par Value	Value

Health Care—continued
Anthem, Inc.
2.950%, 12/1/22	$ 7,557	$ 7,369
3.500%, 8/15/24	7,475	7,331
3.350%, 12/1/24	5,452	5,311
Bausch Health Cos., Inc. 144A 6.500%, 3/15/22(3)	2,190	2,204
Bayer US Finance II LLC
144A 3.500%, 6/25/21(3)	10,800	10,723
(3 month LIBOR + 0.630%) 144A 3.452%, 6/25/21(3)(5)	10,690	10,548
Becton Dickinson & Co.
2.894%, 6/6/22	11,831	11,458
3.363%, 6/6/24	7,740	7,434
(3 month LIBOR + 0.875%) 3.678%, 12/29/20(5)	6,257	6,194
Cardinal Health, Inc. 2.616%, 6/15/22	10,985	10,582
Cigna Corp.
144A 3.750%, 7/15/23(3)	8,938	8,908
144A 4.125%, 11/15/25(3)	740	739
(3 month LIBOR + 0.890%) 144A 3.326%, 7/15/23(3)(5)	7,542	7,427
Elanco Animal Health, Inc.
144A 3.912%, 8/27/21(3)	1,691	1,701
144A 4.272%, 8/28/23(3)	4,227	4,223
Endo Dac 144A 6.000%, 7/15/23(3)	720	549
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(3)	2,590	2,617
HCA, Inc. 5.375%, 2/1/25	7,250	7,069
Shire Acquisitions Investments Ireland DAC 2.400%, 9/23/21	9,275	8,968
Takeda Pharmaceutical Co., Ltd. 144A 4.000%, 11/26/21(3)	10,075	10,212
Tenet Healthcare Corp.
4.625%, 7/15/24	4,350	4,046
5.125%, 5/1/25	4,765	4,443
Teva Pharmaceutical Finance Netherlands III B.V. 6.000%, 4/15/24	800	771
Zimmer Biomet Holdings, Inc. 3.150%, 4/1/22	25,115	24,554
		190,339

Industrials—2.1%
Alfa SAB de CV 144A 5.250%, 3/25/24(3)	6,775	6,733
America West Airlines Pass-Through-Trust 2001-1, G 7.100%, 4/2/21	16,532	17,235
Ashtead Capital, Inc. 144A 4.125%, 8/15/25(3)	13,800	12,627
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	11,420	10,706
CNH Industrial N.V. 4.500%, 8/15/23	15,130	15,204
Continental Airlines Pass-Through-Trust 1999-2, C2 6.236%, 3/15/20	3,729	3,777
Doric Nimrod Air Alpha Pass-Through-Trust
2012-1, A 144A 5.125%, 11/30/22(3)	8,560	8,885
2013-1, A 144A 5.250%, 5/30/23(3)	12,074	11,985
See Notes to Schedule of Investments.

Newfleet Multi-Sector Short Term Bond
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Industrials—continued
Hawaiian Airlines Pass-Through Certificates 2013-1, B 4.950%, 1/15/22	$ 5,956	$ 5,940
Latam Finance Ltd. 144A 6.875%, 4/11/24(3)	6,345	6,248
Norwegian Air Shuttle ASA Pass Through Trust 2016-1, A 144A 4.875%, 5/10/28(3)	7,761	7,560
Penske Truck Leasing Co., LP
144A 4.125%, 8/1/23(3)	7,770	7,756
REGS 2.500%, 6/15/19(2)	3,470	3,454
TransDigm, Inc. 6.500%, 7/15/24	11,820	11,495
		129,605

Information Technology—1.3%
Analog Devices, Inc. 2.950%, 1/12/21	18,570	18,407
Broadcom Corp.
2.375%, 1/15/20	10,660	10,526
2.650%, 1/15/23	9,730	9,055
Dell International LLC 144A 5.450%, 6/15/23(3)	10,540	10,725
Hewlett Packard Enterprise Co.
3.500%, 10/5/21	4,545	4,557
(3 month LIBOR + 0.720%) 3.515%, 10/5/21(5)	2,830	2,805
Radiate Holdco LLC 144A 6.875%, 2/15/23(3)	3,635	3,299
Tencent Holdings Ltd. 144A 2.985%, 1/19/23(3)	7,050	6,851
VMware, Inc.
2.300%, 8/21/20	4,567	4,472
2.950%, 8/21/22	11,670	11,123
		81,820

Materials—2.5%
Anglo American Capital plc 144A 3.625%, 9/11/24(3)	18,490	17,453
ArcelorMittal 6.125%, 6/1/25	12,910	13,517
DowDuPont, Inc.
3.766%, 11/15/20	2,732	2,758
(3 month LIBOR + 0.710%) 3.417%, 11/15/20(5)	4,552	4,550
Equate Petrochemical BV 144A 3.000%, 3/3/22(3)	9,535	9,201
FMG Resources August 2006 Pty Ltd. 144A 5.125%, 3/15/23(3)(4)	9,330	8,770
Glencore Funding LLC 144A 4.125%, 5/30/23(3)	17,615	17,298
James Hardie International Finance DAC 144A 4.750%, 1/15/25(3)	12,975	11,807
NOVA Chemicals Corp.
144A 4.875%, 6/1/24(3)	7,565	6,827
144A 5.000%, 5/1/25(3)	15,350	13,815
Reynolds Group Issuer, Inc. 144A 7.000%, 7/15/24(3)	10,150	9,668
Rusal Capital Designated Activity Co. 144A 5.125%, 2/2/22(3)	17,980	13,485
SABIC Capital II BV 144A 4.000%, 10/10/23(3)	8,700	8,656
	Par Value	Value

Materials—continued
Syngenta Finance NV
144A 3.698%, 4/24/20(3)	$ 8,635	$ 8,571
144A 3.933%, 4/23/21(3)	8,635	8,517
		154,893

Real Estate—1.3%
Alexandria Real Estate Equities, Inc. 4.000%, 1/15/24	9,892	10,005
Brixmor Operating Partnership LP 3.875%, 8/15/22	5,570	5,553
Healthcare Trust of America Holdings LP 2.950%, 7/1/22	17,890	17,388
Hospitality Properties Trust 4.500%, 6/15/23	4,445	4,483
Office Properties Income Trust
3.750%, 8/15/19	2,905	2,908
4.000%, 7/15/22	7,345	7,228
Select Income REIT 4.150%, 2/1/22	18,910	18,704
Senior Housing Properties Trust 3.250%, 5/1/19	6,685	6,652
Ventas Realty LP 2.700%, 4/1/20	2,948	2,922
Welltower, Inc. 4.125%, 4/1/19	4,100	4,101
		79,944

Utilities—1.4%
American Electric Power Co., Inc. Series I 3.650%, 12/1/21	7,902	7,961
Eskom Holdings SOC Ltd. 144A 5.750%, 1/26/21(3)	9,900	9,326
Exelon Corp.
2.850%, 6/15/20	18,845	18,693
3.497%, 6/1/22	8,261	8,072
PNM Resources, Inc. 3.250%, 3/9/21	11,070	10,981
PSEG Power LLC 3.850%, 6/1/23	18,125	18,139
TerraForm Power Operating LLC 144A 4.250%, 1/31/23(3)	18,640	17,382
Texas Competitive Electric Holdings Co. 144A 0.000%, 10/1/20(3)(10)	5,925	4
Toledo Edison Co. (The) 7.250%, 5/1/20	224	235
		90,793

Total Corporate Bonds and Notes (Identified Cost $2,160,339)		2,079,771

Leveraged Loans(5)—12.6%
Aerospace—0.6%
American Airlines, Inc. Tranche B (1 month LIBOR + 2.000%) 4.522%, 4/28/23	15,744	14,943
Atlantic Aviation FBO, Inc. (1 month LIBOR + 3.750%) 6.130%, 12/6/25	2,335	2,312
TransDigm, Inc.
Tranche E (1 month LIBOR + 2.500%) 5.022%, 5/30/25	3,320	3,125
See Notes to Schedule of Investments.

Newfleet Multi-Sector Short Term Bond
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Aerospace—continued
Tranche F (1 month LIBOR + 2.500%) 5.022%, 6/9/23	$18,030	$16,971
		37,351

Chemicals—0.2%
Ineos U.S. Finance LLC (1 month LIBOR + 2.000%) 4.522%, 4/1/24	5,915	5,575
New Arclin U.S. Holding Corp. First Lien (1 month LIBOR + 3.500%) 6.022%, 2/14/24	5,269	5,043
		10,618

Consumer Durables—0.3%
Fluidra, S.A. (1 month LIBOR + 2.250%) 4.772%, 7/2/25	6,794	6,565
Global Appliance, Inc. Tranche B (1 month LIBOR + 4.000%) 6.530%, 9/29/24	10,571	9,963
		16,528

Consumer Non-Durables—0.3%
Herbalife Nutrition Ltd. Tranche B (1 month LIBOR + 3.250%) 5.772%, 8/18/25	2,549	2,474
Kronos Acquisition Intermediate, Inc. (1 month LIBOR + 4.000%) 6.522%, 5/15/23	14,188	13,346
		15,820

Energy—0.4%
Medallion Midland Acquisition LLC (1 month LIBOR + 3.250%) 5.772%, 10/30/24	7,405	6,970
Paragon Offshore Finance Co. (3 month LIBOR + 2.750%) 0.000%, 7/16/21(1)(10)(11)	66	— (12)
Seadrill Operating LP (3 month LIBOR + 6.000%) 8.803%, 2/21/21	8,234	6,428
Traverse Midstream Partners LLC (3 month LIBOR + 4.000%) 6.600%, 9/27/24	11,475	10,987
		24,385

Financial—0.9%
Asurion LLC
Tranche B-6 (1 month LIBOR + 3.000%) 5.522%, 11/3/23	6,906	6,604
Tranche B-7 (1 month LIBOR + 3.000%) 5.522%, 11/3/24	7,025	6,707
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 5.522%, 6/15/25	9,776	9,281
Delos Finance S.a.r.l. (3 month LIBOR + 1.750%) 4.553%, 10/6/23	16,529	16,041
FinCo I LLC 2018 (1 month LIBOR + 2.000%) 4.522%, 12/27/22	4,351	4,214
	Par Value	Value

Financial—continued
iStar, Inc. (1 month LIBOR + 2.750%) 5.175%, 6/28/23	$12,034	$11,523
		54,370

Food / Tobacco—0.5%
Aramark Intermediate HoldCo Corp.
Tranche B-2 (1 month LIBOR + 1.750%) 4.272%, 3/28/24	4,862	4,703
Tranche B-3 (1 month LIBOR + 1.750%) 4.272%, 3/11/25	7,219	6,996
Chobani LLC First Lien (1 month LIBOR + 3.500%) 6.022%, 10/10/23	6,306	5,861
H-Food Holdings, LLC (1 month LIBOR + 3.688%) 6.210%, 5/23/25	2,373	2,271
Hostess Brands LLC Tranche B (3 month LIBOR + 2.250%) 4.775%, 8/3/22	14,425	13,703
		33,534

Food and Drug—0.4%
Albertson’s LLC
Tranche B-5 (3 month LIBOR + 3.000%) 5.822%, 12/21/22	2,134	2,044
Tranche B-7 (1 month LIBOR + 3.000%) 5.522%, 11/17/25	22,944	21,711
		23,755

Forest Prod / Containers—0.1%
Berry Global Group, Inc.
Tranche Q (1 month LIBOR + 2.000%) 4.387%, 10/1/22	6,109	5,956
Tranche R (1 month LIBOR + 2.000%) 4.387%, 1/19/24	1,027	998
Spectrum Holdings III Corp. First Lien (1 month LIBOR + 3.250%) 5.772%, 1/31/25	2,682	2,549
		9,503

Gaming / Leisure—1.4%
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 5.272%, 12/23/24	14,226	13,637
Eldorado Resorts, Inc. (2 month LIBOR + 2.000%) 4.500%, 4/17/24	4,794	4,574
GVC Holdings plc Tranche B-2 (1 month LIBOR + 2.500%) 5.022%, 3/29/24	10,436	10,119
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 4.256%, 10/25/23	9,796	9,429
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 5.270%, 4/29/24	18,472	17,208
Scientific Games International, Inc. Tranche B-5 (2 month LIBOR + 2.750%) 5.259%, 8/14/24	7,459	6,982
Seminole Tribe of Florida Tranche B (1 month LIBOR + 1.750%) 4.272%, 7/8/24	8,373	8,181
See Notes to Schedule of Investments.

Newfleet Multi-Sector Short Term Bond
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—continued
UFC Holdings LLC First Lien (1 month LIBOR + 3.250%) 5.780%, 8/18/23	$ 8,942	$ 8,691
Wyndham Hotels & Resorts, Inc. Tranche B (1 month LIBOR + 1.750%) 0.000%, 5/30/25(11)	8,099	7,775
		86,596

Healthcare—1.1%
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 5.129%, 11/27/25	2,084	1,973
(1 month LIBOR + 3.000%) 5.379%, 6/2/25	9,995	9,526
Change Healthcare Holdings, Inc. (1 month LIBOR + 2.750%) 5.272%, 3/1/24	4,947	4,681
Endo Luxembourg Finance Co. S.a.r.l. (1 month LIBOR + 4.250%) 6.813%, 4/29/24	3,645	3,444
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 6.272%, 10/10/25	14,789	13,748
Iqvia, Inc. Tranche B-3 (1 month LIBOR + 1.750%) 4.272%, 6/11/25	14,437	13,905
Prospect Medical Holdings, Inc. Tranche B-1 (1 month LIBOR + 5.500%) 7.938%, 2/22/24	6,853	6,751
Surgery Partners LLC (1 month LIBOR + 3.250%) 5.780%, 9/2/24	8,754	8,311
Syneos Health, Inc. Tranche B (1 month LIBOR + 2.000%) 4.522%, 8/1/24	6,006	5,784
		68,123

Housing—0.4%
Capital Automotive LP
Tranche B (1 month LIBOR + 6.000%) 8.522%, 3/24/25	3,937	3,876
Tranche B-2 (1 month LIBOR + 2.500%) 5.030%, 3/25/24	822	788
CPG International LLC (3 month LIBOR + 3.750%) 6.633%, 5/5/24	11,940	11,433
Quikrete Holdings, Inc. First Lien (1 month LIBOR + 2.750%) 5.272%, 11/15/23	10,684	10,156
		26,253

Information Technology—1.0%
Kronos, Inc.
First Lien (3 month LIBOR + 3.000%) 5.541%, 11/1/23	17,543	16,637
Second Lien (3 month LIBOR + 8.250%) 10.791%, 11/1/24	3,287	3,240
Presidio Holdings, Inc. Tranche B (3 month LIBOR + 2.750%) 5.209%, 2/2/24	6,007	5,756
Renaissance Holding Corp. First Lien (1 month LIBOR + 3.250%) 5.772%, 5/30/25	15,189	14,059
	Par Value	Value

Information Technology—continued
Science Applications International Corp. Tranche B (1 month LIBOR + 1.750%) 4.272%, 10/31/25	$ 2,150	$ 2,048
SS&C Technologies Holdings, Inc.
Tranche B-3 (1 month LIBOR + 2.250%) 4.772%, 4/16/25	14,402	13,558
Tranche B-4 (1 month LIBOR + 2.250%) 4.772%, 4/16/25	5,463	5,143
Tranche B-5 (1 month LIBOR + 2.250%) 4.772%, 4/16/25	3,815	3,594
		64,035

Manufacturing—0.1%
CPI Acquisition, Inc. First Lien (3 month LIBOR + 4.500%) 7.020%, 8/17/22	11,746	7,376
Media / Telecom - Broadcasting—0.2%
Sinclair Television Group, Inc. Tranche B (1 month LIBOR + 2.250%) 4.780%, 1/3/24	11,255	10,664
Media / Telecom - Cable/Wireless Video—1.0%
Charter Communications Operating LLC Tranche B (1 month LIBOR + 2.000%) 4.530%, 4/30/25	28,987	27,723
CSC Holdings LLC
(1 month LIBOR + 2.250%) 4.759%, 7/17/25	10,826	10,247
(3 month LIBOR + 2.250%) 4.745%, 1/15/26	7,330	6,927
Telenet Financing USD LLC (1 month LIBOR + 2.250%) 4.705%, 8/15/26	10,545	10,010
Virgin Media Bristol LLC (1 month LIBOR + 2.500%) 4.955%, 1/15/26	6,845	6,468
		61,375

Media / Telecom - Diversified Media—0.6%
CDS US Intermediate Holdings, Inc. Tranche B (1 month LIBOR + 3.750%) 6.413%, 7/8/22	14,209	13,208
Crown Finance US, Inc. (1 month LIBOR + 2.500%) 5.022%, 2/28/25	12,093	11,408
McGraw-Hill Global Education Holdings LLC Tranche B (1 month LIBOR + 4.000%) 6.522%, 5/4/22	8,604	7,746
Meredith Corp. Tranche B-1 (1 month LIBOR + 2.750%) 5.272%, 1/31/25	7,715	7,477
		39,839

Media / Telecom - Telecommunications—1.0%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 5.272%, 1/31/25	12,139	11,301
Frontier Communications Corp. Tranche B-1 (1 month LIBOR + 3.750%) 6.280%, 6/15/24	11,564	10,704
See Notes to Schedule of Investments.

Newfleet Multi-Sector Short Term Bond
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Media / Telecom - Telecommunications—continued
Level 3 Financing, Inc. Tranche B (1 month LIBOR + 2.250%) 4.754%, 2/22/24	$11,304	$10,711
Numericable U.S. LLC Tranche B-12 (1 month LIBOR + 3.688%) 6.143%, 1/31/26	6,751	6,252
Securus Technologies Holdings, Inc.
0.000%, 11/1/24(11)	2,872	2,753
First Lien (1 month LIBOR + 4.500%) 7.022%, 11/1/24	9,919	9,522
West Corp.
Tranche B (3 month LIBOR + 4.000%) 6.527%, 10/10/24	10,458	9,576
Tranche B-1 (3 month LIBOR + 3.500%) 6.027%, 10/10/24	4,975	4,538
		65,357

Media / Telecom - Wireless Communications—0.0%
Digicel International Finance Ltd. Tranche B (3 month LIBOR + 3.250%) 5.960%, 5/27/24	2,085	1,887
Metals / Minerals—0.3%
Covia Holdings Corp. (3 month LIBOR + 3.750%) 6.553%, 6/1/25	14,796	10,653
Graftech International Ltd. (1 month LIBOR + 3.500%) 6.022%, 2/12/25	10,817	10,223
		20,876

Service—1.3%
Advantage Sales & Marketing, Inc.
First Lien (1 month LIBOR + 3.250%) 5.772%, 7/23/21	3,884	3,412
Tranche B-2 (1 month LIBOR + 3.250%) 5.772%, 7/23/21	8,786	7,738
First Data Corp. Tranche A (1 month LIBOR + 2.000%) 4.504%, 4/26/24	28,576	27,233
GFL Environmental, Inc. (1 month LIBOR + 3.000%) 5.522%, 5/30/25	13,047	12,140
Hoya Midco LLC First Lien (1 month LIBOR + 3.500%) 6.022%, 6/30/24	12,304	11,668
Sedgwick Claims Management Services, Inc. (3 month LIBOR + 3.250%) 0.000%, 12/31/25(11)	785	748
ServiceMaster Co., LLC Tranche C (1 month LIBOR + 2.500%) 5.022%, 11/8/23	3,192	3,119
TKC Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 6.280%, 2/1/23	9,312	8,829
Trans Union LLC Tranche B-4 (1 month LIBOR + 2.000%) 4.522%, 6/19/25	8,890	8,557
		83,444

Transportation - Automotive—0.1%
Tenneco, Inc. Tranche B (1 month LIBOR + 2.750%) 5.272%, 10/1/25	6,120	5,734
	Par Value	Value

Utility—0.4%
Brookfield WEC Holdings, Inc. (Westinghouse Electric Co., LLC) First Lien (1 month LIBOR + 3.750%) 6.272%, 8/1/25	$11,285	$ 10,908
Vistra Operations Co., LLC
(1 month LIBOR + 2.000%) 4.522%, 8/4/23	5,896	5,672
(1 month LIBOR + 2.000%) 4.489%, 12/31/25	7,771	7,461
		24,041

Total Leveraged Loans (Identified Cost $842,345)		791,464

	Shares
Preferred Stocks—0.6%
Financials—0.6%
Bank of New York Mellon Corp. (The) Series E, 4.950%	12,070 (13)	11,769
Huntington Bancshares, Inc. Series E, 5.700%	7,740 (13)	6,869
JPMorgan Chase & Co. Series Z, 5.300%	3,985 (13)	3,935
Wells Fargo & Co. Series K, 6.558%	16,155 (13)	16,054
		38,627

Total Preferred Stocks (Identified Cost $39,990)		38,627

Common Stock—0.0%
Energy—0.0%
Frontera Energy Corp.(14)	148,014	1,442
Total Common Stock (Identified Cost $2,594)		1,442

Affiliated Mutual Fund—1.0%
Virtus Newfleet Credit Opportunities Fund Class R6(15)	6,989,143	62,762
Total Affiliated Mutual Fund (Identified Cost $69,865)		62,762

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(6)(14)	98,789	70
Total Rights (Identified Cost $84)		70

Total Long-Term Investments—99.3% (Identified Cost $6,466,255)		6,259,312 (16)

Securities Lending Collateral—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.292%)(17)(18)	23,564,922	23,565
See Notes to Schedule of Investments.

Newfleet Multi-Sector Short Term Bond
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
Shares	Value

Total Securities Lending Collateral (Identified Cost $23,565)	23,565

TOTAL INVESTMENTS—99.7% (Identified Cost $6,489,820)	$ 6,282,877
Other assets and liabilities, net—0.3%	18,034
NET ASSETS—100.0%	$6,300,911

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s

Foreign Currencies:
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
MXN	Mexican Peso
RUB	Russian Ruble
ZAR	South African Rand

Footnote Legend:
(1)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(2)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities amounted to a value of $3,237,042 or 51.4% of net assets.
(4)	All or a portion of security is on loan.
(5)	Variable rate security. Rate disclosed is as of December 31, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	No contractual maturity date.
(8)	Interest payments may be deferred.
(9)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(10)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(11)	This loan will settle after December 31, 2018, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(12)	Amount is less than $500.
(13)	Value shown as par value.
(14)	Non-income producing.
(15)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.
(16)	All or a portion segregated as collateral for a delayed delivery transaction.
(17)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(18)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United States	86%
Canada	2
Netherlands	1
United Kingdom	1
Japan	1
Luxembourg	1
Mexico	1
Other	7
Total	100%
† % of total investments as of December 31, 2018.
See Notes to Schedule of Investments.

Newfleet Multi-Sector Short Term Bond
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):
	Total Value at December 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$1,444,395	$ —	$1,444,395	$ —
Corporate Bonds and Notes	2,079,771	—	2,079,765	6
Foreign Government Securities	206,547	—	206,547	—
Leveraged Loans	791,464	—	791,464	—
Mortgage-Backed Securities	1,565,304	—	1,549,279	16,025
Municipal Bond	4,308	—	4,308	—
U.S. Government Securities	64,622	—	64,622	—
Equity Securities:
Preferred Stocks	38,627	—	38,627	—
Common Stock	1,442	1,442	—	—
Rights	70	—	—	70
Affiliated Mutual Fund	62,762	62,762	—	—
Securities Lending Collateral	23,565	23,565	—	—
Total Investments	$6,282,877	$87,769	$6,179,007	$16,101
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended December 31, 2018.
See Notes to Schedule of Investments.

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2018
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—2.8%
Communication Services—0.1%
DISH DBS Corp. 5.875%, 7/15/22	$ 575	$ 529
T-Mobile USA, Inc. 0.000%, 4/15/24(1)	1,090	— (2)
		529

Consumer Discretionary—0.3%
TRI Pointe Group, Inc. 4.875%, 7/1/21	1,165	1,113
Consumer Staples—0.2%
Dole Food Co., Inc. 144A 7.250%, 6/15/25(3)	855	795
Energy—0.9%
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	895	828
Chesapeake Energy Corp. 6.625%, 8/15/20	905	875
Denbury Resources, Inc.
144A 9.250%, 3/31/22(3)	298	275
144A 7.500%, 2/15/24(3)	620	499
Energy Transfer LP 4.250%, 3/15/23	515	496
EP Energy LLC 144A 8.000%, 11/29/24(3)	835	622
		3,595

Financials—0.3%
iStar, Inc. 5.250%, 9/15/22	280	262
Springleaf Finance Corp. 6.125%, 5/15/22	1,105	1,071
		1,333

Health Care—0.2%
Eagle Holding Co. II, LLC PIK Interest Capitalization, 144A 7.625%, 5/15/22(3)(4)	385	368
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(3)	435	434
		802

Information Technology—0.4%
Exela Intermediate LLC 144A 10.000%, 7/15/23(3)	1,435	1,370
Materials—0.4%
Ardagh Packaging Finance plc 144A 6.000%, 2/15/25(3)	785	725
Hexion, Inc. 6.625%, 4/15/20	645	514
NOVA Chemicals Corp.
144A 4.875%, 6/1/24(3)	290	262
	Par Value	Value

Materials—continued
144A 5.000%, 5/1/25(3)	$ 185	$ 166
		1,667

Utilities—0.0%
Texas Competitive Electric Holdings Co. 144A 0.000%, 10/1/20(1)(3)	9,165	7
Total Corporate Bonds and Notes (Identified Cost $12,392)		11,211

Leveraged Loans—105.7%
Aerospace—2.5%
American Airlines, Inc.
2018 (1 month LIBOR + 1.750%) 4.256%, 6/27/25	1,763	1,646
Tranche B (1 month LIBOR + 2.000%) 4.522%, 4/28/23	1,186	1,126
Atlantic Aviation FBO, Inc. (1 month LIBOR + 3.750%) 6.130%, 12/6/25	335	332
Ducommun, Inc. Tranche B (3 month LIBOR + 4.000%) 6.844%, 11/21/25	699	681
TransDigm, Inc.
Tranche E (1 month LIBOR + 2.500%) 5.022%, 5/30/25	233	220
Tranche F (1 month LIBOR + 2.500%) 5.022%, 6/9/23	6,510	6,127
		10,132

Chemicals—4.0%
Alpha 3 B.V. Tranche B-1 (3 month LIBOR + 3.000%) 5.803%, 1/31/24	950	901
H.B. Fuller Co. (1 month LIBOR + 2.000%) 4.470%, 10/20/24	1,142	1,072
Ineos U.S. Finance LLC (1 month LIBOR + 2.000%) 4.522%, 4/1/24	5,326	5,020
Kraton Polymers LLC (1 month LIBOR + 2.500%) 5.022%, 3/8/25	573	555
Macdermid, Inc. Tranche B-7 (1 month LIBOR + 2.500%) 5.022%, 6/7/20	1,216	1,209
New Arclin U.S. Holding Corp. First Lien (1 month LIBOR + 3.500%) 6.022%, 2/14/24	783	750
Omnova Solutions, Inc. Tranche B-2 (1 month LIBOR + 3.250%) 5.772%, 8/25/23	2,454	2,381
Platform Specialty Products Corp. (3 month LIBOR + 2.250%) 0.000%, 11/14/25(5)	2,035	1,971
Univar USA, Inc. Tranche B-3 (1 month LIBOR + 2.250%) 4.772%, 7/1/24	2,694	2,571
		16,430

Consumer Durables—1.2%
Fluidra, S.A. (1 month LIBOR + 2.250%) 4.772%, 7/2/25	1,328	1,284
Global Appliance, Inc. Tranche B (1 month LIBOR + 4.000%) 6.530%, 9/29/24	2,218	2,090
See Notes to Schedule of Investments.

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Consumer Durables—continued
Serta Simmons Bedding LLC First Lien (1 month LIBOR + 3.500%) 5.891%, 11/8/23	$1,684	$ 1,403
		4,777

Consumer Non-Durables—4.1%
American Greetings Corp. (1 month LIBOR + 4.500%) 7.006%, 4/6/24	896	879
Diamond (BC) B.V. (3 month LIBOR + 3.000%) 5.527%, 9/6/24	1,767	1,626
Energizer Holdings, Inc. Tranche B (3 month LIBOR + 2.250%) 0.000%, 12/17/25(5)	855	824
Herbalife Nutrition Ltd. Tranche B (1 month LIBOR + 3.250%) 5.772%, 8/18/25	678	658
Isagenix International LLC Senior Lien (3 month LIBOR + 5.750%) 8.553%, 6/14/25	1,599	1,546
Kronos Acquisition Intermediate, Inc. (1 month LIBOR + 4.000%) 6.522%, 5/15/23	2,663	2,505
Libbey Glass, Inc. (1 month LIBOR + 3.000%) 5.387%, 4/9/21	1,755	1,673
Parfums Holdings Co., Inc. First Lien (3 month LIBOR + 4.250%) 6.957%, 6/30/24	1,586	1,519
Revlon Consumer Products Corp. Tranche B (3 month LIBOR + 3.167%) 6.207%, 9/7/23	2,007	1,417
Rodan & Fields LLC (1 month LIBOR + 4.000%) 6.455%, 6/16/25	1,816	1,664
SRAM LLC First Lien (2 month LIBOR + 2.417%) 0.000%, 3/15/24(5)	1,217	1,156
Zep, Inc. First Lien (3 month LIBOR + 4.000%) 6.522%, 8/12/24	1,210	1,068
		16,535

Energy—3.8%
California Resources Corp. (1 month LIBOR + 4.750%) 7.256%, 12/31/22	1,000	967
Fieldwood Energy LLC
First Lien (1 month LIBOR + 5.250%) 7.772%, 4/11/22	733	683
Second Lien (1 month LIBOR + 7.250%) 9.772%, 4/11/23	989	860
Gavilan Resources LLC Second Lien (1 month LIBOR + 6.000%) 8.504%, 3/1/24	790	598
McDermott International, Inc. (1 month LIBOR + 5.000%) 7.522%, 5/12/25	1,648	1,534
Medallion Midland Acquisition LLC (1 month LIBOR + 3.250%) 5.772%, 10/30/24	1,691	1,591
Moda Ingleside Energy Center LLC (1 month LIBOR + 3.250%) 5.772%, 9/29/25	265	251
MRC Global US, Inc. 2018 Refinancing (1 month LIBOR + 3.000%) 5.522%, 9/20/24	1,698	1,639
	Par Value	Value

Energy—continued
Paragon Offshore Finance Co. (3 month LIBOR + 2.750%) 0.000%, 7/16/21(1)(6)	$ 11	$ —
Seadrill Operating LP (3 month LIBOR + 6.000%) 8.803%, 2/21/21	3,193	2,493
Traverse Midstream Partners LLC (3 month LIBOR + 4.000%) 6.600%, 9/27/24	1,930	1,848
Ultra Resources, Inc. (3 month LIBOR + 4.000%) 6.469%, 4/12/24	1,175	1,044
Weatherford International Ltd. (1 month LIBOR + 1.425%) 3.955%, 7/13/20	1,932	1,806
		15,314

Financial—3.8%
Asurion LLC
Tranche B-2, Second Lien (1 month LIBOR + 6.500%) 9.022%, 8/4/25	2,455	2,423
Tranche B-4 (1 month LIBOR + 3.000%) 5.522%, 8/4/22	1,422	1,363
Tranche B-6 (1 month LIBOR + 3.000%) 5.522%, 11/3/23	1,050	1,004
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 5.522%, 6/15/25	1,622	1,540
Ditech Holding Corp. Tranche B (1 month LIBOR + 6.000%) 8.522%, 6/30/22	3,212	2,757
Financial & Risk US Holdings, Inc. (1 month LIBOR + 3.750%) 6.272%, 10/1/25	2,100	1,995
FinCo I LLC 2018 (1 month LIBOR + 2.000%) 4.522%, 12/27/22	1,092	1,058
Genworth Holdings, Inc. (1 month LIBOR + 4.500%) 6.955%, 3/7/23	258	253
iStar, Inc. (1 month LIBOR + 2.750%) 5.175%, 6/28/23	1,837	1,758
Tempo Acquisition LLC (1 month LIBOR + 3.000%) 5.522%, 5/1/24	1,561	1,491
		15,642

Food / Tobacco—3.2%
Aramark Intermediate HoldCo Corp. Tranche B-3 (1 month LIBOR + 1.750%) 4.272%, 3/11/25	625	606
CHG PPC Parent LLC First Lien (1 month LIBOR + 2.750%) 5.272%, 3/31/25	199	191
Chobani LLC First Lien (1 month LIBOR + 3.500%) 6.022%, 10/10/23	1,440	1,338
Dole Food Co., Inc. Tranche B (1 month LIBOR + 2.583%) 5.243%, 4/6/24	2,676	2,592
H-Food Holdings, LLC (1 month LIBOR + 3.688%) 6.210%, 5/23/25	1,358	1,300
Hostess Brands LLC Tranche B (3 month LIBOR + 2.250%) 4.775%, 8/3/22	2,664	2,530
See Notes to Schedule of Investments.

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Food / Tobacco—continued
JBS USA Lux S.A. (3 month LIBOR + 2.500%) 5.260%, 10/30/22	$1,938	$ 1,860
Milk Specialties Co. (1 month LIBOR + 4.000%) 6.522%, 8/16/23	1,153	1,111
Sigma Holdco B.V. Tranche B-2 (3 month LIBOR + 3.000%) 5.398%, 7/2/25	1,497	1,414
		12,942

Food and Drug—1.1%
Albertson’s LLC
Tranche B-5 (3 month LIBOR + 3.000%) 5.822%, 12/21/22	1,994	1,911
Tranche B-7 (1 month LIBOR + 3.000%) 5.522%, 11/17/25	2,667	2,523
		4,434

Forest Prod / Containers—4.2%
Anchor Glass Container Corp.
First Lien (1 month LIBOR + 2.750%) 5.239%, 12/7/23	988	823
Second Lien (1 month LIBOR + 7.750%) 10.220%, 12/7/24	1,358	781
Berlin Packaging LLC First Lien (1 month LIBOR + 3.000%) 5.563%, 11/7/25	1,438	1,350
Berry Global Group, Inc.
Tranche Q (1 month LIBOR + 2.000%) 4.387%, 10/1/22	514	501
Tranche R (1 month LIBOR + 2.000%) 4.387%, 1/19/24	270	263
Berry Global, Inc.
Tranche S (1 month LIBOR + 1.750%) 4.137%, 2/8/20	2,324	2,280
Tranche T (1 month LIBOR + 1.750%) 0.000%, 1/6/21(5)	868	846
BWay Holding Co. (3 month LIBOR + 3.250%) 5.658%, 4/3/24	1,315	1,234
Klockner Pentaplast of America, Inc. (1 month LIBOR + 4.250%) 6.772%, 6/30/22	2,298	1,861
Reynolds Group Holdings, Inc. (1 month LIBOR + 2.750%) 5.272%, 2/5/23	3,137	2,980
Spectrum Holdings III Corp. First Lien (1 month LIBOR + 3.250%) 5.772%, 1/31/25	1,174	1,115
Tricorbraun Holding, Inc.
First Lien (3 month LIBOR + 3.750%) 6.553%, 11/30/23	1,772	1,732
First Lien (3 month LIBOR + 3.750%) 6.540%, 11/30/23(7)	178	175
Trident TPI Holdings, Inc. Tranche B-1 (1 month LIBOR + 3.250%) 5.772%, 10/17/24	1,170	1,097
		17,038

Gaming / Leisure—7.9%
Affinity Gaming (1 month LIBOR + 3.250%) 5.772%, 7/1/23	1,009	957
	Par Value	Value

Gaming / Leisure—continued
Aristocrat Leisure Ltd. Tranche B-3 (3 month LIBOR + 1.750%) 4.219%, 10/19/24	$1,640	$ 1,570
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 5.272%, 12/23/24	4,779	4,580
CBAC Borrower LLC Tranche B (1 month LIBOR + 4.000%) 6.522%, 7/8/24	1,086	1,062
CityCenter Holdings LLC Tranche B (1 month LIBOR + 2.250%) 4.772%, 4/18/24	2,232	2,109
Eldorado Resorts, Inc. (2 month LIBOR + 2.000%) 4.500%, 4/17/24	1,211	1,155
Everi Payments, Inc. Tranche B (1 month LIBOR + 3.000%) 5.522%, 5/9/24	1,803	1,742
Golden Nugget, Inc. Tranche B (3 month LIBOR + 2.750%) 5.237%, 10/4/23	2,387	2,292
GVC Holdings plc Tranche B-2 (1 month LIBOR + 2.500%) 5.022%, 3/29/24	1,434	1,391
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 4.256%, 10/25/23	2,765	2,662
MGM Growth Properties Operating Partnership LP Tranche B (1 month LIBOR + 2.000%) 4.522%, 3/21/25	2,452	2,342
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 5.270%, 4/29/24	3,042	2,834
Scientific Games International, Inc. Tranche B-5 (2 month LIBOR + 2.750%) 5.250%, 8/14/24	2,277	2,132
Stars Group Holdings B.V. (3 month LIBOR + 3.500%) 6.303%, 7/10/25	557	537
Station Casinos LLC Tranche B (1 month LIBOR + 2.500%) 5.030%, 6/8/23	2,444	2,341
UFC Holdings LLC First Lien (1 month LIBOR + 3.250%) 5.780%, 8/18/23	2,385	2,318
		32,024

Healthcare—12.5%
21st Century Oncology, Inc. Tranche B (3 month LIBOR + 6.125%) 8.565%, 1/16/23	1,320	1,185
Accelerated Health Systems LLC (1 month LIBOR + 3.500%) 5.849%, 10/31/25	1,305	1,282
AHP Health Partners, Inc. (1 month LIBOR + 4.500%) 7.022%, 6/30/25	1,632	1,603
Amneal Pharmaceuticals LLC (1 month LIBOR + 3.500%) 6.063%, 5/4/25	1,810	1,712
Avantor, Inc. Tranche B-1 (3 month LIBOR + 3.750%) 6.072%, 11/21/24	1,765	1,707
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 5.129%, 11/27/25	578	547
See Notes to Schedule of Investments.

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Healthcare—continued
(1 month LIBOR + 3.000%) 5.379%, 6/2/25	$3,456	$ 3,294
CCS-CMGC Holdings, Inc. First Lien (1 month LIBOR + 5.500%) 8.022%, 10/1/25	1,200	1,158
Change Healthcare Holdings, Inc. (1 month LIBOR + 2.750%) 5.272%, 3/1/24	2,633	2,492
CHG Healthcare Services, Inc. First Lien (3 month LIBOR + 3.000%) 5.525%, 6/7/23	955	915
Community Health Systems, Inc. Tranche H (3 month LIBOR + 3.250%) 5.957%, 1/27/21	2,008	1,926
Concordia International Corp. (1 month LIBOR + 5.500%) 7.887%, 9/6/24	746	710
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 6.272%, 10/10/25	5,037	4,682
Explorer Holdings, Inc. (3 month LIBOR + 3.750%) 6.553%, 5/2/23	423	408
Greatbatch Ltd. Tranche B (1 month LIBOR + 3.000%) 5.390%, 10/27/22	518	504
Heartland Dental LLC
(1 month LIBOR + 3.750%) 6.272%, 4/30/25	1,579	1,510
(1 month LIBOR + 3.750%) 3.750%, 4/30/25(7)	145	138
Immucor, Inc. Tranche B-3 (3 month LIBOR + 5.000%) 7.803%, 6/15/21	172	169
Iqvia, Inc. Tranche B-3 (1 month LIBOR + 1.750%) 4.272%, 6/11/25	2,109	2,032
Jaguar Holding Co. I (1 month LIBOR + 2.500%) 5.022%, 8/18/22	2,220	2,103
MedPlast Holdings, Inc. First Lien (3 month LIBOR + 3.750%) 6.553%, 7/2/25	494	486
NVA Holdings, Inc. Tranche B-3 (1 month LIBOR + 2.750%) 5.272%, 2/2/25	1,737	1,633
Ortho-Clinical Diagnostics, Inc. (1 month LIBOR + 3.250%) 5.756%, 6/30/25	3,060	2,831
Parexel International Corp. (1 month LIBOR + 2.750%) 5.272%, 9/27/24	1,802	1,624
PharMerica Corp. First Lien (1 month LIBOR + 3.500%) 5.955%, 12/6/24	1,300	1,237
Prospect Medical Holdings, Inc. Tranche B-1 (1 month LIBOR + 5.500%) 7.938%, 2/22/24	794	782
Quintiles IMS, Inc.
Tranche B-1 (3 month LIBOR + 2.000%) 4.803%, 3/7/24	913	884
Tranche B-2 (1 month LIBOR + 2.000%) 4.522%, 1/17/25	104	100
Quorum Health Corp. (1 month LIBOR + 6.750%) 9.272%, 4/29/22	861	850
Regionalcare Hospital Partners Holdings, Inc. Tranche B (3 month LIBOR + 4.500%) 7.129%, 11/16/25	1,610	1,523
Select Medical Corp. Tranche B (1 month LIBOR + 2.000%) 4.962%, 3/6/25	1,488	1,422
	Par Value	Value

Healthcare—continued
Sterigenics-Nordion Holdings LLC (1 month LIBOR + 3.000%) 5.522%, 5/15/22	$2,169	$ 2,073
Surgery Partners LLC (1 month LIBOR + 3.250%) 5.780%, 9/2/24	1,959	1,860
Syneos Health, Inc. Tranche B (1 month LIBOR + 2.000%) 4.522%, 8/1/24	977	941
U.S. Renal Care, Inc. First Lien (3 month LIBOR + 4.250%) 7.053%, 12/30/22	1,778	1,688
Universal Hospital Services (3 month LIBOR + 3.000%) 0.000%, 1/4/26(5)(7)	885	854
		50,865

Housing—5.0%
84 Lumber Co. Tranche B-1 (1 month LIBOR + 5.250%) 7.756%, 10/25/23	1,475	1,454
American Builders & Contractors Supply Co., Inc. Tranche B-2 (1 month LIBOR + 2.000%) 4.522%, 10/31/23	3,478	3,302
Capital Automotive LP
Tranche B (1 month LIBOR + 6.000%) 8.522%, 3/24/25	1,405	1,384
Tranche B-2 (1 month LIBOR + 2.500%) 5.030%, 3/25/24	511	490
CPG International LLC (3 month LIBOR + 3.750%) 6.633%, 5/5/24	4,553	4,359
HD Supply, Inc. Tranche B-2 (1 month LIBOR + 1.750%) 4.272%, 10/17/23	2,503	2,397
Quikrete Holdings, Inc. First Lien (1 month LIBOR + 2.750%) 5.272%, 11/15/23	2,487	2,364
SiteOne Landscape Supply Holding LLC Tranche E (1 month LIBOR + 2.750%) 5.210%, 10/29/24	1,757	1,708
Summit Materials LLC (1 month LIBOR + 2.000%) 4.522%, 11/21/24	3,029	2,899
		20,357

Information Technology—7.3%
Applied Systems, Inc.
First Lien (1 month LIBOR + 3.000%) 5.522%, 9/19/24	451	429
Second Lien (1 month LIBOR + 7.000%) 9.522%, 9/19/25	1,108	1,078
Blackboard, Inc. Tranche B-4 (3 month LIBOR + 5.000%) 7.780%, 6/30/21	1,916	1,772
BMC Software Finance, Inc. (3 month LIBOR + 4.250%) 7.053%, 10/2/25	3,930	3,781
Dell International LLC Tranche B (1 month LIBOR + 2.000%) 4.530%, 9/7/23	3,410	3,271
Go Daddy Operating Co. LLC Tranche B-1 (1 month LIBOR + 2.250%) 4.772%, 2/15/24	1,953	1,861
See Notes to Schedule of Investments.

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Kronos, Inc.
First Lien (3 month LIBOR + 3.000%) 5.541%, 11/1/23	$3,767	$ 3,573
Second Lien (3 month LIBOR + 8.250%) 10.791%, 11/1/24	965	951
Presidio Holdings, Inc. Tranche B (3 month LIBOR + 2.750%) 5.148%, 2/2/24	1,234	1,182
Rackspace Hosting, Inc. Tranche B (3 month LIBOR + 3.000%) 5.582%, 11/3/23	2,075	1,826
Science Applications International Corp. Tranche B (1 month LIBOR + 1.750%) 4.272%, 10/31/25	590	562
SS&C Technologies Holdings, Inc.
Tranche B-3 (1 month LIBOR + 2.250%) 4.772%, 4/16/25	3,299	3,106
Tranche B-4 (1 month LIBOR + 2.250%) 4.772%, 4/16/25	1,252	1,178
Tranche B-5 (1 month LIBOR + 2.250%) 4.772%, 4/16/25	703	662
Vertafore, Inc. First Lien (3 month LIBOR + 3.250%) 6.053%, 7/2/25	4,730	4,483
		29,715

Manufacturing—5.9%
Accudyne Industries Borrower S.C.A. (1 month LIBOR + 3.000%) 5.522%, 8/18/24	2,591	2,453
Brand Energy & Infrastructure Services, Inc. (3 month LIBOR + 4.250%) 6.735%, 6/21/24	2,325	2,202
Circor International, Inc. (1 month LIBOR + 3.500%) 5.921%, 12/11/24	1,881	1,781
CPI Acquisition, Inc. First Lien (3 month LIBOR + 4.500%) 7.020%, 8/17/22	3,967	2,491
Deliver Buyer, Inc. (3 month LIBOR + 5.000%) 7.707%, 5/1/24	1,325	1,297
Filtration Group Corp. (1 month LIBOR + 3.000%) 5.522%, 3/29/25	868	835
Gardner Denver, Inc. Tranche B-1 (1 month LIBOR + 2.750%) 5.272%, 7/30/24	2,349	2,263
Gates Global LLC Tranche B-2 (1 month LIBOR + 2.750%) 5.272%, 4/1/24	2,137	2,025
Hillman Group, Inc. (The) (3 month LIBOR + 4.000%) 6.803%, 5/30/25	1,592	1,509
NN, Inc.
(1 month LIBOR + 3.250%) 5.772%, 4/2/21	930	915
Tranche B (1 month LIBOR + 3.750%) 6.272%, 10/19/22	1,409	1,366
Paladin Brands Holding, Inc. (3 month LIBOR + 5.500%) 8.313%, 8/15/22	919	910
RBS Global, Inc. (Rexnord LLC) (1 month LIBOR + 2.000%) 4.522%, 8/21/24	1,172	1,134
Titan Acquisition Ltd. (1 month LIBOR + 3.000%) 5.522%, 3/28/25	1,578	1,439
	Par Value	Value

Manufacturing—continued
U.S. Farathane LLC Tranche B-4 (3 month LIBOR + 3.500%) 6.303%, 12/23/21	$1,651	$ 1,577
		24,197

Media / Telecom - Broadcasting—3.2%
iHeartCommunications, Inc. Tranche D (1 month LIBOR + 6.750%) 9.272%, 1/30/19(8)	4,288	2,865
Sinclair Television Group, Inc. Tranche B (1 month LIBOR + 2.250%) 4.780%, 1/3/24	2,451	2,322
Tribune Media Co.
Tranche B (1 month LIBOR + 3.000%) 5.522%, 12/27/20	159	157
Tranche C (1 month LIBOR + 3.000%) 5.522%, 1/26/24	1,975	1,935
Univision Communications, Inc. 2017, First Lien (1 month LIBOR + 2.750%) 5.272%, 3/15/24	6,307	5,695
		12,974

Media / Telecom - Cable/Wireless Video—5.7%
Charter Communications Operating LLC Tranche B (1 month LIBOR + 2.000%) 4.530%, 4/30/25	6,418	6,138
CSC Holdings LLC
(1 month LIBOR + 2.250%) 4.705%, 7/17/25	3,271	3,096
(1 month LIBOR + 2.500%) 4.955%, 1/25/26	348	333
(3 month LIBOR + 2.250%) 4.745%, 1/15/26	1,020	964
MCC Iowa LLC Tranche M (weekly LIBOR + 2.000%) 4.420%, 1/15/25	1,590	1,524
Mediacom Illinois LLC Tranche N (weekly LIBOR + 1.750%) 4.170%, 2/15/24	2,255	2,146
Radiate Holdco LLC (1 month LIBOR + 3.000%) 5.522%, 2/1/24	2,276	2,142
Telenet Financing USD LLC (1 month LIBOR + 2.250%) 4.705%, 8/15/26	1,915	1,818
UPC Financing Partnership (1 month LIBOR + 2.500%) 4.955%, 1/15/26	1,866	1,771
Virgin Media Bristol LLC (1 month LIBOR + 2.500%) 4.955%, 1/15/26	1,570	1,484
Ziggo Secured Finance Partnership Tranche E (1 month LIBOR + 2.500%) 4.955%, 4/15/25	1,845	1,734
		23,150

Media / Telecom - Diversified Media—2.4%
CDS US Intermediate Holdings, Inc. Tranche B (1 month LIBOR + 3.750%) 6.413%, 7/8/22	1,650	1,533
Crown Finance US, Inc. (1 month LIBOR + 2.500%) 5.022%, 2/28/25	873	824
Formula One Management Ltd. Tranche B-3 (1 month LIBOR + 2.500%) 5.022%, 2/1/24	1,528	1,441
See Notes to Schedule of Investments.

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Media / Telecom - Diversified Media—continued
Fort Dearborn Holding Co., Inc. First Lien (3 month LIBOR + 4.000%) 6.392%, 10/19/23	$1,783	$ 1,665
McGraw-Hill Global Education Holdings LLC Tranche B (1 month LIBOR + 4.000%) 6.522%, 5/4/22	3,686	3,319
Meredith Corp. Tranche B-1 (1 month LIBOR + 2.750%) 5.272%, 1/31/25	845	819
		9,601

Media / Telecom - Telecommunications—5.3%
Altice France SA Tranche B-13 (1 month LIBOR + 4.000%) 6.455%, 8/14/26	650	613
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 5.272%, 1/31/25	2,544	2,369
Communications Sales & Leasing, Inc. (1 month LIBOR + 3.000%) 5.522%, 10/24/22	1,671	1,508
Frontier Communications Corp. Tranche B-1 (1 month LIBOR + 3.750%) 6.280%, 6/15/24	3,353	3,104
Level 3 Financing, Inc. Tranche B (1 month LIBOR + 2.250%) 4.754%, 2/22/24	6,692	6,341
Neustar, Inc.
Tranche B-3 (1 month LIBOR + 2.500%) 5.022%, 1/8/20	153	151
Tranche B-4 (1 month LIBOR + 3.500%) 6.022%, 8/8/24	1,190	1,141
Numericable U.S. LLC
Tranche B-11 (1 month LIBOR + 2.750%) 5.272%, 7/31/25	2,248	2,052
Tranche B-12 (1 month LIBOR + 3.688%) 6.143%, 1/31/26	547	506
Securus Technologies Holdings, Inc.
0.000%, 11/1/24	212	203
First Lien (1 month LIBOR + 4.500%) 7.022%, 11/1/24	1,357	1,303
Second Lien (1 month LIBOR + 8.250%) 10.772%, 11/1/25	740	710
West Corp.
Tranche B (3 month LIBOR + 4.000%) 6.527%, 10/10/24	1,066	976
Tranche B-1 (3 month LIBOR + 3.500%) 6.027%, 10/10/24	463	422
		21,399

Media / Telecom - Wireless Communications—1.6%
Digicel International Finance Ltd. Tranche B (3 month LIBOR + 3.250%) 5.960%, 5/27/24	726	657
SBA Senior Finance II LLC (1 month LIBOR + 2.000%) 4.530%, 4/11/25	2,832	2,709
Sprint Communications, Inc.
(1 month LIBOR + 2.500%) 5.063%, 2/2/24	2,318	2,201
	Par Value	Value

Media / Telecom - Wireless Communications—continued
(1 month LIBOR + 3.000%) 5.563%, 2/2/24	$ 965	$ 931
		6,498

Metals / Minerals—0.6%
Covia Holdings Corp. (3 month LIBOR + 3.750%) 6.553%, 6/1/25	1,617	1,164
Graftech International Ltd. (1 month LIBOR + 3.500%) 0.000%, 2/12/25(5)	1,441	1,362
		2,526

Retail—2.2%
Bass Pro Group LLC (1 month LIBOR + 5.000%) 7.522%, 9/25/24	2,406	2,297
Michaels Stores, Inc. 2018, Tranche B (1 month LIBOR + 2.500%) 5.005%, 1/30/23	2,081	1,985
Neiman Marcus Group Ltd. LLC (1 month LIBOR + 3.250%) 5.630%, 10/25/20	3,329	2,803
PetSmart, Inc. Tranche B-2 (1 month LIBOR + 3.000%) 5.520%, 3/11/22	2,394	1,885
		8,970

Service—12.3%
Advantage Sales & Marketing, Inc.
First Lien (1 month LIBOR + 3.250%) 5.772%, 7/23/21	555	487
Tranche B-2 (1 month LIBOR + 3.250%) 5.772%, 7/23/21	1,099	968
AlixPartners LLP 2017 Refinancing (1 month LIBOR + 2.750%) 5.272%, 4/4/24	2,687	2,575
Allied Universal Holdco LLC First Lien (1 month LIBOR + 4.250%) 6.772%, 7/28/22	1,170	1,114
Carlisle Food Service Products, Inc.
First Lien (1 month LIBOR + 3.000%) 5.506%, 3/20/25	271	258
First Lien (3 month LIBOR + 1.000%) 1.000%, 3/20/25(7)	62	59
CEVA Logistics Finance B.V. Tranche B (3 month LIBOR + 3.750%) 6.553%, 8/4/25	1,212	1,172
Crossmark Holdings, Inc.
First Lien (3 month LIBOR + 3.500%) 6.303%, 12/20/19	1,902	526
Second Lien (3 month LIBOR + 7.500%) 10.303%, 12/21/20	520	17
CSC SW Holdco, Inc. Tranche B-1 (3 month LIBOR + 3.250%) 5.686%, 11/14/22	2,623	2,497
First Data Corp.
Tranche A (1 month LIBOR + 2.000%) 4.504%, 4/26/24	5,236	4,990
Tranche-D (1 month LIBOR + 2.000%) 4.504%, 7/8/22	1,021	979
Garda World Security Corp. Tranche B (3 month PRIME + 3.000%) 7.118%, 5/24/24	793	754
See Notes to Schedule of Investments.

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Service—continued
GFL Environmental, Inc. (1 month LIBOR + 3.000%) 5.522%, 5/30/25	$1,616	$ 1,504
Gopher Resource LLC (1 month LIBOR + 3.250%) 5.772%, 3/6/25	431	415
Greenrock Finance, Inc. Tranche B (3 month LIBOR + 3.500%) 6.303%, 6/28/24	1,163	1,140
Hoya Midco LLC First Lien (1 month LIBOR + 3.500%) 6.022%, 6/30/24	1,880	1,782
Laureate Education, Inc. (3 month LIBOR + 3.500%) 6.027%, 4/26/24	2,835	2,774
NAB Holdings LLC 2018 Refinancing (3 month LIBOR + 3.000%) 5.803%, 7/1/24	960	911
One Call Corp. First Lien (1 month LIBOR + 5.250%) 7.705%, 11/27/22	1,417	1,248
Patriot Container Corp. First Lien (1 month LIBOR + 3.500%) 6.006%, 3/20/25	729	708
Pearl Intermediate Parent LLC
First Lien (1 month LIBOR + 2.310%) 4.195%, 2/14/25(7)	422	399
First Lien (1 month LIBOR + 2.750%) 5.254%, 2/14/25	1,426	1,350
PI UK Holdco II Ltd. Tranche B-1 (1 month LIBOR + 3.500%) 6.022%, 1/3/25	4,084	3,941
Prime Security Services Borrower LLC Tranche B-1 (1 month LIBOR + 2.750%) 5.272%, 5/2/22	2,400	2,283
Red Ventures LLC Tranche B-1 (1 month LIBOR + 3.000%) 5.522%, 11/8/24	2,520	2,394
Sedgwick Claims Management Services, Inc. (3 month LIBOR + 3.250%) 0.000%, 12/31/25(5)	330	314
ServiceMaster Co., LLC Tranche C (1 month LIBOR + 2.500%) 5.022%, 11/8/23	1,554	1,519
St. George’s University Scholastic Services LLC
(1 month LIBOR + 3.500%) 6.030%, 7/17/25	1,171	1,139
(3 month LIBOR + 3.500%) 3.500%, 7/17/25(7)	367	356
TKC Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 6.280%, 2/1/23	2,516	2,385
Trans Union LLC 2017, Tranche B-3 (1 month LIBOR + 2.000%) 4.522%, 4/10/23	4,041	3,879
Tunnel Hill Partners LP Tranche B (3 month LIBOR + 3.500%) 0.000%, 10/1/25(5)	1,085	1,066
WEX, Inc. Tranche B-2 (1 month LIBOR + 2.250%) 4.772%, 6/30/23	1,982	1,902
		49,805

Transportation - Automotive—2.7%
Accuride Corp. 2017 Refinancing (3 month LIBOR + 5.250%) 8.053%, 11/17/23	1,923	1,821
	Par Value	Value

Transportation - Automotive—continued
American Axle & Manufacturing, Inc. Tranche B (3 month LIBOR + 2.250%) 4.750%, 4/6/24	$1,375	$ 1,297
Deck Chassis Acquisition, Inc. Second Lien (3 month LIBOR + 6.000%) 8.527%, 6/15/23	345	329
DexKo Global, Inc. Tranche B (1 month LIBOR + 3.500%) 6.022%, 7/24/24	2,242	2,162
Navistar, Inc. Tranche B (1 month LIBOR + 3.500%) 5.890%, 11/6/24	2,298	2,211
Tenneco, Inc. Tranche B (1 month LIBOR + 2.750%) 5.272%, 10/1/25	2,135	2,001
TI Group Auto Systems LLC (1 month LIBOR + 2.500%) 5.022%, 6/30/22	1,276	1,237
		11,058

Utility—3.2%
APLP Holdings LP (1 month LIBOR + 2.750%) 5.272%, 4/13/23	1,263	1,229
Brookfield WEC Holdings, Inc. (Westinghouse Electric Co., LLC)
First Lien (1 month LIBOR + 3.750%) 6.272%, 8/1/25	2,005	1,938
Second Lien (1 month LIBOR + 6.750%) 9.272%, 8/3/26	835	814
Calpine Construction Finance Co. LP Tranche B (1 month LIBOR + 2.500%) 5.022%, 1/15/25	1,975	1,864
Lightstone Holdco LLC
Tranche B (1 month LIBOR + 3.750%) 6.272%, 1/30/24	816	771
Tranche C (1 month LIBOR + 3.750%) 6.272%, 1/30/24	44	41
Talen Energy Supply LLC
(1 month LIBOR + 4.000%) 6.522%, 4/15/24	1,222	1,203
Tranche B-1 (1 month LIBOR + 4.000%) 6.522%, 7/15/23	1,033	1,017
TerraForm Power Operating LLC (1 month LIBOR + 2.000%) 4.522%, 11/8/22	515	496
Vistra Operations Co., LLC
(1 month LIBOR + 2.000%) 4.522%, 8/4/23	1,338	1,287
(1 month LIBOR + 2.000%) 4.473%, 12/31/25	2,438	2,341
		13,001

Total Leveraged Loans (Identified Cost $458,316)		429,384

See Notes to Schedule of Investments.

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Shares	Value
Common Stock—0.0%
Energy—0.0%
Sabine Oil & Gas LLC(9)(10)	727	$ 32
Total Common Stock (Identified Cost $35)		32

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(9)(10)	152,810	108
Total Rights (Identified Cost $130)		108

Warrants—0.0%
Energy—0.0%
Sabine Oil & Gas LLC(9)(10)	477	1
Sabine Oil & Gas LLC(9)(10)	2,269	9
		10

Total Warrants (Identified Cost $19)		10

Total Long-Term Investments—108.5% (Identified Cost $470,892)		440,745

Short-Term Investment—1.0%
Money Market Mutual Fund—1.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.292%)(11)	3,955,370	3,955
Total Short-Term Investment (Identified Cost $3,955)		3,955

TOTAL INVESTMENTS—109.5% (Identified Cost $474,847)		444,700
Other assets and liabilities, net—(9.5)%		(38,661)
NET ASSETS—100.0%		$406,039

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security

Footnote Legend:
(1)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(2)	Amount is less than $500.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities amounted to a value of $5,523 or 1.4% of net assets.
(4)	100% of the income received was in cash.
(5)	This loan will settle after December 31, 2018, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(6)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(7)	Represents unfunded portion of security and commitment fee earned on this portion.
(8)	Security in default, interest payments are being received during the bankruptcy proceedings.
(9)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(10)	Non-income producing.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	91%
Luxembourg	2
Canada	2
Netherlands	2
United Kingdom	1
France	1
Bermuda	1
Total	100%
† % of total investments as of December 31, 2018.
See Notes to Schedule of Investments.

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):
	Total Value at December 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Corporate Bonds and Notes	$ 11,211	$ —	$ 11,204	$ 7
Leveraged Loans	429,384	—	429,384	—
Equity Securities:
Rights	108	—	—	108
Common Stock	32	—	—	32
Warrants	10	—	—	10
Short-Term Investment	3,955	3,955	—	—
Total Investments	$444,700	$3,955	$440,588	$157
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended December 31, 2018.
See Notes to Schedule of Investments.

Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2018
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—96.3%
Alabama—1.5%
Black Belt Energy Gas District, Natural Gas Purchase Revenue, 4.000%, 12/1/48(2)	$ 465	$ 486
Pell City Special Care Facilities Financing Authority, Noland Health Services Revenue,
4.000%, 12/1/25	500	520
5.000%, 12/1/25	1,000	1,072
		2,078

Arizona—4.5%
Arizona Board of Regents, Arizona State University System Revenue,
5.000%, 7/1/36	1,000	1,142
5.000%, 7/1/37	360	410
Arizona Department of Transportation, State Highway Fund Revenue, 5.000%, 7/1/36	500	572
Arizona State Health Facilities Authority, Scottsdale Lincoln Hospital Revenue, 5.000%, 12/1/24	565	646
Maricopa County Industrial Development Authority, Banner Health Revenue, 4.000%, 1/1/34	1,000	1,048
Northern Arizona University, Stimulus Plan for Economic and Educational Development Revenue,
5.000%, 8/1/24	1,115	1,242
5.000%, 8/1/25	1,000	1,112
		6,172

Arkansas—0.4%
University of Arkansas, Facility Revenue, 5.000%, 11/1/33	505	584
California—2.2%
California Municipal Finance Authority, Bowles Hall Foundation Revenue,
4.000%, 6/1/21	100	103
4.500%, 6/1/23	225	241
4.500%, 6/1/24	150	162
California State Health Facilities Financing Authority, Providence St. Joseph Health, 4.000%, 10/1/36	275	287
California State Municipal Finance Authority, Community Medical Centers, 5.000%, 2/1/27	400	455
California Statewide Communities Development Authority, The Culinary Institute of America Revenue, 5.000%, 7/1/28	200	226
Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, 5.000%, 6/1/47	800	769
Inglewood Redevelopment Agency Successor Agency, Subordinate Lien Merged Redevelopment Project, Tax Allocation Revenue, (BAM Insured) 5.000%, 5/1/32	545	629
San Dieguito School Facilities Financing Authority, Special Tax Revenue, 5.000%, 3/1/37	10	12
	Par Value	Value

California—continued
Temecula Valley Unified School District Financing Authority, Special Tax Revenue, (BAM Insured) 5.000%, 9/1/25	$ 175	$ 203
		3,087

Colorado—7.1%
Colorado State Health Facilities Authority, Catholic Health Initiatives Revenue, 6.250%, 10/1/33	650	652
Denver Convention Center Hotel Authority Revenue, Senior Lien, 5.000%, 12/1/27	400	446
E-470 Public Highway Authority Revenue,
5.000%, 9/1/20	340	354
(NATL Insured) 0.000%, 9/1/29	665	381
Public Authority For Colorado Energy, Natural Gas Purchase Revenue,
6.125%, 11/15/23	2,135	2,378
6.250%, 11/15/28	2,250	2,773
Regional Transportation District, Sales Tax Revenue, Fastracks Project, 5.000%, 11/1/32	1,195	1,392
University of Colorado, Enterprise Revenue, (Pre-Refunded 6/1/19 @ 100) 5.625%, 6/1/22	1,370	1,392
		9,768

Connecticut—2.1%
Connecticut Housing Finance Authority, Mortgage Revenue, (GNMA/FNMA/FHLMC Insured) 3.200%, 11/15/33	425	413
Connecticut State Health & Educational Facility Authority, Hartford Healthcare Revenue, 5.000%, 7/1/25	1,500	1,690
Connecticut, State of, General Obligation, 5.000%, 9/15/34	750	835
		2,938

District of Columbia—3.6%
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Second Lien, (AGC Insured) 6.500%, 10/1/41	4,000	4,980
Florida—11.4%
Brevard County Health Facilities Authority, Health First Revenue,
5.000%, 4/1/21	115	122
(Pre-Refunded 4/1/19 @ 100) 7.000%, 4/1/39	1,050	1,063
Brevard County School Board, Certificates of Participation, 5.000%, 7/1/32	1,000	1,150
Broward County School Board, Certificates of Participation, 5.000%, 7/1/32	300	343
Central Florida Expressway Authority, Senior Lien Toll Revenue, 4.000%, 7/1/30	200	214
See Notes to Schedule of Investments.

Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Florida—continued
Florida, State of, General Obligation, 5.000%, 7/1/31	$4,000	$ 4,811
Miami Beach Redevelopment Agency, Tax Increment Revenue, 5.000%, 2/1/32	300	335
Miami Beach, City of, Stormwater Revenue, (Pre-Refunded 9/1/21 @ 100) 5.250%, 9/1/23	1,265	1,375
Miami-Dade County Educational Facilities Authority, University of Miami Revenue, 5.000%, 4/1/30	200	224
Miami-Dade County Expressway Authority, Toll Revenue, 5.000%, 7/1/33	480	548
Miami-Dade County School Board, Certificates of Participation, 5.000%, 2/1/34	1,700	1,896
Seminole County School Board, Certificates of Participation, 5.000%, 7/1/29	1,935	2,248
South Florida Water Management District, Certificates of Participation, 5.000%, 10/1/35	750	847
Tallahassee, City of, Health Facilities Revenue, Tallahassee Memorial Healthcare, 5.000%, 12/1/36	480	523
		15,699

Georgia—1.8%
Atlanta Water & Wastewater Revenue, 5.000%, 11/1/31	650	741
DeKalb County Water & Sewer Revenue, 5.250%, 10/1/26	1,555	1,689
		2,430

Idaho—1.3%
Idaho Health Facilities Authority, St. Lukes Health System Revenue, 5.000%, 3/1/37	235	261
Idaho Housing & Finance Association, Federal Highway Grant Anticipation Revenue, 4.500%, 7/15/29	1,500	1,571
		1,832

Illinois—9.6%
Chicago O’Hare International Airport, Passenger Facilities Charge Revenue, 5.000%, 1/1/20	70	72
Chicago, City of,
Sales Tax Revenue (Pre-Refunded 1/1/22 @ 100) 5.250%, 1/1/38	25	27
Sales Tax Revenue (Escrowed to Maturity) 5.000%, 1/1/21	750	795
Waterworks Revenue, Second Lien 5.000%, 11/1/22	500	546
Waterworks Revenue, Second Lien 5.000%, 11/1/30	500	559
Waterworks Revenue, Second Lien (AGM Insured) 5.000%, 11/1/31	500	566
Waterworks Revenue, Second Lien (AGM Insured) 5.250%, 11/1/32	350	402
	Par Value	Value

Illinois—continued
Illinois Finance Authority, Rush University Medical Center Revenue 5.000%, 11/15/21	$ 250	$ 270
Illinois State Toll Highway Authority, Toll Highway Revenue Senior Lien, 5.000%, 1/1/32	1,000	1,133
Illinois, State of, General Obligation,
5.000%, 4/1/22	815	854
5.000%, 2/1/26	1,490	1,567
5.000%, 2/1/27	1,250	1,341
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project Revenue, (AGM Insured) 0.000%, 6/15/26	1,000	759
Railsplitter Tobacco Settlement Authority, Tobacco Settlement Revenue, 5.000%, 6/1/27	450	512
Sales Tax Securitization Corp., Chicago Sales Tax Revenue, Sales Tax Revenue 5.000%, 1/1/30	1,500	1,695
University of Illinois, Auxiliary Facilities System Revenue,
5.500%, 4/1/31	1,540	1,641
5.125%, 4/1/36	500	522
		13,261

Indiana—2.0%
Indiana Finance Authority,
Indiana University Health Center Revenue, 5.000%, 12/1/22	800	889
Parkview Health System, 5.000%, 11/1/43	1,700	1,891
		2,780

Louisiana—0.4%
New Orleans Sewerage Service Revenue, 5.000%, 6/1/20	550	572
Maine—1.9%
Portland, City of, General Airport Revenue,
5.000%, 7/1/26	1,000	1,091
5.000%, 7/1/29	580	627
5.000%, 7/1/30	770	830
		2,548

Maryland—3.2%
Baltimore, City of, Convention Center Hotel Revenue, 5.000%, 9/1/36	250	273
Maryland Economic Development Corp., Exelon Generation Co. Revenue, 2.550%, 12/1/25(2)	500	498
Maryland Health & Higher Educational Facilities Authority,
Anne Arundel Health System Revenue (Pre-Refunded 7/1/19 @ 100) 6.750%, 7/1/29	2,015	2,064
Medstar Health System Revenue 5.000%, 8/15/26	800	914
See Notes to Schedule of Investments.

Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Maryland—continued
Medstar Health System Revenue 5.000%, 5/15/42	$ 600	$ 658
		4,407

Massachusetts—0.4%
Massachusetts Port Authority, Transportation Revenue, 5.000%, 7/1/31	500	577
Michigan—1.8%
Michigan Finance Authority, Beaumont Health Credit Group Revenue, 5.000%, 8/1/27	1,250	1,409
Michigan State Building Authority, Facilities Program Lease Revenue,
5.000%, 4/15/25	500	583
4.000%, 10/15/36	500	520
		2,512

New Jersey—5.5%
Camden County Improvement Authority Healthcare Redevelopment Project, Cooper Health System Revenue, 5.000%, 2/15/22	950	1,027
New Jersey Economic Development Authority, Cigarette Tax Revenue, (AGM Insured) 5.000%, 6/15/22	3,000	3,242
New Jersey Housing & Mortgage Finance Agency, Mortgage Revenue, 4.375%, 4/1/28	1,730	1,799
New Jersey Transportation Trust Fund Authority, 5.000%, 6/15/19	150	152
New Jersey Turnpike Authority, Toll Revenue, 4.000%, 1/1/35	240	251
Tobacco Settlement Financing Corp., Tobacco Settlement Revenue,
5.000%, 6/1/31	250	280
5.000%, 6/1/32	250	278
5.000%, 6/1/33	250	277
5.000%, 6/1/34	250	276
		7,582

New York—4.4%
Buffalo & Erie County Industrial Land Development Corp., Catholic Health System Revenue, 5.000%, 7/1/23	550	609
Dutchess County Local Development Corp., The Culinary Institute of America Revenue, 5.000%, 7/1/33	180	204
New York City Industrial Development Agency, Queens Baseball Stadium Project Revenue,
(AGC Insured) 6.125%, 1/1/29	500	502
(AMBAC Insured) 5.000%, 1/1/20	900	903
(AMBAC Insured) 5.000%, 1/1/31	470	471
New York City Municipal Water Finance Authority, Water & Sewer Revenue, General Resolution, 5.000%, 6/15/40	1,295	1,485
	Par Value	Value

New York—continued
New York State Dormitory Authority,
New York University Hospitals Center Revenue 5.000%, 7/1/33	$ 150	$ 170
Orange Regional Medical Center Revenue 5.000%, 12/1/23(3)	300	332
New York Transportation Development Corp., American Airlines JFK Project Revenue, 5.000%, 8/1/26	250	261
Triborough Bridge & Tunnel Authority, Toll Revenue Subordinate Lien, 5.000%, 11/15/23	750	845
TSASC, Inc., Tobacco Settlement Revenue, 5.000%, 6/1/34	190	207
		5,989

North Dakota—1.0%
Barnes County North Public School District Building Authority, Lease Revenue, 4.250%, 5/1/27	1,330	1,365
Ohio—1.8%
New Albany Community Authority, Community Facilities Revenue, 5.000%, 10/1/24	1,250	1,372
Ohio State Juvenile Correction Facilities Project, Lease Revenue, 5.000%, 10/1/22	935	1,036
		2,408

Oklahoma—1.0%
Oklahoma State Turnpike Authority, Turnpike Revenue, Second Senior Lien, (Pre-Refunded 1/1/21 @ 100) 5.000%, 1/1/29	1,250	1,328
Oregon—2.1%
Oregon Facilities Authority, University of Portland Revenue, 5.000%, 4/1/30	240	272
Oregon State Housing & Community, Mortgage Revenue, Residential Finance Program Revenue, 4.500%, 1/1/49	450	483
Oregon, State of, General Obligation, 5.000%, 5/1/33	1,095	1,265
Washington & Multnomah Counties, Beaverton School District No. 48J, General Obligation (SCH BD GTY Insured) 5.000%, 6/15/36	800	923
		2,943

Pennsylvania—4.7%
Butler County Hospital Authority, Butler Health System Revenue, 5.000%, 7/1/30	250	278
Delaware River Joint Toll Bridge Commission, Bridge System Revenue, 5.000%, 7/1/34	250	288
Pennsylvania Turnpike Commission, Turnpike Revenue Subordinate Lien,
(Pre-Refunded 12/1/20 @ 100) 6.000%, 12/1/34	250	269
See Notes to Schedule of Investments.

Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Par Value	Value

Pennsylvania—continued
(Pre-Refunded 12/1/20 @ 100) 6.000%, 12/1/34	$ 265	$ 286
(Pre-Refunded 12/1/20 @ 100) 6.000%, 12/1/34	1,235	1,331
(Pre-Refunded 12/1/21 @ 100) 5.250%, 12/1/31	1,000	1,096
Toll Highway Revenue 6.375%, 12/1/38	2,000	2,461
Philadelphia, City of,
Water & Wastewater Revenue 5.000%, 11/1/31	125	145
Water & Wastewater Revenue 5.000%, 10/1/42	300	335
		6,489

South Carolina—1.0%
Dorchester County, Water & Sewer Revenue, 5.000%, 10/1/28	1,020	1,120
South Carolina Association of Governmental Organizations Educational Facilities Corp., for Pickens School District Lease Revenue, 5.000%, 12/1/24	250	287
		1,407

Tennessee—2.3%
Chattanooga-Hamilton County Hospital Authority, Erlanger Health System Revenue, 5.000%, 10/1/26	1,000	1,109
Tennessee Housing Development Agency, Residential Finance Program Revenue,
2.050%, 7/1/20	545	544
2.300%, 1/1/21	310	311
Tennessee State School Bond Authority, Higher Education Program Revenue, (ST HGR ED INTERCEPT PROG Insured) 5.000%, 11/1/34	1,000	1,174
		3,138

Texas—12.6%
Corpus Christi Independent School District, General Obligation, (PSF-GTD Insured) 4.000%, 8/15/43	5,000	5,106
Hidalgo County Drain District No. 1, General Obligation, 5.000%, 9/1/28	1,000	1,151
Lamar Consolidated Independent School District, General Obligation, (PSF-GTD Insured) 5.000%, 2/15/34	1,000	1,154
North Texas Tollway Authority, Special Project System Revenue, (Pre-Refunded 9/1/31 @ 100) 0.000%, 9/1/43	1,500	1,689
Southmost Regional Water Authority, Desalination Plant Project Revenue,
(AGM Insured) 5.000%, 9/1/23	1,085	1,190
(AGM Insured) 5.000%, 9/1/25	1,015	1,111
Texas Municipal Gas Acquisition & Supply, Gas Supply Revenue,
Corp. I, Senior Lien 6.250%, 12/15/26	1,515	1,731
	Par Value	Value

Texas—continued
Corp. II 2.530%, 9/15/27(2)	$2,820	$ 2,754
Upper Trinity Regional Water District Authority, Regional Treated Supply System Revenue, (BAM Insured) 5.000%, 8/1/24	1,340	1,526
		17,412

Vermont—0.3%
Vermont Educational & Health Buildings Financing Agency, University of Vermont Health Network Revenue, 5.000%, 12/1/35	300	339
Virginia—1.7%
Riverside Regional Jail Authority, Jail Facility Revenue, 5.000%, 7/1/26	1,250	1,456
Virginia College Building Authority, Marymount University Revenue,
5.000%, 7/1/20(3)	200	206
5.000%, 7/1/21(3)	400	417
5.000%, 7/1/22(3)	195	206
		2,285

Washington—1.4%
King County Sewer Revenue, 5.000%, 7/1/36	1,630	1,864
West Virginia—0.3%
Monongalia County Building Commission, Monongalia Health System Revenue, 5.000%, 7/1/23	400	437
Wisconsin—1.0%
Public Finance Authority,
Renown Regional Medical Center Revenue 5.000%, 6/1/33	1,000	1,107
Waste Management, Inc. Revenue 2.875%, 5/1/27	250	243
		1,350

Total Municipal Bonds (Identified Cost $129,432)		132,561

Total Long-Term Investments—96.3% (Identified Cost $129,432)		132,561

See Notes to Schedule of Investments.

Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
	Shares	Value
Short-Term Investments—2.8%
Money Market Mutual Fund—2.4%
Dreyfus AMT-Free Tax Exempt Cash Management (seven-day effective yield 1.567%)(4)	3,403,929	$ 3,404
Total Money Market Mutual Fund (Identified Cost $3,404)		3,404

Exchange-Traded Fund—0.4%
VanEck Vectors High-Yield Municipal Index ETF	8,450	516
Total Exchange-Traded Fund (Identified Cost $511)		516

Total Short-Term Investments (Identified Cost $3,915)		3,920

TOTAL INVESTMENTS—99.1% (Identified Cost $133,347)		136,481
Other assets and liabilities, net—0.9%		1,207
NET ASSETS—100.0%		$137,688

Abbreviations:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Municipal Insured
ETF	Exchange-Traded Fund
NATL	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty

Footnote Legend:
(1)	At December 31, 2018, 18.8% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the insurers concentration exceeds 10% of the Fund’s net assets.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities amounted to a value of $1,161 or 0.8% of net assets.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):
	Total Value at December 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Municipal Bonds	$132,561	$ —	$132,561
Equity Securities:
Exchange-Traded Fund	516	516	—
Short-Term Investment	3,404	3,404	—
Total Investments	$136,481	$3,920	$132,561
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2018.
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
See Notes to Schedule of Investments.

Rampart Alternatives Diversifier Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2018
($ reported in thousands)
	Shares	Value
Affiliated Mutual Funds(1)—49.4%
Equity Funds—40.2%
Virtus Duff & Phelps Global Infrastructure Fund Class R6(1)	436,284	$ 5,768
Virtus Duff & Phelps Global Real Estate Securities Fund Class I(1)	126,468	3,456
Virtus Duff & Phelps International Real Estate Securities Fund Class I(1)	574,974	3,829
Virtus Duff & Phelps Real Estate Securities Fund Class I(1)	110,428	2,307
		15,360

Fixed Income Fund—9.2%
Virtus Newfleet Senior Floating Rate Fund Class I(1)	393,841	3,497
Total Affiliated Mutual Funds (Identified Cost $14,912)		18,857

Exchange-Traded Funds(1)—50.2%
Invesco DB Commodity Index Tracking Fund	398,207	5,770
Invesco DB G10 Currency Harvest Fund	179,834	4,232
	Shares	Value

iShares S&P North American Natural Resources Sector Index Fund	247,282	$ 6,721
VanEck Vectors Agribusiness Index Fund	25,080	1,428
VanEck Vectors Coal Index Fund	81,486	1,023
Total Exchange-Traded Funds (Identified Cost $19,309)		19,174

Total Long-Term Investments—99.6% (Identified Cost $34,221)		38,031

TOTAL INVESTMENTS—99.6% (Identified Cost $34,221)		38,031
Other assets and liabilities, net—0.4%		140
NET ASSETS—100.0%		$38,171

Abbreviation:
S&P	Standard & Poor’s

Footnote Legend:
(1)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):
	Total Value at December 31, 2018	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$19,174	$19,174
Affiliated Mutual Funds	18,857	18,857
Total Investments	$38,031	$38,031
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2018.
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
See Notes to Schedule of Investments.

Rampart Equity Trend Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2018
($ reported in thousands)
	Shares	Value
Common Stocks—13.0%
Consumer Discretionary—4.9%
Advance Auto Parts, Inc.	6,097	$ 960
AutoZone, Inc.(1)	2,176	1,824
CarMax, Inc.(1)	14,295	897
Chipotle Mexican Grill, Inc.(1)	516	223
Darden Restaurants, Inc.	2,634	263
Garmin Ltd.	89,759	5,684
McDonald’s Corp.	16,497	2,929
O’Reilly Automotive, Inc.(1)	6,613	2,277
Starbucks Corp.	28,276	1,821
Yum! Brands, Inc.	6,624	609
		17,487

Consumer Staples—1.6%
Kroger Co. (The)	208,281	5,728
Health Care—1.6%
Cigna Corp.	3,027	575
HCA Healthcare, Inc.	32,058	3,990
Universal Health Services, Inc. Class B	10,283	1,198
		5,763

Materials—1.6%
Ball Corp.	124,263	5,713
Utilities—3.3%
AES Corp.	184,297	2,665
American Water Works Co., Inc.	63,962	5,806
	Shares	Value

Utilities—continued
NRG Energy, Inc.	83,460	$ 3,305
		11,776

Total Common Stocks (Identified Cost $42,251)		46,467

Total Long-Term Investments—13.0% (Identified Cost $42,251)		46,467

Short-Term Investment—80.5%
Money Market Mutual Fund(2)—80.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.292%)	288,084,122	288,084
Total Short-Term Investment (Identified Cost $288,084)		288,084

TOTAL INVESTMENTS—93.5% (Identified Cost $330,335)		334,551
Other assets and liabilities, net—6.5%		23,305
NET ASSETS—100.0%		$357,856

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):
	Total Value at December 31, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$ 46,467	$ 46,467
Short-Term Investment	288,084	288,084
Total Investments	$334,551	$334,551
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2018.
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
See Notes to Schedule of Investments.

Rampart Multi-Asset Trend Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2018
($ reported in thousands)
	Shares	Value
Common Stocks—4.5%
Consumer Discretionary—1.7%
Advance Auto Parts, Inc.	365	$ 58
AutoZone, Inc.(1)	129	108
CarMax, Inc.(1)	851	53
Chipotle Mexican Grill, Inc.(1)	30	13
Darden Restaurants, Inc.	157	16
Garmin Ltd.	5,335	338
McDonald’s Corp.	981	174
O’Reilly Automotive, Inc.(1)	393	135
Starbucks Corp.	1,681	108
Yum! Brands, Inc.	395	36
		1,039

Consumer Staples—0.6%
Kroger Co. (The)	12,371	340
Health Care—0.6%
Cigna Corp.	181	35
HCA Healthcare, Inc.	1,905	237
Universal Health Services, Inc. Class B	612	71
		343

Materials—0.5%
Ball Corp.	7,277	335
Utilities—1.1%
AES Corp.	10,856	157
American Water Works Co., Inc.	3,872	351
NRG Energy, Inc.	4,966	197
		705

Total Common Stocks (Identified Cost $2,517)		2,762

	Shares	Value

Exchange-Traded Funds(2)—43.9%
Invesco DB Commodity Index Tracking Fund	140,227	$ 2,032
Invesco DB US Dollar Index Bullish Fund	80,455	2,048
iShares 1-3 Year Treasury Bond Index Fund	136,190	11,388
iShares 20+ Year Treasury Bond Index Fund	63,445	7,709
iShares MSCI Brazil Index Fund	46,056	1,760
iShares U.S. Real Estate Index Fund	25,571	1,916
Total Exchange-Traded Funds (Identified Cost $26,857)		26,853

Total Long-Term Investments—48.4% (Identified Cost $29,374)		29,615

Short-Term Investment—47.3%
Money Market Mutual Fund(2)—47.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.292%)	28,946,930	28,947
Total Short-Term Investment (Identified Cost $28,947)		28,947

TOTAL INVESTMENTS—95.7% (Identified Cost $58,321)		58,562
Other assets and liabilities, net—4.3%		2,639
NET ASSETS—100.0%		$61,201

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):
	Total Value at December 31, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$ 2,762	$ 2,762
Exchange-Traded Funds	26,853	26,853
Short-Term Investment	28,947	28,947
Total Investments	$58,562	$58,562
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2018.
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
See Notes to Schedule of Investments.

Rampart Sector Trend Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2018
($ reported in thousands)
	Shares	Value
Common Stocks—21.4%
Health Care—0.5%
Cigna Corp.	6,174	$ 1,172
Utilities—20.9%
AES Corp.	43,323	626
Alliant Energy Corp.	15,356	649
Ameren Corp.	16,130	1,052
American Electric Power Co., Inc.	32,831	2,454
American Water Works Co., Inc.	11,768	1,068
CenterPoint Energy, Inc.	28,393	801
CMS Energy Corp.	18,679	927
Consolidated Edison, Inc.	20,576	1,573
Dominion Energy, Inc.	43,150	3,083
DTE Energy Co.	11,982	1,322
Duke Energy Corp.	46,324	3,998
Edison International	21,540	1,223
Entergy Corp.	12,090	1,041
Evergy, Inc.	17,912	1,017
Eversource Energy	20,981	1,365
Exelon Corp.	63,810	2,878
FirstEnergy Corp.	29,802	1,119
NextEra Energy, Inc.	27,533	4,786
NiSource, Inc.	22,335	566
NRG Energy, Inc.	19,918	789
PG&E Corp.(1)	34,359	816
Pinnacle West Capital Corp.	7,431	633
PPL Corp.	45,994	1,303
Public Service Enterprise Group, Inc.	33,164	1,726
SCANA Corp.	9,419	450
Sempra Energy	17,371	1,879
Southern Co. (The)	66,751	2,932
	Shares	Value
Utilities—continued
WEC Energy Group, Inc.	20,873	$ 1,446
Xcel Energy, Inc.	33,710	1,661
		45,183

Total Common Stocks (Identified Cost $47,389)		46,355

Total Long-Term Investments—21.4% (Identified Cost $47,389)		46,355

Short-Term Investment—55.2%
Money Market Mutual Fund—55.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.292%)(2)	119,314,925	119,315
Total Short-Term Investment (Identified Cost $119,315)		119,315

TOTAL INVESTMENTS—76.6% (Identified Cost $166,704)		165,670
Other assets and liabilities, net—23.4%		50,599
NET ASSETS—100.0%		$216,269

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):
	Total Value at December 31, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$ 46,355	$ 46,355
Short-Term Investment	119,315	119,315
Total Investments	$165,670	$165,670
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2018.
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
See Notes to Schedule of Investments.

Vontobel Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2018
($ reported in thousands)
	Shares	Value
Common Stocks—97.3%
Communication Services—16.5%
Autohome, Inc. ADR (China)	414,253	$ 32,407
Bharti Infratel Ltd. (India)	18,960,746	70,341
Naspers Ltd. Class N (South Africa)	545,149	109,589
NCSoft Corp. (South Korea)	138,995	58,112
NetEase, Inc. ADR (China)	839,523	197,598
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	697,934,681	182,007
Tencent Holdings Ltd. (China)	6,320,349	253,443
Zee Entertainment Enterprises Ltd. (India)	18,086,091	123,428
		1,026,925

Consumer Discretionary—9.6%
Alibaba Group Holding Ltd. Sponsored ADR (China)(1)	1,497,391	205,247
Lojas Renner S.A. (Brazil)	7,965,255	87,138
Sands China Ltd. (China)	20,902,376	91,559
Techtronic Industries Co., Ltd. (Hong Kong)	23,464,178	124,655
Yum China Holdings, Inc. (China)	2,600,938	87,210
		595,809

Consumer Staples—23.6%
Ambev S.A. ADR (Brazil)	62,266,776	244,086
Anheuser-Busch InBev NV (Belgium)	1,808,216	119,541
CP ALL PCL (Thailand)	53,317,549	112,579
Fomento Economico Mexicano SAB de C.V. Sponsored ADR (Mexico)	2,570,839	221,221
Heineken NV (Netherlands)	2,018,445	178,535
ITC Ltd. (India)	31,222,203	125,958
LG Household & Health Care Ltd. (South Korea)	91,791	90,573
Unilever NV CVA (Netherlands)	4,367,182	237,276
Wal-Mart de Mexico SAB de C.V. (Mexico)	54,841,438	139,477
		1,469,246

Energy—2.3%
Ultrapar Participacoes S.A. (Brazil)	10,407,562	142,858
Financials—27.6%
Bancolombia SA Sponsored ADR (Colombia)	2,558,850	97,492
Bank Central Asia Tbk PT (Indonesia)	45,672,449	82,579
Bank Polska Kasa Opieki SA (Poland)	2,420,811	70,509
Bank Rakyat Persero Tbk PT (Indonesia)	424,729,605	108,102
Credicorp Ltd. (Peru)	360,861	79,992
HDFC Bank Ltd. (India)	11,531,324	350,440
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	3,291,286	95,244
Housing Development Finance Corp., Ltd. (India)	7,362,639	207,581
Itau Unibanco Holding SA Sponsored ADR (Brazil)	14,617,691	133,606
Kasikornbank PCL (Thailand)	16,487,611	93,426
Malayan Banking Bhd (Malaysia)	27,247,400	62,638
Public Bank Bhd (Malaysia)	12,164,000	72,881
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	441,703	106,487
United Overseas Bank Ltd. (Singapore)	8,819,054	158,982
		1,719,959

Industrials—1.8%
Airports of Thailand PCL (Thailand)	12,836,400	25,330
CCR S.A. (Brazil)	10,041,552	29,018
	Shares	Value

Industrials—continued
Grupo Aeroportuario del Pacifico SAB de C.V. Class B (Mexico)	6,906,012	$ 56,276
		110,624

Information Technology—10.6%
HCL Technologies Ltd. (India)	10,665,969	147,328
SK Hynix, Inc. (South Korea)(1)	979,659	53,118
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	20,765,647	152,346
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	2,419,535	89,305
Tata Consultancy Services Ltd. (India)	8,171,073	221,561
		663,658

Real Estate—1.1%
Link REIT (Hong Kong)	7,133,466	72,241
Utilities—4.2%
Equatorial Energia S.A. (Brazil)	3,146,910	60,539
Infraestructura Energetica Nova SAB de C.V. (Mexico)	16,783,315	62,362
Power Grid Corp. of India Ltd. (India)	48,893,019	139,119
		262,020

Total Common Stocks (Identified Cost $5,858,760)		6,063,340

Warrants—2.4%
Consumer Staples—2.4%
Inner Mongolia Yili Industrial Group Co., Ltd. (China)	19,649,772	65,355
Wuliangye Yibin Co., Ltd. (China)	11,333,403	83,822
		149,177

Total Warrants (Identified Cost $198,695)		149,177

Total Long-Term Investments—99.7% (Identified Cost $6,057,455)		6,212,517

TOTAL INVESTMENTS—99.7% (Identified Cost $6,057,455)		6,212,517
Other assets and liabilities, net—0.3%		20,317
NET ASSETS—100.0%		$6,232,834

Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Non-income producing.

See Notes to Schedule of Investments.

Vontobel Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
Country Weightings (Unaudited)†
India	22%
China	16
Brazil	11
Mexico	8
Netherlands	7
Indonesia	6
South Korea	5
Other	25
Total	100%
† % of total investments as of December 31, 2018.
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):
	Total Value at December 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$6,063,340	$6,063,340	$ —
Warrants	149,177	—	149,177
Total Investments	$6,212,517	$6,063,340	$149,177
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2018.
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
See Notes to Schedule of Investments.

Vontobel Foreign Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2018
($ reported in thousands)
	Shares	Value
Common Stocks—96.7%
Communication Services—2.3%
Tencent Holdings Ltd. (China)	536,455	$ 21,512
Consumer Discretionary—13.0%
Alibaba Group Holding Ltd. Sponsored ADR (China)(1)	73,601	10,089
Booking Holdings, Inc. (Netherlands)(1)	12,040	20,738
Domino’s Pizza Group plc (United Kingdom)	4,280,287	12,717
Industria de Diseno Textil SA (Spain)	626,269	16,037
LVMH Moet Hennessy Louis Vuitton SE (France)	51,907	15,356
Paddy Power Betfair plc (Ireland)	180,920	14,852
Shimano, Inc. (Japan)	121,600	17,218
Techtronic Industries Co., Ltd. (Hong Kong)	2,967,072	15,763
		122,770

Consumer Staples—26.3%
Alimentation Couche-Tard, Inc. Class B (Canada)	619,902	30,836
Ambev S.A. ADR (Brazil)	2,307,634	9,046
Anheuser-Busch InBev NV (Belgium)	192,797	12,746
Diageo plc (United Kingdom)	758,675	27,028
Heineken NV (Netherlands)	283,935	25,114
L’Oreal SA (France)	76,399	17,612
Nestle S.A. Registered Shares (Switzerland)	525,546	42,668
Philip Morris International, Inc. (Switzerland)	70,860	4,731
Reckitt Benckiser Group plc (United Kingdom)	282,981	21,688
Unilever NV CVA (Netherlands)	850,937	46,233
Wal-Mart de Mexico SAB de C.V. (Mexico)	4,541,063	11,549
		249,251

Financials—12.2%
HDFC Bank Ltd. (India)	1,505,722	45,759
Housing Development Finance Corp., Ltd. (India)	772,883	21,791
London Stock Exchange Group plc (United Kingdom)	200,489	10,380
Svenska Handelsbanken AB Class A (Sweden)	870,212	9,652
UBS Group AG Registered Shares (Switzerland)	668,936	8,327
United Overseas Bank Ltd. (Singapore)	1,073,800	19,357
		115,266

Health Care—5.6%
Fresenius SE & Co. KGaA (Germany)	435,852	21,164
Grifols SA (Spain)	735,437	19,296
Medtronic plc (United States)	135,945	12,365
		52,825

Industrials—19.8%
Bunzl plc (United Kingdom)	953,496	28,791
Canadian National Railway Co. (Canada)	244,612	18,117
DCC plc (Ireland)	197,105	15,036
Kingspan Group plc (Ireland)	232,212	9,945
RELX plc (United Kingdom)	1,888,377	38,880
Rentokil Initial plc (United Kingdom)	3,162,885	13,594
Safran SA (France)	199,320	24,070
	Shares	Value

Industrials—continued
Teleperformance (France)	151,105	$ 24,169
Vinci SA (France)	174,982	14,439
		187,041

Information Technology—12.9%
Constellation Software, Inc. (Canada)	45,671	29,234
Keyence Corp. (Japan)	48,965	24,875
Mastercard, Inc. Class A (United States)	119,699	22,581
SAP SE (Germany)	238,693	23,774
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	343,223	12,668
Visa, Inc. Class A (United States)	69,102	9,117
		122,249

Materials—2.9%
Air Liquide SA (France)	119,998	14,911
HeidelbergCement AG (Germany)	209,371	12,805
		27,716

Utilities—1.7%
Power Grid Corp. of India Ltd. (India)	5,726,393	16,294
Total Common Stocks (Identified Cost $764,093)		914,924

Total Long-Term Investments—96.7% (Identified Cost $764,093)		914,924

TOTAL INVESTMENTS—96.7% (Identified Cost $764,093)		914,924
Other assets and liabilities, net—3.3%		31,680
NET ASSETS—100.0%		$946,604

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.

Country Weightings (Unaudited)†
United Kingdom	17%
France	12
Netherlands	10
India	9
Canada	9
Germany	6
Switzerland	6
Other	31
Total	100%
† % of total investments as of December 31, 2018.
See Notes to Schedule of Investments.

Vontobel Foreign Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):
	Total Value at December 31, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$914,924	$914,924
Total Investments	$914,924	$914,924
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2018.
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
See Notes to Schedule of Investments.

Vontobel Global Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2018
($ reported in thousands)
	Shares	Value
Common Stocks—96.0%
Communication Services—7.0%
Alphabet, Inc. Class C (United States)(1)	7,163	$ 7,418
Tencent Holdings Ltd. (China)	81,244	3,258
Walt Disney Co. (The) (United States)	37,646	4,128
		14,804

Consumer Discretionary—16.0%
Alibaba Group Holding Ltd. Sponsored ADR (China)(1)	13,940	1,911
Amazon.com, Inc. (United States)(1)	4,485	6,736
Booking Holdings, Inc. (Netherlands)(1)	2,015	3,471
Industria de Diseno Textil SA (Spain)	138,504	3,547
NIKE, Inc. Class B (United States)	42,656	3,163
O’Reilly Automotive, Inc. (United States)(1)	6,529	2,248
Paddy Power Betfair plc (Ireland)	56,422	4,632
Royal Caribbean Cruises Ltd. (United States)	24,424	2,388
Starbucks Corp. (United States)	45,067	2,902
TJX Cos., Inc. (The) (United States)	59,656	2,669
		33,667

Consumer Staples—17.9%
Alimentation Couche-Tard, Inc. Class B (Canada)	127,047	6,320
Ambev S.A. ADR (Brazil)	569,039	2,230
Anheuser-Busch InBev NV (Belgium)	67,417	4,457
LG Household & Health Care Ltd. (South Korea)	710	700
Nestle S.A. Registered Shares (Switzerland)	56,817	4,613
PepsiCo, Inc. (United States)	48,921	5,405
Reckitt Benckiser Group plc (United Kingdom)	81,382	6,237
Unilever NV CVA (Netherlands)	140,816	7,651
		37,613

Financials—18.2%
Berkshire Hathaway, Inc. Class B (United States)(1)	32,257	6,586
CME Group, Inc. (United States)	39,029	7,342
HDFC Bank Ltd. (India)	310,482	9,436
Housing Development Finance Corp., Ltd. (India)	240,281	6,775
M&T Bank Corp. (United States)	14,832	2,123
PNC Financial Services Group, Inc. (The) (United States)	18,411	2,152
Wells Fargo & Co. (United States)	84,051	3,873
		38,287

Health Care—13.2%
Abbott Laboratories (United States)	30,367	2,196
Becton, Dickinson & Co. (United States)	21,285	4,796
Fresenius SE & Co. KGaA (Germany)	75,092	3,646
Johnson & Johnson (United States)	23,311	3,008
Medtronic plc (United States)	66,631	6,061
UnitedHealth Group, Inc. (United States)	32,019	7,977
		27,684

Industrials—6.9%
Canadian National Railway Co. (Canada)	36,001	2,666
DCC plc (Ireland)	29,600	2,258
RELX plc (United Kingdom)	175,157	3,607
	Shares	Value

Industrials—continued
Safran SA (France)	50,514	$ 6,100
		14,631

Information Technology—13.8%
Keyence Corp. (Japan)	4,096	2,081
Mastercard, Inc. Class A (United States)	39,350	7,423
Microsoft Corp. (United States)	40,413	4,105
SAP SE (Germany)	52,866	5,265
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	74,726	2,758
Visa, Inc. Class A (United States)	55,994	7,388
		29,020

Materials—1.2%
Martin Marietta Materials, Inc. (United States)	14,289	2,456
Real Estate—1.8%
American Tower Corp. (United States)	23,996	3,796
Total Common Stocks (Identified Cost $156,518)		201,958

Total Long-Term Investments—96.0% (Identified Cost $156,518)		201,958

Short-Term Investment—2.2%
Money Market Mutual Fund—2.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.292%)(2)	4,616,154	4,616
Total Short-Term Investment (Identified Cost $4,616)		4,616

TOTAL INVESTMENTS—98.2% (Identified Cost $161,134)		206,574
Other assets and liabilities, net—1.8%		3,781
NET ASSETS—100.0%		$210,355

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.

Country Weightings (Unaudited)†
United States	55%
India	8
Netherlands	6
United Kingdom	5
Canada	4
Germany	4
Ireland	3
Other	15
Total	100%
† % of total investments as of December 31, 2018.
See Notes to Schedule of Investments.

Vontobel Global Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):
	Total Value at December 31, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$201,958	$201,958
Short-Term Investment	4,616	4,616
Total Investments	$206,574	$206,574
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2018.
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
See Notes to Schedule of Investments.

Vontobel Greater European Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2018
($ reported in thousands)
	Shares	Value
Preferred Stock—2.1%
Health Care—2.1%
Grifols SA Class B, 1.780% (Spain)	6,508	$ 121
Total Preferred Stock (Identified Cost $105)		121

Common Stocks—93.0%
Consumer Discretionary—10.8%
adidas AG (Germany)	349	73
Booking Holdings, Inc. (Netherlands)(1)	81	139
Brunello Cucinelli S.p.A (Italy)	311	11
Domino’s Pizza Group plc (United Kingdom)	32,426	96
Hermes International (France)	25	14
Industria de Diseno Textil SA (Spain)	2,786	71
LVMH Moet Hennessy Louis Vuitton SE (France)	233	69
Paddy Power Betfair plc (Ireland)	1,641	135
		608

Consumer Staples—24.7%
Anheuser-Busch InBev NV (Belgium)	1,890	125
Diageo plc (United Kingdom)	2,478	88
Heineken NV (Netherlands)	1,277	113
L’Oreal SA (France)	267	62
Nestle S.A. Registered Shares (Switzerland)	3,219	261
Pernod Ricard SA (France)	438	72
Philip Morris International, Inc. (Switzerland)	2,036	136
Reckitt Benckiser Group plc (United Kingdom)	2,965	227
Unilever NV CVA (Netherlands)	5,548	302
		1,386

Financials—10.5%
ABN AMRO Group NV CVA (Netherlands)(2)	2,550	60
AIB Group plc (Ireland)	14,554	61
Bankinter SA (Spain)	7,096	57
Groupe Bruxelles Lambert SA (Belgium)	645	56
KBC Group NV (Belgium)	859	56
London Stock Exchange Group plc (United Kingdom)	2,178	113
Pargesa Holding SA (Switzerland)	627	45
Svenska Handelsbanken AB Class A (Sweden)	3,625	40
Swedbank AB Class A (Sweden)	1,407	32
UBS Group AG Registered Shares (Switzerland)	5,468	68
		588

Health Care—10.1%
Coloplast A/S Class B (Denmark)	622	58
EssilorLuxottica SA (France)	896	113
Eurofins Scientific SE (Luxembourg)	201	75
Fresenius Medical Care AG & Co. KGaA (Germany)	1,324	86
Fresenius SE & Co. KGaA (Germany)	1,711	83
Medtronic plc (United States)	1,657	151
		566

Industrials—20.7%
Aena SME SA (Spain)(2)	619	96
Bunzl plc (United Kingdom)	3,106	94
	Shares	Value

Industrials—continued
DCC plc (Ireland)	1,583	$ 121
Kingspan Group plc (Ireland)	1,769	76
RELX plc (United Kingdom)	10,136	209
Rentokil Initial plc (United Kingdom)	26,718	115
Safran SA (France)	1,336	161
Teleperformance (France)	844	135
Vinci SA (France)	1,922	158
		1,165

Information Technology—9.4%
Accenture plc Class A (United States)	1,402	198
Amadeus IT Group SA (Spain)	1,454	101
SAP SE (Germany)	2,313	230
		529

Materials—5.9%
Air Liquide SA (France)	1,262	157
HeidelbergCement AG (Germany)	1,313	80
Sika AG Registered Shares (Switzerland)	740	94
		331

Real Estate—0.9%
Unibail-Rodamco-Westfield (Netherlands)	334	52
Total Common Stocks (Identified Cost $4,230)		5,225

Total Long-Term Investments—95.1% (Identified Cost $4,335)		5,346

TOTAL INVESTMENTS—95.1% (Identified Cost $4,335)		5,346
Other assets and liabilities, net—4.9%		274
NET ASSETS—100.0%		$5,620

Footnote Legend:
(1)	Non-income producing.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities amounted to a value of $156 or 2.8% of net assets.

Country Weightings (Unaudited)†
United Kingdom	18%
France	18
Netherlands	13
Switzerland	11
Germany	10
Spain	8
Ireland	7
Other	15
Total	100%
† % of total investments as of December 31, 2018.
See Notes to Schedule of Investments.

Vontobel Greater European Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Schedules of Investments):
	Total Value at December 31, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$5,225	$5,225
Preferred Stock	121	121
Total Investments	$5,346	$5,346
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2018.
There were no transfers into or out of Level 3 related to securities held at December 31, 2018.
See Notes to Schedule of Investments.

VIRTUS OPPORTUNITIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)
December 31, 2018
Note 1. Significant Accounting Policies
The Virtus Opportunities Trust (the “Trust”) is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The significant accounting policies consistently followed by the Trust, a trust consisting of 24 Funds (each a “Fund”), in the preparation of the Schedules of Investments are summarized below, and for derivatives, included in Note 1D below. The preparation of the Schedules of Investments in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates, and those differences could be significant.
A.	Security Valuation
Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	When-issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
C.	Leveraged Loans
($ reported in thousands)
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
As of December 31, 2018, the Funds had the following unfunded loan commitments:

	Unfunded Loan Commitment
	Newfleet Multi Sector	Newfleet Senior
	Intermediate Bond	Floating Rate
Borrower	Fund `	Fund
Carlisle Food Service Products, Inc. First Lien	$ 13	$ 59
Heartland Dental LLC	—	138
Pearl Intermediate Parent LLC First Lien	132	399
Tricorbraun Holding, Inc. First Lien	—	175
St. George’s University Scholastic Services LLC	89	356
Universal Hospital Services	72	854
D.	Securities Lending
($ reported in thousands)
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral. At December 31, 2018, the following Series had securities on loan:

Fund	Market Value	Cash Collateral
Herzfield Fund	$ 3,478	$ 3,552
Horizon Wealth Masters Fund	2,448	2,622
Newfleet Bond Fund	52	52
Newfleet High Yield Fund	2,072	2,025
Newfleet Low Duration Income Fund	466	484
Newfleet Multi-Sector Intermediate Bond Fund	2,504	2,673
Newfleet Multi-Sector Short Term Bond	22,678	23,565
Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
Note 2. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.	Forward Currency Contracts
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.
B.	Warrants and Rights
Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.
Note 3. Credit Risk and Asset Concentration
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of highyield/ high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.
Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Funds, positive or negative, than if the Funds did not concentrate its investments in such sectors.
Note 4. Investments in Affiliates
($ reported in thousands)
A summary of the total long-term and short-term purchases and sales of an underlying affiliated fund, Virtus Newfleet Credit Opportunities Fund Class R6, during the period ended December 31, 2018, is as follows:
	Value, beginning of period	Purchases	Sales Proceeds	Net realized gain (loss) on affiliated fund	Net change in unrealized appreciation (depreciation) on affiliated fund	Value, end of period	Shares	Dividend Income	Distributions of Realized Gains
Newfleet Bond Fund
Affiliated Mutual Fund—1.0%
Virtus Newfleet Credit Opportunities Fund Class R6(1)	$1,140	$—	$(393)	$(26)	$(39)	$682	76	$13	$—

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
	Value, beginning of period	Purchases	Sales Proceeds	Net realized gain (loss) on affiliated fund	Net change in unrealized appreciation (depreciation) on affiliated fund	Value, end of period	Shares	Dividend Income	Distributions of Realized Gains
Newfleet Multi-Sector Intermediate Bond Fund
Affiliated Mutual Fund—1.8%
Virtus Newfleet Credit Opportunities Fund Class R6(1)	$9,036	$—	$(3,968)	$(258)	$(214)	$4,596	511,831	$85	$—

	Value, beginning of period	Purchases	Sales Proceeds	Net realized gain (loss) on affiliated fund	Net change in unrealized appreciation (depreciation) on affiliated fund	Value, end of period	Shares	Dividend Income	Distributions of Realized Gains
Newfleet Multi-Sector Short Term Bond
Affiliated Mutual Fund—1.0%(2)
Virtus Newfleet Credit Opportunities Fund Class R6(1)	$67,585	$—	$—	$—	$(4,823)	$62,762	6,989	$1,162	$—
A summary of the Rampart Alternatives Diversifier Fund’s total long-term and short-term purchases and sales of the respective shares of the affiliated underlying funds during the period ended December 31, 2018, is as follows:
	Value, beginning of period	Purchases	Sales Proceeds	Net realized gain (loss) on affiliated fund	Net change in unrealized appreciation (depreciation) on affiliated fund	Value, end of period	Shares	Dividend Income	Distributions of Realized Gains
Rampart Alternatives Diversifier Fund
Affiliated Mutual Funds—49.4%(3)
Virtus Duff & Phelps Global Infrastructure Fund Class R6(1)	$ 5,955	$—	$(130)	$(13)	$ (44)	$ 5,768	436	$ 43	$233
Virtus Duff & Phelps Global Real Estate Securities Fund Class I(1)	3,710	—	—	—	(254)	3,456	127	114	1
Virtus Duff & Phelps International Real Estate Securities Fund Class I(1)	3,993	—	(110)	(13)	(41)	3,829	575	162	—
Virtus Duff & Phelps Real Estate Securities Fund Class I(1)	2,508	—	—	—	(201)	2,307	110	12	343
Virtus Newfleet Senior Floating Rate Fund Class I(1)	3,665	—	(110)	(6)	(52)	3,497	394	48	—
Total	$19,831	$—	$(350)	$(32)	$(592)	$18,857		$379	$577

(1)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.
(2)	The Newfleet Multi-Sector Short Term Bond Fund does not invest in the underlying fund for the purpose of exercising management or control; however, the investments made by the Fund within each of its principal investment strategies may represent a significant portion of the underlying fund’s net assets. At December 31, 2018, the Fund was the owner of record of approximately 84% of the Virtus Newfleet Credit Opportunities Fund.
Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)
December 31, 2018
(3)	The Rampart Alternatives Diversifier Fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At December 31, 2018, the Fund was the owner of record of less than 10% of each affiliated underlying fund.
Note 5. Regulatory Matters and Litigation
From time to time, the Trust, the Funds’ Adviser and/or Subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
On February 20, 2015, a putative class action complaint (In re Virtus Investment Partners, Inc. Securities Litigation; formerly styled as Tom Cummins v. Virtus Investment Partners Inc., et al.) alleging violations of certain provisions of the federal securities laws was filed by an individual shareholder against Virtus and certain of its officers (the “defendants”) in the United States District Court for the Southern District of New York. On August 21, 2015, the lead plaintiff filed a Consolidated Class Action Complaint (the “Consolidated Complaint”) amending the originally filed complaint and adding the Trust as a defendant. The Consolidated Complaint was purportedly filed on behalf of all purchasers of Virtus common stock between January 25, 2013 and May 11, 2015 (the “Class Period”). The Consolidated Complaint alleges that during the Class Period, the defendants disseminated materially false and misleading statements and concealed material adverse facts relating to certain funds previously subadvised by F-Squared Investments, Inc. and/or its affiliates (“F-Squared”). The plaintiff seeks to recover unspecified damages. A motion to dismiss the Consolidated Complaint was filed on behalf of the defendants on October 21, 2015. Pursuant to an Opinion & Order (“Order”) filed on July 1, 2016, the court granted in part and denied in part the defendants’ motion to dismiss. Although the Order narrows the scope of the claims asserted and dismisses one of the defendants from the suit, claims under Sections 10(b) and 20(a) of the Exchange Act and Rule 10b-5 thereunder survive the motion. The remaining defendants filed an Answer to the Consolidated Complaint on August 5, 2016. Pursuant to an Opinion & Order filed on May 15, 2017, the plaintiff’s motion for class certification, was granted by the court. Discovery has since been completed. On October 6, 2017, defendants moved for summary judgment. Briefing on the motion for summary judgment was completed on December 22, 2017, and oral argument was held on January 18, 2018, where the Court reserved decision. Virtus and its affiliates, including the Adviser, believe that the suit is without merit. Nevertheless, on February 6, 2018, Virtus reached an agreement in principle with the plaintiffs, subject to Court approval, settling all claims in the litigation, in order to avoid the cost, distractions, disruption, and inherent litigation uncertainty. The court gave its preliminary approval by order dated June 28 and set October 24 for the settlement hearing. Upon approval by the Court, which Virtus believes is likely, the resolution of this matter will not have a material impact on the results of operations, cash flows or its consolidated financial condition for Virtus. Whether or not the settlement is approved by the Court, the Trust believes that the risk of loss to the Funds as a result of this suit is remote. Whether or not the settlement is approved by the Court, the Adviser does not believe that the suit will have any impact on its ability to provide services to the Funds.
Note 6. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the Schedules of Investments (“N-Q”) were filed and has determined that there were no subsequent events requiring recognition or disclosure in these Notes to Schedules of Investments.
Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Opportunities Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	2/28/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	2/28/2019

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	2/28/2019

* Print the name and title of each signing officer under his or her signature.